UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:         811-04087

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Manning & Napier Fund, Inc.

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(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

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(Address of principal executive offices) (zip code)

B. Reuben Auspitz         290 Woodcliff Drive, Fairport, NY 14450

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(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880

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Date of fiscal year end: October 31, 2010

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Date of reporting period: January 31, 2011

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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1: SCHEDULE OF INVESTMENTS

Investment Portfolio - January 31, 2011(unaudited)

Equity Series	Shares	Value

COMMON STOCKS - 94.0%

Consumer Discretionary - 14.5%
Diversified Consumer Services - 0.3%
Strayer Education, Inc.	51,590	$6,190,800

Hotels, Restaurants & Leisure - 1.3%
Carnival Corp.	541,870	24,227,008

Media - 6.9%
Discovery Communications, Inc. - Class A*	596,050	23,245,950
Time Warner, Inc.	1,348,150	42,399,317
The Walt Disney Co.	718,870	27,942,477
The Washington Post Co. - Class B	84,460	36,178,441

		129,766,185

Multiline Retail - 2.6%
Kohl’s Corp.*	606,280	30,786,898
Nordstrom, Inc.	440,260	18,129,907

		48,916,805

Specialty Retail - 3.4%
Dick’s Sporting Goods, Inc.*	549,140	19,818,463
The Home Depot, Inc.	631,550	23,222,093
The Sherwin-Williams Co.	243,200	20,606,336

		63,646,892

Total Consumer Discretionary		272,747,690

Consumer Staples - 9.4%
Beverages - 3.0%
The Coca-Cola Co.	447,900	28,150,515
PepsiCo, Inc.	442,420	28,452,030

		56,602,545

Food & Staples Retailing - 2.3%
The Kroger Co.	985,140	21,081,996
Safeway, Inc.	1,020,950	21,123,455

		42,205,451

Food Products - 4.1%
General Mills, Inc.	432,230	15,032,959
H.J. Heinz Co.	365,670	17,369,325
Kellogg Co.	285,270	14,349,081
Kraft Foods, Inc. - Class A	990,630	30,283,559

		77,034,924

Total Consumer Staples		175,842,920

Energy - 8.4%
Energy Equipment & Services - 5.2%
Baker Hughes, Inc.	844,850	57,880,674

1

Investment Portfolio - January 31, 2011 (unaudited)

Equity Series	Shares	Value

COMMON STOCKS (continued)

Energy (continued)
Energy Equipment & Services (continued)
Weatherford International Ltd. (Switzerland)*	1,710,960	$40,583,971

		98,464,645

Oil, Gas & Consumable Fuels - 3.2%
Hess Corp.	715,410	60,180,289

Total Energy		158,644,934

Financials - 11.6%
Capital Markets - 7.4%
The Bank of New York Mellon Corp.[1]	1,630,390	50,917,080
The Charles Schwab Corp.	2,008,270	36,249,273
Northern Trust Corp.	456,980	23,753,820
State Street Corp.	600,590	28,059,565

		138,979,738

Consumer Finance - 1.9%
American Express Co.	841,030	36,483,881

Insurance - 1.3%
The Progressive Corp.	1,249,705	24,756,656

Real Estate Investment Trusts (REITS) - 1.0%
Alexandria Real Estate Equities, Inc.	45,830	3,530,743
BioMed Realty Trust, Inc.	212,720	3,797,052
Corporate Office Properties Trust	106,280	3,884,534
Digital Realty Trust, Inc.	66,280	3,605,632
DuPont Fabros Technology, Inc.	162,910	3,733,897

		18,551,858

Total Financials		218,772,133

Health Care - 11.3%
Biotechnology - 0.5%
United Therapeutics Corp.*	136,830	9,301,703

Health Care Equipment & Supplies - 7.9%
Alere, Inc.*	1,528,030	59,852,935
Becton, Dickinson and Co.	527,470	43,753,637
Boston Scientific Corp.*	3,063,110	21,380,508
Gen-Probe, Inc.*	356,230	22,403,305

		147,390,385

Health Care Technology - 2.9%
Cerner Corp.*	557,840	55,142,484

Total Health Care		211,834,572

2

Investment Portfolio - January 31, 2011 (unaudited)

Equity Series	Shares	Value

COMMON STOCKS (continued)

Industrials - 14.4%
Aerospace & Defense - 1.5%
The Boeing Co.	406,860	$28,268,633

Air Freight & Logistics - 3.8%
FedEx Corp.	333,520	30,123,526
United Parcel Service, Inc. - Class B	589,720	42,235,746

		72,359,272

Airlines - 1.6%
Southwest Airlines Co.	2,522,800	29,895,180

Commercial Services & Supplies - 1.8%
Waste Management, Inc.	882,070	33,403,991

Construction & Engineering - 1.4%
Quanta Services, Inc.*	1,096,420	26,018,047

Machinery - 2.0%
Flowserve Corp.	123,090	15,385,019
Pall Corp.	387,010	21,444,224

		36,829,243

Professional Services - 1.0%
Manpower, Inc.	286,200	18,479,934

Road & Rail - 1.3%
Norfolk Southern Corp.	415,950	25,451,981

Total Industrials		270,706,281

Information Technology - 18.1%
Communications Equipment - 4.7%
Cisco Systems, Inc.*	2,012,060	42,555,069
Juniper Networks, Inc.*	438,100	16,262,272
QUALCOMM, Inc.	559,450	30,283,029

		89,100,370

Computers & Peripherals - 1.6%
EMC Corp.*	1,201,140	29,896,375

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp. - Class A	172,940	9,570,500

Internet Software & Services - 3.2%
Google, Inc. - Class A*	100,370	60,258,133

IT Services - 6.5%
Automatic Data Processing, Inc.	576,140	27,597,106
MasterCard, Inc. - Class A	122,680	29,015,047
Visa, Inc. - Class A	400,940	28,005,659
The Western Union Co.	1,901,780	38,568,098

		123,185,910

3

Investment Portfolio - January 31, 2011 (unaudited)

Equity Series	Shares	Value

COMMON STOCKS (continued)

Information Technology (continued)
Software - 1.6%
Autodesk, Inc.*	718,970	$29,247,700

Total Information Technology		341,258,988

Materials - 6.3%
Chemicals - 2.9%
Monsanto Co.	752,050	55,185,429

Construction Materials - 1.5%
Eagle Materials, Inc.	501,110	14,532,190
Martin Marietta Materials, Inc.	79,480	6,636,580
Vulcan Materials Co.	155,280	6,608,717

		27,777,487

Containers & Packaging - 1.9%
Owens-Illinois, Inc.*	1,174,140	34,625,389

Total Materials		117,588,305

TOTAL COMMON STOCKS (Identified Cost $1,457,349,102)		1,767,395,823

SHORT-TERM INVESTMENTS - 6.9%
Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.14% (Identified Cost $130,432,687)	130,432,687	130,432,687

TOTAL INVESTMENTS - 100.9% (Identified Cost $1,587,781,789)		1,897,828,510
LIABILITIES, LESS OTHER ASSETS - (0.9%)		(17,567,598)

NET ASSETS - 100%		$1,880,260,912

*Non-income producing security

1 The Bank of New York Mellon Corp. is the Series’ custodian and serves as sub-accountant and sub-transfer agent to the Series.

2 Rate shown is the current yield as of January 31, 2011.

Federal Tax Information:

On January 31, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$1,599,296,577
Unrealized appreciation	$316,300,051
Unrealized depreciation	(17,768,118)

Net unrealized appreciation	$298,531,933

4

Investment Portfolio - January 31, 2011 (unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*	$1,767,395,823	$1,767,395,823	$—	$—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual funds	130,432,687	130,432,687	—	—
Other financial instruments**:	—	—	—	—

Total assets:	1,897,828,510	1,897,828,510	—	—

Liabilities:
Other financial instruments**:	—	—	—	—

Total liabilities:	—	—	—	—

Total	$1,897,828,510	$1,897,828,510	$—	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for industry classification.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of January 31, 2011, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of October 31, 2010 or January 31, 2011.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the three months ended January 31, 2011.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - January 31, 2011 (unaudited)

Dividend Focus Series	Shares	Value

COMMON STOCKS - 98.4%

Consumer Discretionary - 7.7%
Distributors - 0.2%
Genuine Parts Co.	143	$7,400

Hotels, Restaurants & Leisure - 2.7%
Darden Restaurants, Inc.	73	3,439
McDonald’s Corp.	1,018	74,996
Yum! Brands, Inc.	229	10,708

		89,143

Household Durables - 0.4%
Garmin Ltd. (Switzerland)	108	3,330
Leggett & Platt, Inc.	130	2,929
Tupperware Brands Corp.	32	1,464
Whirlpool Corp.	48	4,104

		11,827

Leisure Equipment & Products - 0.3%
Hasbro, Inc.	72	3,174
Mattel, Inc.	347	8,217

		11,391

Media - 1.6%
The McGraw-Hill Companies, Inc.	285	11,109
Omnicom Group, Inc.	163	7,315
Pearson plc - ADR (United Kingdom)	525	8,747
Thomson Reuters Corp.	654	26,167

		53,338

Specialty Retail - 2.2%
The Home Depot, Inc.	1,584	58,244
Limited Brands, Inc.	319	9,328
The Sherwin-Williams Co.	54	4,575

		72,147

Textiles, Apparel & Luxury Goods - 0.3%
VF Corp.	105	8,686

Total Consumer Discretionary		253,932

Consumer Staples - 25.7%
Beverages - 9.3%
Brown-Forman Corp. - Class B	74	4,910
The Coca-Cola Co.	2,326	146,189
Diageo plc - ADR (United Kingdom)	538	41,318
Embotelladora Andina S.A. - ADR - Class B (Chile)	65	1,992
Molson Coors Brewing Co. - Class B	99	4,640

1

Investment Portfolio - January 31, 2011 (unaudited)

Dividend Focus Series	Shares	Value

COMMON STOCKS (continued)

Consumer Staples (continued)
Beverages (continued)
PepsiCo, Inc.	1,680	$108,041

		307,090

Food & Staples Retailing - 3.3%
Delhaize Group S.A. - ADR (Belgium)	51	4,049
SYSCO Corp.	523	15,240
Wal-Mart Stores, Inc.	1,603	89,880

		109,169

Food Products - 4.2%
Archer-Daniels-Midland Co.	312	10,193
Campbell Soup Co.	309	10,549
General Mills, Inc.	557	19,372
H.J. Heinz Co.	300	14,250
The Hershey Co.	191	8,918
Hormel Foods Corp.	71	3,507
The J.M. Smucker Co.	88	5,470
Kellogg Co.	343	17,253
Kraft Foods, Inc. - Class A	1,178	36,011
McCormick & Co., Inc. - NVS	109	4,818
Sara Lee Corp.	621	10,538

		140,879

Household Products - 4.4%
Colgate-Palmolive Co.	262	20,114
Kimberly-Clark Corp.	391	25,309
The Procter & Gamble Co.	1,588	100,250

		145,673

Personal Products - 0.2%
Avon Products, Inc.	275	7,785

Tobacco - 4.3%
Altria Group, Inc.	1,879	44,175
Lorillard, Inc.	114	8,577
Philip Morris International, Inc.	1,385	79,277
Reynolds American, Inc.	296	9,416

		141,445

Total Consumer Staples		852,041

Energy - 17.5%
Energy Equipment & Services - 0.6%
Tenaris S.A. - ADR (Luxembourg)	415	19,576

2

Investment Portfolio - January 31, 2011 (unaudited)

Dividend Focus Series	Shares	Value

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels - 16.9%
Chevron Corp.	1,560	$148,091
ConocoPhillips	1,359	97,114
Exxon Mobil Corp.	1,254	101,173
Repsol YPF S.A. - ADR (Spain)	1,056	33,517
Sasol Ltd. - ADR (South Africa)	436	21,290
Statoil ASA - ADR (Norway)	1,579	38,559
Total S.A. - ADR (France)	2,045	120,185

		559,929

Total Energy		579,505

Financials - 0.7%
Capital Markets - 0.2%
Eaton Vance Corp.	60	1,818
Federated Investors, Inc. - Class B	91	2,464
Waddell & Reed Financial, Inc. - Class A	58	2,095

		6,377

Insurance - 0.4%
Marsh & McLennan Companies, Inc.	490	13,661

Real Estate Investment Trusts (REITS) - 0.1%
Plum Creek Timber Co., Inc.	117	4,899

Total Financials		24,937

Health Care - 19.9%
Health Care Equipment & Supplies - 0.9%
Baxter International, Inc.	348	16,875
Becton, Dickinson and Co.	124	10,286
Teleflex, Inc.	20	1,146

		28,307

Health Care Providers & Services - 0.3%
Fresenius Medical Care AG & Co. KGaA - ADR (Germany)	159	9,311

Life Sciences Tools & Services - 0.0%**
Pharmaceutical Product Development, Inc.	58	1,690

Pharmaceuticals - 18.7%
Abbott Laboratories	1,343	60,650
AstraZeneca plc - ADR (United Kingdom)	1,308	63,961
Bristol-Myers Squibb Co.	1,664	41,900
Eli Lilly & Co.	1,060	36,856
GlaxoSmithKline plc - ADR (United Kingdom)	2,652	96,347
Johnson & Johnson	1,940	115,954
Merck & Co., Inc.	2,557	84,816

3

Investment Portfolio - January 31, 2011 (unaudited)

Dividend Focus Series	Shares	Value

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Pfizer, Inc.	6,517	$118,740

		619,224

Total Health Care		658,532

Industrials - 10.9%
Aerospace & Defense - 3.6%
Elbit Systems Ltd. - ADR (Israel)	21	1,067
General Dynamics Corp.	192	14,477
Honeywell International, Inc.	508	28,453
ITT Corp.	92	5,421
Lockheed Martin Corp.	183	14,567
Northrop Grumman Corp.	201	13,929
Raytheon Co.	15	750
United Technologies Corp.	487	39,593

		118,257

Building Products - 0.1%
Masco Corp.	279	3,716

Commercial Services & Supplies - 0.9%
Avery Dennison Corp.	100	4,209
Pitney Bowes, Inc.	190	4,613
RR Donnelley & Sons Co.	186	3,296
Waste Management, Inc.	448	16,966

		29,084

Electrical Equipment - 2.4%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)*	1,230	29,114
Cooper Industries plc - Class A (Ireland)	142	8,699
Emerson Electric Co.	678	39,921
Hubbell, Inc. - Class B	49	3,001

		80,735

Industrial Conglomerates - 2.7%
3M Co.	635	55,829
Koninklijke Philips Electronics N.V. - NY Shares (Netherlands)	663	20,705
Tyco International Ltd. (Switzerland)	288	12,911

		89,445

Machinery - 1.1%
Dover Corp.	124	7,948
Illinois Tool Works, Inc.	446	23,857
Pentair, Inc.	70	2,532

4

Investment Portfolio - January 31, 2011 (unaudited)

Dividend Focus Series	Shares	Value

COMMON STOCKS (continued)

Industrials (continued)
Machinery (continued)
Snap-On, Inc.	46	$2,605

		36,942

Professional Services - 0.1%
Dun & Bradstreet Corp.	26	2,209

Total Industrials		360,388

Information Technology - 8.7%
Communications Equipment - 1.4%
Harris Corp.	63	2,932
Nokia Corp. - ADR (Finland)	2,033	21,753
Telefonaktiebolaget LM Ericsson - ADR (Sweden)	1,659	20,522

		45,207

IT Services - 1.0%
Automatic Data Processing, Inc.	444	21,268
Broadridge Financial Solutions, Inc.	68	1,557
Paychex, Inc.	324	10,368

		33,193

Semiconductors & Semiconductor Equipment - 6.3%
Intel Corp.	5,606	120,305
Linear Technology Corp.	198	6,888
National Semiconductor Corp.	123	1,865
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	4,485	58,619
Texas Instruments, Inc.	634	21,499

		209,176

Software - 0.0%**
Konami Corp. - ADR (Japan)	68	1,367

Total Information Technology		288,943

Materials - 2.7%
Chemicals - 1.9%
E.I. du Pont de Nemours & Co.	838	42,470
International Flavors & Fragrances, Inc.	62	3,537
PPG Industries, Inc.	146	12,305
RPM International, Inc.	82	1,921
Valspar Corp.	49	1,831

		62,064

Construction Materials - 0.3%
CRH plc - ADR (Ireland)	481	10,491

Containers & Packaging - 0.4%
Bemis Co., Inc.	97	3,157

5

Investment Portfolio - January 31, 2011 (unaudited)

Dividend Focus Series	Shares	Value

COMMON STOCKS (continued)

Materials (continued)
Containers & Packaging (continued)
Greif, Inc. - Class A	29	$1,828
Packaging Corp. of America	50	1,414
Sealed Air Corp.	80	2,135
Sonoco Products Co.	84	2,986

		11,520

Metals & Mining - 0.0%**
Compass Minerals International, Inc.	17	1,562

Paper & Forest Products - 0.1%
MeadWestvaco Corp.	81	2,319

Total Materials		87,956

Telecommunication Services - 2.9%
Diversified Telecommunication Services - 1.0%
Chunghwa Telecom Co. Ltd. - ADR (Taiwan)*	518	15,485
Magyar Telekom Telecommunications plc - ADR (Hungary)	154	2,102
Telecom Corp. of New Zealand Ltd. - ADR (New Zealand)	352	3,119
Telefonos de Mexico S.A.B. de C.V. (Telmex) - ADR - Class L (Mexico)	622	10,767

		31,473

Wireless Telecommunication Services - 1.9%
Cellcom Israel Ltd. (Israel)	67	2,046
NTT DoCoMo, Inc. - ADR (Japan)	2,287	41,052
Partner Communications Co. Ltd. - ADR (Israel)	140	2,660
Philippine Long Distance Telephone Co. - ADR (Philippines)	130	7,241
Rogers Communications, Inc. - Class B (Canada)	302	10,546

		63,545

Total Telecommunication Services		95,018

Utilities - 1.7%
Electric Utilities - 0.8%
Companhia Energetica de Minas Gerais (CEMIG) - ADR (Brazil)	266	4,394
DPL, Inc.	80	2,094
Enersis S.A. - ADR (Chile)	358	7,432
Exelon Corp.	333	14,156

		28,076

Gas Utilities - 0.1%
UGI Corp.	53	1,662

Independent Power Producers & Energy Traders - 0.2%
Empresa Nacional de Electricidad S.A. - ADR (Chile)	142	7,412

Multi-Utilities - 0.5%
Public Service Enterprise Group, Inc.	464	15,048

6

Investment Portfolio - January 31, 2011 (unaudited)

Dividend Focus Series	Shares	Value

COMMON STOCKS (continued)

Utilities (continued)
Water Utilities - 0.1%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) -
ADR (Brazil)	93	$4,610

Total Utilities		56,808

TOTAL COMMON STOCKS
(Identified Cost $2,963,206)		3,258,060

SHORT-TERM INVESTMENTS - 1.8%
Dreyfus Cash Management, Inc. - Institutional Shares[1], 0.14%
(Identified Cost $60,179)	60,179	60,179

TOTAL INVESTMENTS - 100.2%
(Identified Cost $3,023,385)		3,318,239
LIABILITIES, LESS OTHER ASSETS - (0.2%)		(6,495)

NET ASSETS - 100%		$3,311,744

ADR - American Depository Receipt

NVS - Non-Voting Shares

*Non-income producing security

**Less than 0.01%

1Rate shown is the current yield as of January 31, 2011.

Federal Tax Information:

On January 31, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$3,041,094
Unrealized appreciation	$318,520
Unrealized depreciation	(41,375)

Net unrealized appreciation	$277,145

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

7

Investment Portfolio - January 31, 2011 (unaudited)

The following is a summary of the valuation levels used for major security types as of January 31, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*	$3,258,060	$3,258,060	$—	$—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual funds	60,179	60,179	—	—
Other financial instruments**:	—	—	—	—

Total assets:	3,318,239	3,318,239	—	—

Liabilities:
Other financial instruments**:	—	—	—	—

Total liabilities:	—	—	—	—

Total	$3,318,239	$3,318,239	$—	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for industry classification.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of January 31, 2011, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of October 31, 2010 or January 31, 2011.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the three months ended January 31, 2011.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

8

Investment Portfolio - January 31, 2011 (unaudited)

Tax Managed Series	Shares	Value

COMMON STOCKS - 97.5%

Consumer Discretionary - 12.3%
Automobiles - 1.0%
Bayerische Motoren Werke AG (BMW) (Germany)[1]	6,760	$518,810

Diversified Consumer Services - 0.2%
Strayer Education, Inc.	1,070	128,400

Media - 8.9%
Discovery Communications, Inc. - Class A*	15,420	601,380
Liberty Global, Inc. - Class A*	9,860	399,922
Mediaset S.p.A. (Italy)[1]	35,930	233,697
Reed Elsevier plc (United Kingdom)[1]	52,560	465,049
Time Warner, Inc.	33,280	1,046,656
Virgin Media, Inc. (United Kingdom)	16,000	402,560
The Walt Disney Co.	17,460	678,670
The Washington Post Co. - Class B	2,020	865,267

		4,693,201

Specialty Retail - 2.2%
Dick’s Sporting Goods, Inc.*	17,310	624,718
The Sherwin-Williams Co.	6,150	521,089

		1,145,807

Total Consumer Discretionary		6,486,218

Consumer Staples - 10.0%
Beverages - 2.3%
The Coca-Cola Co.	10,250	644,213
PepsiCo, Inc.	8,530	548,564

		1,192,777

Food & Staples Retailing - 2.0%
The Kroger Co.	24,220	518,308
Safeway, Inc.	24,240	501,526

		1,019,834

Food Products - 4.9%
General Mills, Inc.	12,180	423,620
Kellogg Co.	5,900	296,770
Kraft Foods, Inc. - Class A	19,900	608,343
Nestle S.A. (Switzerland)[1]	11,650	629,401
Unilever plc - ADR (United Kingdom)	21,980	637,640

		2,595,774

Personal Products - 0.8%
Beiersdorf AG (Germany)[1]	8,000	438,347

Total Consumer Staples		5,246,732

1

Investment Portfolio - January 31, 2011 (unaudited)

Tax Managed Series	Shares	Value

COMMON STOCKS (continued)

Energy - 10.2%
Energy Equipment & Services - 5.3%
Baker Hughes, Inc.	15,320	$1,049,573
Schlumberger Ltd.	10,550	938,845
Weatherford International Ltd. (Switzerland)*	34,540	819,289

		2,807,707

Oil, Gas & Consumable Fuels - 4.9%
Cameco Corp. (Canada)	24,210	1,003,989
Hess Corp.	18,580	1,562,950

		2,566,939

Total Energy		5,374,646

Financials - 13.7%
Capital Markets - 7.5%
The Bank of New York Mellon Corp.[2]	42,210	1,318,218
The Charles Schwab Corp.	81,610	1,473,061
Northern Trust Corp.	10,260	533,315
State Street Corp.	13,090	611,565

		3,936,159

Commercial Banks - 2.1%
Banco Santander S.A. (Spain)[1]	52,760	646,001
HSBC Holdings plc (United Kingdom)[1]	44,630	486,601

		1,132,602

Consumer Finance - 1.8%
American Express Co.	21,800	945,684

Diversified Financial Services - 1.0%
Deutsche Boerse AG (Germany)[1]	7,240	548,737

Insurance - 1.3%
The Progressive Corp.	33,300	659,673

Total Financials		7,222,855

Health Care - 10.6%
Biotechnology - 0.4%
Genzyme Corp.*	2,440	178,974

Health Care Equipment & Supplies - 7.0%
Alere, Inc.*	30,070	1,177,842
Becton, Dickinson and Co.	12,890	1,069,225
Boston Scientific Corp.*	112,510	785,320
Gen-Probe, Inc.*	10,300	647,767

		3,680,154

Health Care Technology - 1.6%
Cerner Corp.*	8,680	858,018

2

Investment Portfolio - January 31, 2011 (unaudited)

Tax Managed Series	Shares	Value

COMMON STOCKS (continued)

Health Care (continued)
Life Sciences Tools & Services - 1.6%
Lonza Group AG (Switzerland)[1]	2,960	$233,309
Thermo Fisher Scientific, Inc.*	10,740	615,080

		848,389

Total Health Care		5,565,535

Industrials - 16.0%
Aerospace & Defense - 1.1%
The Boeing Co.	8,230	571,820

Air Freight & Logistics - 3.0%
FedEx Corp.	7,040	635,853
United Parcel Service, Inc. - Class B	13,600	974,032

		1,609,885

Airlines - 2.1%
Ryanair Holdings plc - ADR (Ireland)	16,750	511,880
Southwest Airlines Co.	51,340	608,379

		1,120,259

Commercial Services & Supplies - 1.0%
Waste Management, Inc.	14,730	557,825

Construction & Engineering - 1.2%
Quanta Services, Inc.*	25,910	614,844

Machinery - 2.3%
Flowserve Corp.	2,630	328,724
Pall Corp.	15,660	867,721

		1,196,445

Professional Services - 4.3%
Adecco S.A. (Switzerland)[1]	12,320	797,972
Manpower, Inc.	14,920	963,384
Randstad Holding N.V. (Netherlands)*[1]	9,340	510,053

		2,271,409

Road & Rail - 1.0%
Norfolk Southern Corp.	8,490	519,503

Total Industrials		8,461,990

Information Technology - 19.4%
Communications Equipment - 3.6%
Cisco Systems, Inc.*	34,750	734,963
Juniper Networks, Inc.*	10,610	393,843
QUALCOMM, Inc.	14,810	801,665

		1,930,471

3

Investment Portfolio - January 31, 2011 (unaudited)

Tax Managed Series	Shares	Value

COMMON STOCKS (continued)
Information Technology (continued)
Computers & Peripherals - 2.2%
EMC Corp.*	45,920	$1,142,949

Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp. - Class A	8,500	470,390

Internet Software & Services - 3.5%
Google, Inc. - Class A*	2,470	1,482,889
VistaPrint N.V. (Netherlands)*	7,080	358,531

		1,841,420

IT Services - 7.3%
Accenture plc - Class A (Ireland)	12,930	665,507
Amadeus IT Holding S.A. - Class A (Spain)*[1]	13,600	285,962
Automatic Data Processing, Inc.	15,070	721,853
MasterCard, Inc. - Class A	2,880	681,149
Visa, Inc. - Class A	9,860	688,721
The Western Union Co.	40,430	819,920

		3,863,112

Semiconductors & Semiconductor Equipment - 0.5%
Advantest Corp. (Japan)[1]	12,400	254,143

Software - 1.4%
Autodesk, Inc.*	18,200	740,376

Total Information Technology		10,242,861

Materials - 5.3%
Chemicals - 3.3%
Monsanto Co.	19,030	1,396,421
Syngenta AG (Switzerland)[1]	1,020	328,940

		1,725,361

Construction Materials - 1.0%
Martin Marietta Materials, Inc.	2,060	172,010
Vulcan Materials Co.	8,660	368,570

		540,580

Containers & Packaging - 1.0%
Owens-Illinois, Inc.*	17,640	520,204

Total Materials		2,786,145

TOTAL COMMON STOCKS
(Identified Cost $39,924,319)		51,386,982

4

Investment Portfolio - January 31, 2011 (unaudited)

Tax Managed Series	Shares	Value

SHORT-TERM INVESTMENTS - 2.4%

Dreyfus Cash Management, Inc. - Institutional Shares[3], 0.14%
(Identified Cost $1,279,488)	1,279,488	$1,279,488

TOTAL INVESTMENTS - 99.9%
(Identified Cost $41,203,807)		52,666,470
OTHER ASSETS, LESS LIABILITIES - 0.1%		64,016

NET ASSETS - 100%		$52,730,486

ADR - American Depository Receipt

*Non-income producing security

1International Fair Value factor from pricing service was applied.

2The Bank of New York Mellon Corp. is the Series’ custodian and serves as sub-accountant and sub-transfer agent to the Series.

3Rate shown is the current yield as of January 31, 2011.

Federal Tax Information:

On January 31, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$41,305,100
Unrealized appreciation	$11,591,320
Unrealized depreciation	(229,950)

Net unrealized appreciation	$11,361,370

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

Investment Portfolio - January 31, 2011 (unaudited)

The following is a summary of the valuation levels used for major security types as of January 31, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*	$51,386,982	$45,009,960	$6,377,022	$—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual funds	1,279,488	1,279,488	—	—
Other financial instruments**:	—	—	—	—

Total assets:	52,666,470	46,289,448	6,377,022	—

Liabilities:
Other financial instruments**:	—	—	—	—

Total liabilities:	—	—	—	—

Total	$52,666,470	$46,289,448	$6,377,022	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for industry classification and for securities where an International Fair Value factor from the pricing service was applied to value the security. Such securities are included in Level 2 in the table above.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of January 31, 2011, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of October 31, 2010 or January 31, 2011.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the three months ended January 31, 2011.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - January 31, 2011 (unaudited)

Overseas Series	Shares	Value

COMMON STOCKS - 92.6%

Consumer Discretionary - 11.4%
Automobiles - 1.2%
Bayerische Motoren Werke AG (BMW) (Germany)[1]	99,430	$7,630,966
Suzuki Motor Corp. (Japan)[1]	200,800	4,875,214

		12,506,180

Hotels, Restaurants & Leisure - 0.8%
Accor S.A. (France)[1]	117,420	5,364,563
Club Mediterranee S.A. (France)*[1]	143,168	3,278,945

		8,643,508

Leisure Equipment & Products - 0.4%
Sankyo Co. Ltd. (Japan)[1]	66,200	3,674,071

Media - 6.7%
Grupo Televisa S.A. - ADR (Mexico)*	433,020	10,418,461
Liberty Global, Inc. - Class A (United States)*	276,050	11,196,588
Mediaset S.p.A. (Italy)[1]	809,040	5,262,187
Reed Elsevier plc (United Kingdom)[1]	1,111,370	9,833,355
Societe Television Francaise 1 (France)[1]	1,402,540	27,207,125
Virgin Media, Inc. (United Kingdom)	181,830	4,574,843

		68,492,559

Multiline Retail - 1.2%
Marks & Spencer Group plc (United Kingdom)[1]	2,063,360	11,765,479

Textiles, Apparel & Luxury Goods - 1.1%
Adidas AG (Germany)[1]	182,340	11,347,445

Total Consumer Discretionary		116,429,242

Consumer Staples - 14.4%
Beverages - 3.0%
Anheuser-Busch InBev N.V. (Belgium)[1]	215,640	11,898,403
Heineken N.V. (Netherlands)[1]	363,620	18,304,196

		30,202,599

Food & Staples Retailing - 5.2%
Carrefour S.A. (France)[1]	437,000	21,364,165
Koninklijke Ahold N.V. (Netherlands)[1]	594,760	8,055,966
Tesco plc (United Kingdom)[1]	3,675,620	23,693,278

		53,113,409

Food Products - 5.5%
Danone S.A. (France)[1]	324,300	19,497,116
Nestle S.A. (Switzerland)[1]	357,620	19,320,708
Unilever plc - ADR (United Kingdom)	579,710	16,817,387

		55,635,211

1

Investment Portfolio - January 31, 2011 (unaudited)

Overseas Series	Shares	Value
COMMON STOCKS (continued)
Consumer Staples (continued)
Personal Products - 0.7%
Beiersdorf AG (Germany)[1]	137,390	$7,528,065

Total Consumer Staples		146,479,284

Energy - 12.9%
Energy Equipment & Services - 8.8%
Calfrac Well Services Ltd. (Canada)	394,050	13,379,638
Compagnie Generale de Geophysique - Veritas (CGG - Veritas) (France)*[1]	858,270	25,997,319
Petroleum Geo-Services ASA (Norway)*[1]	351,230	5,211,212
Schlumberger Ltd. (United States)	318,790	28,369,122
Trican Well Service Ltd. (Canada)	791,200	17,335,525

		90,292,816

Oil, Gas & Consumable Fuels - 4.1%
Cameco Corp. (Canada)	406,910	16,874,558
Talisman Energy, Inc. (Canada)	1,073,100	24,583,726

		41,458,284

Total Energy		131,751,100

Financials - 8.5%
Commercial Banks - 3.3%
Banco Santander S.A. (Spain)[1]	1,394,150	17,070,187
HSBC Holdings plc (United Kingdom)[1]	1,478,870	16,124,138

		33,194,325

Diversified Financial Services - 2.1%
Deutsche Boerse AG (Germany)[1]	286,590	21,721,351

Insurance - 3.1%
Allianz SE (Germany)[1]	144,800	20,128,264
Willis Group Holdings plc (United Kingdom)	304,360	11,437,849

		31,566,113

Total Financials		86,481,789

Health Care - 12.2%
Health Care Equipment & Supplies - 4.7%
Cochlear Ltd. (Australia)[1]	194,490	14,960,729
Covidien plc (Ireland)	365,760	17,362,627
Mindray Medical International Ltd. - ADR (China)	166,530	4,356,425
Straumann Holding AG (Switzerland)[1]	47,010	11,520,795

		48,200,576

Health Care Providers & Services - 3.6%
BML, Inc. (Japan)[1]	93,700	2,521,655
Bumrungrad Hospital Public Co. Ltd. - NVDR (Thailand)[1]	5,135,000	5,446,932

2

Investment Portfolio - January 31, 2011 (unaudited)

Overseas Series	Shares	Value

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services (continued)
Sonic Healthcare Ltd. (Australia)[1]	2,445,720	$29,103,456

		37,072,043

Life Sciences Tools & Services - 3.2%
Lonza Group AG (Switzerland)[1]	409,830	32,303,024

Pharmaceuticals - 0.7%
Santen Pharmaceutical Co. Ltd. (Japan)[1]	203,600	7,297,195

Total Health Care		124,872,838

Industrials - 12.9%
Aerospace & Defense - 1.1%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	339,160	11,192,280

Air Freight & Logistics - 2.8%
TNT N.V. (Netherlands)[1]	1,064,390	28,765,006

Airlines - 2.5%
Ryanair Holdings plc - ADR (Ireland)	825,560	25,229,114

Electrical Equipment - 2.7%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)*	689,420	16,318,571
Nexans S.A. (France)[1]	60,180	4,827,849
Prysmian S.p.A. (Italy)[1]	293,590	5,928,637

		27,075,057

Industrial Conglomerates - 1.0%
Siemens AG (Germany)[1]	80,230	10,284,968

Professional Services - 1.5%
Adecco S.A. (Switzerland)[1]	116,450	7,542,521
Randstad Holding N.V. (Netherlands)*[1]	146,230	7,985,560

		15,528,081

Road & Rail - 1.3%
All America Latina Logistica S.A. (Brazil)	1,055,630	8,916,446
Canadian National Railway Co. (Canada)	59,360	4,030,544

		12,946,990

Total Industrials		131,021,496

Information Technology - 14.7%
Communications Equipment - 1.2%
Alcatel-Lucent - ADR (France)*	3,549,620	11,749,242

Internet Software & Services - 0.5%
VistaPrint N.V. (Netherlands)*	107,060	5,421,518

IT Services - 7.0%
Accenture plc - Class A (Ireland)	211,200	10,870,464

3

Investment Portfolio - January 31, 2011 (unaudited)

Overseas Series	Shares	Value

COMMON STOCKS (continued)

Information Technology (continued)
IT Services (continued)
Amadeus IT Holding S.A. - Class A (Spain)*[1]	226,000	$4,752,011
Amdocs Ltd. (Guernsey)*	1,457,870	42,482,332
Cielo S.A. (Brazil)	874,530	6,489,658
Redecard S.A. (Brazil)	536,590	6,631,125

		71,225,590

Semiconductors & Semiconductor Equipment - 4.3%
Advantest Corp. (Japan)[1]	922,200	18,900,862
Sumco Corp. (Japan)*[1]	907,860	13,874,171
Tokyo Electron Ltd. (Japan)[1]	168,400	11,009,027

		43,784,060

Software - 1.7%
Misys plc (United Kingdom)*[1]	1,618,520	8,798,294
SAP AG - ADR (Germany)	149,680	8,666,472

		17,464,766

Total Information Technology		149,645,176

Materials - 4.3%
Chemicals - 2.5%
Johnson Matthey plc (United Kingdom)[1]	226,720	6,990,385
Shin-Etsu Chemical Co. Ltd. (Japan)[1]	134,700	7,583,829
Syngenta AG (Switzerland)[1]	35,410	11,419,377

		25,993,591

Construction Materials - 1.6%
CRH plc (Ireland)[1]	740,950	15,960,117

Paper & Forest Products - 0.2%
Norbord, Inc. (Canada)*	111,782	1,666,655

Total Materials		43,620,363

Telecommunication Services - 1.3%
Wireless Telecommunication Services - 1.3%
SK Telecom Co. Ltd. - ADR (South Korea)	781,540	13,520,642

TOTAL COMMON STOCKS
(Identified Cost $836,555,518)		943,821,930

PREFERRED STOCKS - 0.8%

Consumer Staples - 0.8%
Household Products - 0.8%
Henkel AG & Co. KGaA (Germany)[1]
(Identified Cost $4,649,810)	133,570	8,126,883

4

Investment Portfolio - January 31, 2011 (unaudited)

Overseas Series	Shares	Value

SHORT-TERM INVESTMENTS - 6.4%

Dreyfus Cash Management, Inc. - Institutional Shares[2] , 0.14%
(Identified Cost $64,852,770)	64,852,770	$64,852,770

TOTAL INVESTMENTS - 99.8%
(Identified Cost $906,058,098)		1,016,801,583
OTHER ASSETS, LESS LIABILITIES - 0.2%		2,146,325

NET ASSETS - 100%		$1,018,947,908

ADR - American Depository Receipt

NVDR - Non-Voting Depository Receipt

*Non-income producing security

1International Fair Value factor from pricing service was applied.

2Rate shown is the current yield as of January 31, 2011.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: France - 11.7%; United Kingdom - 10.8%.

Federal Tax Information:

On January 31, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$913,962,826
Unrealized appreciation	$136,265,222
Unrealized depreciation	(33,426,465)

Net unrealized appreciation	$102,838,757

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

Investment Portfolio - January 31, 2011 (unaudited)

The following is a summary of the valuation levels used for major security types as of January 31, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*	$943,821,930	$349,891,812	$593,930,118	$—
Preferred securities	8,126,883	—	8,126,883	—
Debt securities	—	—	—	—
Mutual funds	64,852,770	64,852,770	—	—
Other financial instruments**:	—	—	—	—

Total assets:	1,016,801,583	414,744,582	602,057,001	—

Liabilities:
Other financial instruments**:	—	—	—	—

Total liabilities:	—	—	—	—

Total	$1,016,801,583	$414,744,582	$602,057,001	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for industry classification and for securities where an International Fair Value factor from the pricing service was applied to value the security. Such securities are included in Level 2 in the table above.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of January 31, 2011, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of October 31, 2010 or January 31, 2011.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the three months ended January 31, 2011.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value

COMMON STOCKS - 23.06%

Consumer Discretionary - 2.27%
Auto Components - 0.03%
Cooper Tire & Rubber Co.	4,520	$103,327
Hankook Tire Co. Ltd. (South Korea)[1]	5,450	134,858

		238,185

Automobiles - 0.03%
Bayerische Motoren Werke AG (BMW) (Germany)[1]	1,430	109,748
Suzuki Motor Corp. (Japan)[1]	1,900	46,130
Yamaha Motor Co. Ltd. (Japan)*[1]	7,000	129,533

		285,411

Distributors - 0.01%
Inchcape plc (United Kingdom)*[1]	21,000	124,935

Hotels, Restaurants & Leisure - 0.05%
Accor S.A. (France)[1]	3,290	150,310
Club Mediterranee S.A. (France)*[1]	305	6,985
Hyatt Hotels Corp. - Class A*	1,960	95,236
Intercontinental Hotels Group plc (United Kingdom)[1]	4,640	97,851
Wendy’s - Arby’s Group, Inc. - Class A	19,020	91,867

		442,249

Household Durables - 0.08%
Corporacion Geo S.A.B. de C.V. - Class B (Mexico)*	25,250	86,442
DR Horton, Inc.	3,200	39,648
Lennar Corp. - Class A	5,620	108,803
LG Electronics, Inc. (South Korea)[1]	1,100	115,024
Rodobens Negocios Imobiliarios S.A. (Brazil)	23,070	233,060
SodaStream International Ltd. (Israel)*	1,300	55,887
Toll Brothers, Inc.*	2,020	40,885
Tupperware Brands Corp.	1,300	59,475

		739,224

Leisure Equipment & Products - 0.00%**
Sankyo Co. Ltd. (Japan)[1]	800	44,400

Media - 1.62%
Gestevision Telecinco S.A. (Spain)[1]	16,730	210,460
Grupo Televisa S.A. - ADR (Mexico)*	6,070	146,044
Imax Corp. (Canada)*	8,690	222,377
Liberty Global, Inc. - Class A*	59,810	2,425,894
Mediaset S.p.A. (Italy)[1]	4,980	32,391
Reed Elsevier plc (United Kingdom)[1]	10,380	91,842
Reed Elsevier plc - ADR (United Kingdom)	1,308	46,604
Societe Television Francaise 1 (France)[1]	16,930	328,416
Time Warner, Inc.	171,090	5,380,781

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Media (continued)
Virgin Media, Inc. (United Kingdom)	69,830	$1,756,923
The Walt Disney Co.	105,530	4,101,951
Wolters Kluwer N.V. (Netherlands)[1]	3,680	84,259

		14,827,942

Multiline Retail - 0.03%
Marks & Spencer Group plc (United Kingdom)[1]	18,990	108,283
Nordstrom, Inc.	1,020	42,004
PPR (France)[1]	745	118,849

		269,136

Specialty Retail - 0.41%
Chico’s FAS, Inc.	5,560	60,715
Dick’s Sporting Goods, Inc.*	5,330	192,360
The Finish Line, Inc. - Class A	5,670	87,261
The Home Depot, Inc.	86,826	3,192,592
KOMERI Co. Ltd. (Japan)[1]	1,500	34,762
Lumber Liquidators Holdings, Inc.*	5,470	152,832

		3,720,522

Textiles, Apparel & Luxury Goods - 0.01%
Adidas AG (Germany)[1]	1,530	95,215

Total Consumer Discretionary		20,787,219

Consumer Staples - 2.66%
Beverages - 0.48%
Anheuser-Busch InBev N.V. (Belgium)[1]	2,400	132,425
The Coca-Cola Co.	62,730	3,942,581
Diageo plc (United Kingdom)[1]	4,790	92,085
Heineken N.V. (Netherlands)[1]	3,670	184,743

		4,351,834

Food & Staples Retailing - 0.71%
BJ’s Wholesale Club, Inc.*	1,760	77,334
Carrefour S.A. (France)[1]	9,650	471,772
Casino Guichard-Perrachon S.A. (France)[1]	1,100	107,413
Koninklijke Ahold N.V. (Netherlands)[1]	5,500	74,497
The Kroger Co.	128,710	2,754,394
Safeway, Inc.	123,930	2,564,112
SUPERVALU, Inc.	14,870	108,402
Tesco plc (United Kingdom)[1]	58,505	377,127

		6,535,051

Food Products - 1.45%
Diamond Foods, Inc.	1,540	76,646

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products (continued)
Flowers Foods, Inc.	6,060	$152,894
General Mills, Inc.	39,240	1,364,767
Kellogg Co.	24,450	1,229,835
Kraft Foods, Inc. - Class A	118,780	3,631,105
Nestle S.A. (Switzerland)[1]	60,550	3,271,262
Sanderson Farms, Inc.	2,610	107,297
Suedzucker AG (Germany)[1]	2,950	78,898
Unilever plc - ADR (United Kingdom)	118,130	3,426,951

		13,339,655

Household Products - 0.01%
Reckitt Benckiser Group plc (United Kingdom)[1]	2,325	126,369

Personal Products - 0.01%
Beiersdorf AG (Germany)[1]	930	50,958

Total Consumer Staples		24,403,867

Energy - 2.92%
Energy Equipment & Services - 1.99%
Baker Hughes, Inc.	90,145	6,175,834
Calfrac Well Services Ltd. (Canada)	6,480	220,023
Compagnie Generale de Geophysique - Veritas (CGG - Veritas) (France)*[1]	8,105	245,503
Dril-Quip, Inc.*	910	70,179
ION Geophysical Corp.*	9,000	85,590
Petroleum Geo-Services ASA (Norway)*[1]	7,500	111,278
Schlumberger Ltd.	57,990	5,160,530
Trican Well Service Ltd. (Canada)	18,600	407,534
Weatherford International Ltd. (Switzerland)*	244,064	5,789,198

		18,265,669

Oil, Gas & Consumable Fuels - 0.93%
Cameco Corp. (Canada)	3,780	156,757
Hess Corp.	89,820	7,555,658
Paladin Energy Ltd. (Australia)*	41,610	208,185
Repsol YPF S.A. (Spain)[1]	1,990	62,638
Royal Dutch Shell plc - Class B (Netherlands)[1]	2,646	92,201
Royal Dutch Shell plc - Class B - ADR (Netherlands)	2,580	182,071
Talisman Energy, Inc. (Canada)	8,420	192,894
Total S.A. (France)[1]	1,820	106,500

		8,556,904

Total Energy		26,822,573

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value

COMMON STOCKS (continued)

Financials - 3.30%
Capital Markets - 1.42%
The Bank of New York Mellon Corp.[2]	135,450	$4,230,104
The Charles Schwab Corp.	256,220	4,624,771
Credit Suisse Group AG - ADR (Switzerland)	830	37,109
Evercore Partners, Inc. - Class A	2,190	70,737
GAM Holding AG (Switzerland)*[1]	13,770	245,596
The Goldman Sachs Group, Inc.	680	111,262
Greenhill & Co., Inc.	700	48,594
Lazard Ltd. - Class A (Bermuda)	1,590	66,335
Northern Trust Corp.	1,690	87,846
State Street Corp.	74,710	3,490,451

		13,012,805

Commercial Banks - 0.18%
Banco Santander S.A. (Spain)[1]	11,050	135,298
Banco Santander S.A. - ADR (Spain)	14,530	177,847
Barclays plc - ADR (United Kingdom)	1,990	37,412
BNP Paribas (France)[1]	930	69,414
Credit Agricole S.A. (France)[1]	1,370	20,218
First Commonwealth Financial Corp.	48,970	314,877
First Financial Bancorp	9,720	164,268
HSBC Holdings plc (United Kingdom)[1]	8,500	92,676
HSBC Holdings plc - ADR (United Kingdom)	3,177	173,591
ICICI Bank Ltd. - ADR (India)	3,140	136,088
Societe Generale - ADR (France)[3]	3,250	42,055
Standard Chartered plc (United Kingdom)[1]	4,590	119,539
U.S. Bancorp	7,920	213,840

		1,697,123

Consumer Finance - 0.44%
American Express Co.	93,090	4,038,244

Diversified Financial Services - 0.12%
Bank of America Corp.	9,980	137,025
Deutsche Boerse AG (Germany)[1]	4,380	331,971
ING Groep N.V. (Netherlands)*[1]	185	2,107
JPMorgan Chase & Co.	6,430	288,964
Moody’s Corp.	10,770	316,315

		1,076,382

Insurance - 0.24%
Allianz SE (Germany)[1]	4,510	626,923
The Allstate Corp.	5,500	171,270
Amil Participacoes S.A. (Brazil)	12,540	121,041
AXA S.A. (France)[1]	1,230	26,031

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value

COMMON STOCKS (continued)

Financials (continued)
Insurance (continued)
Brown & Brown, Inc.	7,020	$173,815
Mapfre S.A. (Spain)[1]	32,000	108,777
Muenchener Rueckversicherungs AG (MunichRe) (Germany)[1]	1,195	187,325
The Progressive Corp.	9,760	193,346
Willis Group Holdings plc (United Kingdom)	8,555	321,497
Zurich Financial Services AG (Switzerland)[1]	1,080	295,289

		2,225,314

Real Estate Investment Trusts (REITS) - 0.82%
Alexandria Real Estate Equities, Inc.	3,070	236,513
Alstria Office REIT AG (Germany)[1]	9,950	140,317
American Campus Communities, Inc.	9,010	291,383
Apartment Investment & Management Co. - Class A	11,860	303,142
Associated Estates Realty Corp.	4,790	70,940
AvalonBay Communities, Inc.	1,690	195,922
BioMed Realty Trust, Inc.	19,480	347,718
Boston Properties, Inc.	2,880	271,786
British Land Co. plc (United Kingdom)[1]	9,730	80,703
Camden Property Trust	4,090	226,709
Cogdell Spencer, Inc.	37,950	229,598
Corporate Office Properties Trust	15,150	553,733
DiamondRock Hospitality Co.*	5,110	61,984
Digital Realty Trust, Inc.	8,170	444,448
DuPont Fabros Technology, Inc.	11,570	265,184
Education Realty Trust, Inc.	5,800	45,240
Equity Lifestyle Properties, Inc.	3,510	199,649
Equity One, Inc.	3,910	72,922
Equity Residential	4,010	217,302
General Growth Properties, Inc.*	5,210	77,160
HCP, Inc.	5,470	202,882
Health Care REIT, Inc.	4,420	216,934
Healthcare Realty Trust, Inc.	7,090	148,890
Home Properties, Inc.	3,880	216,038
Host Hotels & Resorts, Inc.	14,737	272,782
Land Securities Group plc (United Kingdom)[1]	8,100	87,515
LaSalle Hotel Properties	2,455	68,175
Lexington Realty Trust	8,540	72,334
Mack-Cali Realty Corp.	2,170	75,993
Mid-America Apartment Communities, Inc.	1,090	69,487
Morguard Real Estate Investment Trust (Canada)	5,900	86,318
National Health Investors, Inc.	1,390	63,565
National Retail Properties, Inc.	6,620	164,507

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value

COMMON STOCKS (continued)

Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Omega Healthcare Investors, Inc.	3,590	$79,985
Pebblebrook Hotel Trust	11,790	242,402
Public Storage	2,040	222,319
Realty Income Corp.	5,150	180,044
Simon Property Group, Inc.	2,224	225,625
Sovran Self Storage, Inc.	2,840	109,170
Tanger Factory Outlet Centers	7,180	187,470
UDR, Inc.	8,560	200,989

		7,525,777

Real Estate Management & Development - 0.01%
CB Richard Ellis Group, Inc. - Class A*	3,590	79,662
Renhe Commercial Holdings Co. Ltd. (China)[1]	167,000	27,932

		107,594

Thrifts & Mortgage Finance - 0.07%
Aareal Bank AG (Germany)*[1]	3,745	115,756
First Niagara Financial Group, Inc.	23,430	325,208
Hudson City Bancorp, Inc.	3,890	42,712
People’s United Financial, Inc.	10,160	131,166

		614,842

Total Financials		30,298,081

Health Care - 2.57%
Biotechnology - 0.15%
Amgen, Inc.*	6,110	336,539
Basilea Pharmaceutica AG (Switzerland)*[1]	3,220	248,341
Momenta Pharmaceuticals, Inc.*	14,000	179,060
Swedish Orphan Biovitrum AB (Sweden)*[1]	41,000	234,528
United Therapeutics Corp.*	5,400	367,092

		1,365,560

Health Care Equipment & Supplies - 1.58%
Abaxis, Inc.*	9,850	259,548
Alere, Inc.*	23,120	905,610
Becton, Dickinson and Co.	69,690	5,780,786
Boston Scientific Corp.*	353,310	2,466,104
Cochlear Ltd. (Australia)[1]	7,840	603,075
Conceptus, Inc.*	15,900	214,730
Covidien plc (Ireland)	10,150	481,821
DexCom, Inc.*	36,280	511,729
Gen-Probe, Inc.*	10,930	687,388
Hogy Medical Co. Ltd. (Japan)[1]	4,600	210,173

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies (continued)
Hologic, Inc.*	13,020	$259,358
Insulet Corp.*	23,290	396,629
Mindray Medical International Ltd. - ADR (China)	1,220	31,915
Quidel Corp.*	13,000	176,540
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	9,000	23,379
Sirona Dental Systems, Inc.*	5,920	259,355
Straumann Holding AG (Switzerland)[1]	2,305	564,889
Zoll Medical Corp.*	16,320	674,832

		14,507,861

Health Care Providers & Services - 0.21%
Bio-Reference Laboratories, Inc.*	11,850	273,618
Bumrungrad Hospital Public Co. Ltd. - NVDR (Thailand)[1]	49,330	52,327
China Cord Blood Corp. (Hong Kong)*	37,000	123,580
Diagnosticos da America S.A. (Brazil)	47,230	573,747
Odontoprev S.A. (Brazil)	15,910	214,748
Sonic Healthcare Ltd. (Australia)[1]	60,980	725,647

		1,963,667

Health Care Technology - 0.35%
Allscripts Healthcare Solutions, Inc.*	11,570	244,243
Cerner Corp.*	30,080	2,973,408

		3,217,651

Life Sciences Tools & Services - 0.14%
Caliper Life Sciences, Inc.*	61,417	395,525
Sequenom, Inc.*	70,440	482,514
WuXi PharmaTech (Cayman), Inc. - ADR (China)*	22,000	375,320

		1,253,359

Pharmaceuticals - 0.14%
AstraZeneca plc (United Kingdom)[1]	615	29,984
AstraZeneca plc - ADR (United Kingdom)	1,510	73,839
Bayer AG (Germany)[1]	4,310	318,248
GlaxoSmithKline plc (United Kingdom)[1]	5,525	99,761
Sanofi-Aventis S.A. (France)[1]	851	58,160
Santen Pharmaceutical Co. Ltd. (Japan)[1]	1,500	53,761
Shire plc (Ireland)[1]	5,745	151,583
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	2,920	159,578
UCB S.A. (Belgium)[1]	9,240	330,641

		1,275,555

Total Health Care		23,583,653

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value

COMMON STOCKS (continued)

Industrials - 2.18%
Aerospace & Defense - 0.40%
The Boeing Co.	52,110	$3,620,603
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	2,650	87,450

		3,708,053

Air Freight & Logistics - 0.86%
Atlas Air Worldwide Holdings, Inc.*	1,940	98,571
FedEx Corp.	39,180	3,538,738
TNT N.V. (Netherlands)[1]	11,430	308,894
United Parcel Service, Inc. - Class B	55,332	3,962,878

		7,909,081

Airlines - 0.43%
Copa Holdings S.A. - Class A (Panama)	1,770	99,563
Deutsche Lufthansa AG (Germany)*[1]	6,570	138,045
Ryanair Holdings plc - ADR (Ireland)	7,710	235,618
Southwest Airlines Co.	291,205	3,450,779
US Airways Group, Inc.*	6,470	64,182

		3,988,187

Commercial Services & Supplies - 0.06%
Tomra Systems ASA (Norway)[1]	80,250	524,000

Construction & Engineering - 0.01%
MYR Group, Inc.*	3,040	66,850

Electrical Equipment - 0.07%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)*	12,480	295,402
Alstom S.A. (France)[1]	3,310	184,729
American Superconductor Corp.*	1,300	35,451
Nexans S.A. (France)[1]	840	67,388
Prysmian S.p.A. (Italy)[1]	2,500	50,484

		633,454

Industrial Conglomerates - 0.06%
Siemens AG (Germany)[1]	4,080	523,030

Machinery - 0.20%
ArvinMeritor, Inc.*	3,900	85,254
Astec Industries, Inc.*	2,680	80,668
Flowserve Corp.	10,081	1,260,024
Lindsay Corp.	1,500	97,620
Titan International, Inc.	6,820	129,580
Wabash National Corp.*	11,870	134,843
Westport Innovations, Inc. (Canada)*	3,190	50,306

		1,838,295

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value

COMMON STOCKS (continued)

Industrials (continued)
Marine - 0.01%
D/S Norden (Denmark)[1]	2,000	$67,894

Road & Rail - 0.07%
All America Latina Logistica S.A. (Brazil)	31,400	265,222
Heartland Express, Inc.	6,930	111,053
Knight Transportation, Inc.	6,090	116,075
RailAmerica, Inc.*	14,470	180,441

		672,791

Transportation Infrastructure - 0.01%
Groupe Eurotunnel S.A. (France)[1]	8,100	78,706

Total Industrials		20,010,341

Information Technology - 5.79%
Communications Equipment - 1.60%
Alcatel-Lucent - ADR (France)*	111,430	368,833
Cisco Systems, Inc.*	267,178	5,650,815
Infinera Corp.*	46,500	341,077
Juniper Networks, Inc.*	74,416	2,762,322
QUALCOMM, Inc.	97,050	5,253,317
Riverbed Technology, Inc.*	8,280	297,004

		14,673,368

Computers & Peripherals - 0.23%
Apple, Inc.*	510	173,053
EMC Corp.*	76,170	1,895,871
Immersion Corp.*	10,320	60,991

		2,129,915

Electronic Equipment, Instruments & Components - 0.14%
Amphenol Corp. - Class A	20,250	1,120,635
Hitachi Ltd. (Japan)[1]	23,000	125,831

		1,246,466

Internet Software & Services - 0.98%
comScore, Inc.*	10,340	247,746
Google, Inc. - Class A*	13,765	8,263,955
VistaPrint N.V. (Netherlands)*	9,630	487,663

		8,999,364

IT Services - 1.92%
Accenture plc - Class A (Ireland)	8,250	424,627
Amadeus IT Holding S.A. - Class A (Spain)*[1]	10,650	223,933
Amdocs Ltd. (Guernsey)*	23,530	685,664
Automatic Data Processing, Inc.	88,778	4,252,466

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value

COMMON STOCKS (continued)

Information Technology (continued)
IT Services (continued)
Cap Gemini S.A. (France)[1]	5,590	$281,221
Cielo S.A. (Brazil)	26,000	192,939
MasterCard, Inc. - Class A	14,820	3,505,078
Redecard S.A. (Brazil)	13,370	165,225
Visa, Inc. - Class A	47,810	3,339,529
The Western Union Co.	222,580	4,513,922

		17,584,604

Semiconductors & Semiconductor Equipment - 0.15%
Advantest Corp. (Japan)[1]	19,100	391,462
Infineon Technologies AG (Germany)[1]	28,000	296,611
Sumco Corp. (Japan)*[1]	22,300	340,795
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	9,041	118,166
Tokyo Electron Ltd. (Japan)[1]	3,900	254,960

		1,401,994

Software - 0.77%
Adobe Systems, Inc.*	1,860	61,473
Autodesk, Inc.*	95,040	3,866,227
DemandTec, Inc.*	10,600	127,730
Electronic Arts, Inc.*	128,830	2,008,460
Fortinet, Inc.*	8,630	331,823
Misys plc (United Kingdom)*[1]	15,155	82,383
SAP AG (Germany)[1]	2,290	132,482
SolarWinds, Inc.*	22,080	417,312
Square Enix Holdings Co. Ltd. (Japan)[1]	4,200	73,247

		7,101,137

Total Information Technology		53,136,848

Materials - 1.27%
Chemicals - 0.85%
Arkema S.A. (France)[1]	2	139
BASF SE (Germany)[1]	1,660	127,793
Calgon Carbon Corp.*	9,140	130,336
Flotek Industries, Inc.*	8,380	58,995
Johnson Matthey plc (United Kingdom)[1]	2,300	70,915
Monsanto Co.	96,970	7,115,659
The Scotts Miracle-Gro Co. - Class A	1,300	67,171
Shin-Etsu Chemical Co. Ltd. (Japan)[1]	4,300	242,097

		7,813,105

Construction Materials - 0.22%
CRH plc (Ireland)[1]	7,700	165,859

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value

COMMON STOCKS (continued)

Materials (continued)
Construction Materials (continued)
Eagle Materials, Inc.	6,500	$188,500
Martin Marietta Materials, Inc.	9,930	829,155
Vulcan Materials Co.	19,500	829,920

		2,013,434

Containers & Packaging - 0.20%
Owens-Illinois, Inc.*	62,830	1,852,857

Paper & Forest Products - 0.00%**
Norbord, Inc. (Canada)*	577	8,603

Total Materials		11,687,999

Telecommunication Services - 0.05%
Diversified Telecommunication Services - 0.03%
France Telecom S.A. (France)[1]	4,780	104,252
Swisscom AG - ADR (Switzerland)[3]	3,150	139,167

		243,419

Wireless Telecommunication Services - 0.02%
SK Telecom Co. Ltd. - ADR (South Korea)	11,320	195,836

Total Telecommunication Services		439,255

Utilities - 0.05%
Electric Utilities - 0.03%
Brookfield Infrastructure Partners LP - ADR (Bermuda)	4,149	90,116
E.ON AG (Germany)[1]	4,875	162,641

		252,757

Independent Power Producers & Energy Traders - 0.00%**
GenOn Energy, Inc.*	14,269	59,074

Multi-Utilities - 0.01%
National Grid plc (United Kingdom)[1]	8,760	77,690

Water Utilities - 0.01%
Cia de Saneamento de Minas Gerais - Copasa MG (Brazil)	5,860	96,146

Total Utilities		485,667

TOTAL COMMON STOCKS (Identified Cost $179,489,300)		211,655,503

PREFERRED STOCKS - 0.15%

Consumer Staples - 0.01%
Household Products - 0.01%
Henkel AG & Co. KGaA (Germany)[1], 1.19%	1,540	93,699

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Shares/ Principal Amount	Value

PREFERRED STOCKS (continued)

Financials - 0.14%
Commercial Banks - 0.06%
PNC Financial Services Group, Inc., Series K4, 8.25%	180,000	$191,658
Wells Fargo & Co., Series K4, 7.98%	300,000	321,000

		512,658

Diversified Financial Services - 0.08%
Bank of America Corp., Series K4, 8.00%	320,000	331,734
JPMorgan Chase & Co., Series 1[4], 7.90%	375,000	404,186

		735,920

Total Financials		1,248,578

TOTAL PREFERRED STOCKS
(Identified Cost $1,200,365)		1,342,277

WARRANTS - 0.00%**

Health Care - 0.00%**
Life Sciences Tools & Services - 0.00%**
Caliper Life Sciences, Inc., 8/10/2011* (Identified Cost $215)	348	202

CORPORATE BONDS - 31.56%

Convertible Corporate Bonds - 0.02%
Health Care - 0.01%
Biotechnology - 0.01%
Amgen, Inc., 0.375%, 2/1/2013	$ 110,000	110,413

Information Technology - 0.01%
Computers & Peripherals - 0.01%
EMC Corp., 1.75%, 12/1/2013	40,000	64,800

Total Convertible Corporate Bonds (Identified Cost $155,245)		175,213

Non-Convertible Corporate Bonds - 31.54%
Consumer Discretionary - 4.88%
Hotels, Restaurants & Leisure - 0.85%
Cedar Fair LP - Canada’s Wonderland Co. - Magnum Management Corp.[5], 9.125%, 8/1/2018	110,000	118,525
International Game Technology, 7.50%, 6/15/2019	4,000,000	4,579,416
McDonald’s Corp., 5.80%, 10/15/2017	1,920,000	2,218,915
Scientific Games International, Inc.[5], 7.875%, 6/15/2016	110,000	113,300
Wendy’s - Arby’s Restaurants LLC, 10.00%, 7/15/2016	225,000	250,312
Wyndham Worldwide Corp., 9.875%, 5/1/2014	90,000	105,319
Wyndham Worldwide Corp., 6.00%, 12/1/2016	370,000	389,678

		7,775,465

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Household Durables - 0.09%
Newell Rubbermaid, Inc., 4.70%, 8/15/2020	$ 820,000	$811,821

Media - 3.46%
Cablevision Systems Corp., 8.625%, 9/15/2017	425,000	474,937
CCO Holdings LLC - CCO Holdings Capital Corp., 7.00%, 1/15/2019	315,000	317,363
Columbus International, Inc. (Barbados)[5], 11.50%, 11/20/2014	130,000	146,575
Comcast Corp., 5.15%, 3/1/2020	8,000,000	8,353,408
Comcast Corp., 6.50%, 11/15/2035	540,000	571,291
Comcast Corp., 6.95%, 8/15/2037	490,000	540,604
DIRECTV Holdings LLC, 5.20%, 3/15/2020	6,000,000	6,202,068
Discovery Communications LLC, 5.05%, 6/1/2020	6,580,000	6,929,681
Interactive Data Corp.[5], 10.25%, 8/1/2018	160,000	177,200
MDC Partners, Inc. (Canada), 11.00%, 11/1/2016	50,000	55,000
Sirius XM Radio, Inc.[5], 9.75%, 9/1/2015	235,000	264,962
Time Warner, Inc., 4.875%, 3/15/2020	6,000,000	6,202,746
Time Warner, Inc., 7.625%, 4/15/2031	485,000	573,633
Unitymedia Hessen GmbH & Co. KG - Unitymedia NRW GmbH (Germany)[5], 8.125%, 12/1/2017	100,000	108,000
Unitymedia Hessen GmbH & Co. KG - Unitymedia NRW GmbH (Germany)[5], 8.125%, 12/1/2017	EUR 90,000	133,081
UPC Holding B.V. (Netherlands)[5], 9.875%, 4/15/2018	$ 305,000	337,787
Virgin Media Finance plc (United Kingdom), 8.375%, 10/15/2019	120,000	132,900
Virgin Media Finance plc, Series 1 (United Kingdom), 9.50%, 8/15/2016	90,000	102,263
XM Satellite Radio, Inc.[5], 7.625%, 11/1/2018	170,000	176,375

		31,799,874

Multiline Retail - 0.04%
Target Corp., 6.00%, 1/15/2018	325,000	375,958

Specialty Retail - 0.40%
DirectBuy Holdings, Inc.[5], 12.00%, 2/1/2017	315,000	289,013
The Home Depot, Inc., 5.40%, 3/1/2016	510,000	572,065
Lowe’s Companies, Inc., 6.10%, 9/15/2017	1,800,000	2,081,641
Rent-A-Center, Inc.[5], 6.625%, 11/15/2020	480,000	472,800
Toys R Us Property Co., LLC, 8.50%, 12/1/2017	230,000	250,700

		3,666,219

Textiles, Apparel & Luxury Goods - 0.04%
VF Corp., 5.95%, 11/1/2017	330,000	377,206

Total Consumer Discretionary		44,806,543

Consumer Staples - 1.53%
Beverages - 0.12%
CEDC Finance Corp. International, Inc.[5], 9.125%, 12/1/2016	235,000	252,625

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Beverages (continued)
Constellation Brands, Inc., 8.375%, 12/15/2014	$ 230,000	$254,150
Constellation Brands, Inc., 7.25%, 9/1/2016	395,000	420,181
PepsiCo, Inc., 5.00%, 6/1/2018	110,000	120,463
PepsiCo, Inc., 7.90%, 11/1/2018	63,000	80,240

		1,127,659

Food & Staples Retailing - 0.67%
The Kroger Co., 6.15%, 1/15/2020	5,500,000	6,170,978

Food Products - 0.70%
Kraft Foods, Inc., 6.125%, 2/1/2018	335,000	380,200
Kraft Foods, Inc., 5.375%, 2/10/2020	5,665,000	6,042,085

		6,422,285

Personal Products - 0.04%
Revlon Consumer Products Corp., 9.75%, 11/15/2015	335,000	355,937

Total Consumer Staples		14,076,859

Energy - 2.36%
Energy Equipment & Services - 1.10%
Baker Hughes, Inc., 7.50%, 11/15/2018	305,000	381,298
Calfrac Holdings LP5, 7.50%, 12/1/2020	315,000	323,663
Cie Generale de Geophysique - Veritas (France), 7.75%, 5/15/2017	275,000	289,437
Complete Production Services, Inc., 8.00%, 12/15/2016	160,000	168,400
Hornbeck Offshore Services, Inc., 8.00%, 9/1/2017	70,000	71,837
Hornbeck Offshore Services, Inc., Series B, 6.125%, 12/1/2014	125,000	123,750
Key Energy Services, Inc., 8.375%, 12/1/2014	160,000	170,400
Schlumberger Oilfield plc (United Kingdom)[5], 4.20%, 1/15/2021	125,000	125,706
Thermon Industries, Inc., 9.50%, 5/1/2017	185,000	198,875
Trinidad Drilling Ltd. (Canada)[5], 7.875%, 1/15/2019	460,000	476,100
Weatherford International Ltd. (Switzerland), 9.625%, 3/1/2019	6,000,000	7,820,580

		10,150,046

Oil, Gas & Consumable Fuels - 1.26%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	2,950,000	3,235,589
Anadarko Petroleum Corp., 8.70%, 3/15/2019	1,220,000	1,494,252
Anadarko Petroleum Corp., 6.95%, 6/15/2019	3,000,000	3,367,407
Apache Corp., 6.90%, 9/15/2018	155,000	187,658
Aquilex Holdings LLC - Aquilex Finance Corp., 11.125%, 12/15/2016	115,000	118,737
Arch Coal, Inc., 8.75%, 8/1/2016	55,000	60,912
Arch Western Finance LLC, 6.75%, 7/1/2013	125,000	126,250
Chaparral Energy, Inc., 8.875%, 2/1/2017	230,000	240,350
Chesapeake Energy Corp., 9.50%, 2/15/2015	400,000	468,000

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Coffeyville Resources LLC - Coffeyville Finance, Inc.[5], 9.00%, 4/1/2015	$ 80,000	$87,200
Coffeyville Resources LLC - Coffeyville Finance, Inc.[5], 10.875%, 4/1/2017	85,000	94,563
Crosstex Energy LP - Crosstex Energy Finance Corp., 8.875%, 2/15/2018	390,000	422,175
Hess Corp., 5.60%, 2/15/2041	265,000	259,711
Linn Energy LLC - Linn Energy Finance Corp.[5], 7.75%, 2/1/2021	260,000	271,700
MarkWest Energy Partners LP - MarkWest Energy Finance Corp., 6.75%, 11/1/2020	290,000	295,800
Martin Midstream Partners LP - Martin Midstream Finance Corp., 8.875%, 4/1/2018	180,000	187,200
Niska Gas Storage US LLC - Niska Gas Storage Canada ULC[5], 8.875%, 3/15/2018	125,000	136,250
Targa Resources Partners LP - Targa Resources Partners Finance Corp., 8.25%, 7/1/2016	175,000	187,250
Tesoro Corp., 9.75%, 6/1/2019	255,000	286,875
Whiting Petroleum Corp., 7.00%, 2/1/2014	35,000	37,100

		11,564,979

Total Energy		21,715,025

Financials - 13.85%
Capital Markets - 2.35%
The Charles Schwab Corp., 4.45%, 7/22/2020	7,000,000	7,113,582
Goldman Sachs Capital I, 6.345%, 2/15/2034	380,000	362,982
Goldman Sachs Capital II6, 5.793%, 12/29/2049	500,000	421,875
The Goldman Sachs Group, Inc.[7], 3.25%, 6/15/2012	3,266,000	3,389,069
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	335,000	364,916
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	8,165,000	8,404,120
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	210,000	190,538
Morgan Stanley, 5.50%, 1/26/2020	1,325,000	1,322,304

		21,569,386

Commercial Banks - 3.06%
Household Finance Co., 6.375%, 11/27/2012	515,000	557,097
KeyBank National Association[7], 3.20%, 6/15/2012	3,476,000	3,604,619
KeyBank National Association, 5.45%, 3/3/2016	550,000	580,698
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	315,000	357,415
National City Corp., 6.875%, 5/15/2019	7,000,000	7,905,198
PNC Bank National Association, 5.25%, 1/15/2017	195,000	208,782
PNC Funding Corp.[7], 2.30%, 6/22/2012	7,246,000	7,416,252
U.S. Bank National Association, 6.375%, 8/1/2011	30,000	30,876
U.S. Bank National Association, 6.30%, 2/4/2014	100,000	111,528
USB Capital XIII Trust, 6.625%, 12/15/2039	210,000	218,431

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Commercial Banks (continued)
Wachovia Corp., 5.25%, 8/1/2014	$ 5,935,000	$6,413,830
Wells Fargo & Co.[7], 3.00%, 12/9/2011	515,000	526,638
Wilmington Trust Corp., 8.50%, 4/2/2018	120,000	139,594

		28,070,958

Consumer Finance - 1.04%
American Express Co., 8.125%, 5/20/2019	7,025,000	8,713,613
American Express Co.[6], 6.80%, 9/1/2066	390,000	390,487
Credit Acceptance Corp.[5], 9.125%, 2/1/2017	410,000	440,750

		9,544,850

Diversified Financial Services - 4.50%
Bank of America Corp.[7], 3.125%, 6/15/2012	5,518,000	5,719,628
Bank of America Corp., 4.875%, 1/15/2013	1,800,000	1,896,921
Bank of America Corp., 5.75%, 8/15/2016	205,000	217,693
Bank of America Corp., 7.625%, 6/1/2019	4,315,000	4,975,708
Citigroup Funding, Inc.[7], 1.875%, 10/22/2012	1,520,000	1,552,019
Citigroup, Inc.[7], 2.875%, 12/9/2011	10,788,000	11,023,157
Citigroup, Inc., 8.50%, 5/22/2019	7,080,000	8,666,338
JPMorgan Chase & Co.[7], 3.125%, 12/1/2011	3,600,000	3,684,028
JPMorgan Chase & Co., 6.30%, 4/23/2019	2,000,000	2,255,222
JPMorgan Chase & Co., 4.95%, 3/25/2020	1,255,000	1,276,959

		41,267,673

Insurance - 0.08%
American International Group, Inc., 4.25%, 5/15/2013	200,000	208,031
Fidelity National Financial, Inc., 6.60%, 5/15/2017	210,000	210,107
Hartford Financial Services Group, Inc.[6], 8.125%, 6/15/2038	340,000	369,750

		787,888

Real Estate Investment Trusts (REITS) - 2.82%
AvalonBay Communities, Inc., 6.10%, 3/15/2020	2,145,000	2,413,357
Boston Properties LP, 5.875%, 10/15/2019	5,150,000	5,631,340
Camden Property Trust, 5.70%, 5/15/2017	2,270,000	2,503,565
DuPont Fabros Technology LP, 8.50%, 12/15/2017	305,000	330,163
Felcor Lodging LP, 10.00%, 10/1/2014	270,000	305,775
HCP, Inc., 6.70%, 1/30/2018	4,155,000	4,635,073
Health Care REIT, Inc., 6.20%, 6/1/2016	520,000	576,826
Host Hotels & Resorts LP, 6.875%, 11/1/2014	105,000	108,412
Host Hotels & Resorts LP, 6.375%, 3/15/2015	85,000	86,700
Mack-Cali Realty LP, 7.75%, 8/15/2019	315,000	364,374
National Retail Properties, Inc., 6.875%, 10/15/2017	280,000	301,787
Omega Healthcare Investors, Inc., 7.50%, 2/15/2020	165,000	174,075

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Simon Property Group LP, 10.35%, 4/1/2019	$ 6,180,000	$8,442,578

		25,874,025

Total Financials		127,114,780

Health Care - 0.71%
Biotechnology - 0.31%
Amgen, Inc., 3.45%, 10/1/2020	3,000,000	2,840,988

Health Care Equipment & Supplies - 0.16%
Alere, Inc., 7.875%, 2/1/2016	85,000	87,656
Alere, Inc., 9.00%, 5/15/2016	512,000	539,520
Becton Dickinson and Co., 6.00%, 5/15/2039	330,000	363,627
Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/2011	75,000	76,125
Fresenius US Finance II, Inc.[5], 9.00%, 7/15/2015	355,000	407,806

		1,474,734

Health Care Providers & Services - 0.12%
BioScrip, Inc., 10.25%, 10/1/2015	165,000	174,900
HCA, Inc., 7.875%, 2/15/2020	315,000	344,531
Health Management Associates, Inc., 6.125%, 4/15/2016	255,000	258,825
LifePoint Hospitals, Inc.[5], 6.625%, 10/1/2020	260,000	262,925

		1,041,181

Life Sciences Tools & Services - 0.02%
PharmaNet Development Group, Inc.[5], 10.875%, 4/15/2017	180,000	190,800

Pharmaceuticals - 0.10%
Johnson & Johnson, 5.95%, 8/15/2037	160,000	180,411
Novartis Securities Investment Ltd. (Bermuda), 5.125%, 2/10/2019	525,000	575,356
Wyeth, 6.50%, 2/1/2034	155,000	178,197

		933,964

Total Health Care		6,481,667

Industrials - 4.44%
Aerospace & Defense - 0.31%
The Boeing Co., 6.00%, 3/15/2019	2,410,000	2,771,768
GeoEye, Inc., 9.625%, 10/1/2015	75,000	84,750

		2,856,518

Air Freight & Logistics - 0.69%
Aguila 3 S.A. (Luxembourg)[5], 7.875%, 1/31/2018	335,000	341,700
FedEx Corp., 8.00%, 1/15/2019	4,690,000	5,757,983
United Parcel Service, Inc., 6.20%, 1/15/2038	180,000	204,222

		6,303,905

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Airlines - 0.23%
Continental Airlines, Inc.[5], 6.75%, 9/15/2015	$250,000	$260,000
Delta Air Lines Pass-Through Trust, Series 2001-1, Class A2, 7.111%, 9/18/2011	150,000	154,500
Delta Air Lines Pass-Through Trust, Series 2007-1, Class A, 6.821%, 8/10/2022	142,198	151,796
Southwest Airlines Co., 5.25%, 10/1/2014	355,000	381,052
Southwest Airlines Co., 5.75%, 12/15/2016	1,070,000	1,164,803

		2,112,151

Building Products - 0.08%
Building Materials Corp. of America[5], 6.875%, 8/15/2018	175,000	177,625
Building Materials Corp. of America[5], 7.50%, 3/15/2020	85,000	87,550
Owens Corning, 9.00%, 6/15/2019	410,000	484,013

		749,188

Commercial Services & Supplies - 0.44%
ACCO Brands Corp., 10.625%, 3/15/2015	80,000	90,400
Clean Harbors, Inc., 7.625%, 8/15/2016	149,000	157,940
Garda World Security Corp. (Canada)[5], 9.75%, 3/15/2017	165,000	176,963
Waste Management, Inc., 7.375%, 3/11/2019	3,000,000	3,607,317

		4,032,620

Industrial Conglomerates - 1.61%
GE Capital Trust I6, 6.375%, 11/15/2067	340,000	343,400
General Electric Capital Corp.[7], 3.00%, 12/9/2011	5,798,000	5,929,528
General Electric Capital Corp., 5.625%, 5/1/2018	1,800,000	1,951,256
General Electric Capital Corp., 5.50%, 1/8/2020	2,115,000	2,250,800
General Electric Capital Corp., Series A, 6.75%, 3/15/2032	355,000	388,409
General Electric Co., 5.25%, 12/6/2017	180,000	194,938
Textron, Inc., 5.60%, 12/1/2017	3,150,000	3,310,871
Textron, Inc., 7.25%, 10/1/2019	350,000	403,890

		14,773,092

Machinery - 0.33%
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	305,000	371,243
John Deere Capital Corp., 5.75%, 9/10/2018	2,060,000	2,341,326
Uncle Acquisition 2010 Corp.[5], 8.625%, 2/15/2019	295,000	307,537

		3,020,106

Marine - 0.06%
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc. (Marshall Island), 8.875%, 11/1/2017	415,000	448,200

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Marine (continued)
United Maritime Group LLC - United Maritime Group Finance Corp., 11.75%, 6/15/2015	$ 115,000	$115,000

		563,200

Road & Rail - 0.69%
CSX Corp., 7.375%, 2/1/2019	4,000,000	4,830,712
CSX Corp., 6.00%, 10/1/2036	355,000	364,866
JB Hunt Transport Services, Inc., 3.375%, 9/15/2015	935,000	935,573
Union Pacific Corp., 5.65%, 5/1/2017	175,000	197,667

		6,328,818

Total Industrials		40,739,598

Information Technology - 0.70%
Communications Equipment - 0.10%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029	205,000	162,975
Cisco Systems, Inc., 5.90%, 2/15/2039	440,000	468,273
Hughes Network Systems LLC - HNS Finance Corp., 9.50%, 4/15/2014	290,000	299,425

		930,673

Computers & Peripherals - 0.06%
International Business Machines Corp., 5.60%, 11/30/2039	535,000	565,911

Electronic Equipment, Instruments & Components - 0.40%
Corning, Inc., 6.625%, 5/15/2019	3,200,000	3,684,717

IT Services - 0.07%
The Western Union Co., 5.253%, 4/1/2020	590,000	606,061

Semiconductors & Semiconductor Equipment - 0.05%
Advanced Micro Devices, Inc., 8.125%, 12/15/2017	150,000	157,125
Advanced Micro Devices, Inc., 7.75%, 8/1/2020	85,000	87,125
MagnaChip Semiconductor S.A. - MagnaChip Semiconductor Finance Co., 10.50%, 4/15/2018	180,000	195,750

		440,000

Software - 0.02%
Microsoft Corp., 5.20%, 6/1/2039	190,000	191,394

Total Information Technology		6,418,756

Materials - 1.85%
Chemicals - 0.10%
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	320,000	366,728
Ferro Corp., 7.875%, 8/15/2018	260,000	277,225
Rhodia S.A. (France)[5], 6.875%, 9/15/2020	265,000	270,300

		914,253

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Containers & Packaging - 0.02%
Reynolds Group Issuer, Inc. - Reynolds Group Issuer LLC[5], 8.50%, 5/15/2018	$ 190,000	$198,075

Metals & Mining - 0.42%
Alcoa, Inc., 5.72%, 2/23/2019	2,032,000	2,112,945
Alcoa, Inc., 5.87%, 2/23/2022	295,000	300,028
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	925,000	1,095,343
Steel Dynamics, Inc., 7.75%, 4/15/2016	335,000	356,356

		3,864,672

Paper & Forest Products - 1.31%
Georgia-Pacific LLC[5], 8.25%, 5/1/2016	410,000	461,250
International Paper Co., 9.375%, 5/15/2019	8,500,000	10,975,710
International Paper Co., 7.50%, 8/15/2021	490,000	579,197

		12,016,157

Total Materials		16,993,157

Telecommunication Services - 0.30%
Diversified Telecommunication Services - 0.13%
Clearwire Communications LLC - Clearwire Finance, Inc.[5], 12.00%, 12/1/2015	60,000	65,400
Clearwire Communications LLC - Clearwire Finance, Inc.[5], 12.00%, 12/1/2015	115,000	125,350
Inmarsat Finance plc (United Kingdom)[5], 7.375%, 12/1/2017	250,000	265,625
Intelsat Subsidiary Holding Co. S.A. (Bermuda)[5], 8.875%, 1/15/2015	245,000	251,737
Wind Acquisition Finance S.A. (Luxembourg)[5], 11.75%, 7/15/2017	230,000	262,200
Wind Acquisition Finance S.A. (Luxembourg)[5], 7.25%, 2/15/2018	200,000	207,000

		1,177,312

Wireless Telecommunication Services - 0.17%
CC Holdings GS V LLC - Crown Castle GS III Corp.[5], 7.75%, 5/1/2017	445,000	489,500
Crown Castle Towers LLC[5], 6.113%, 1/15/2020	390,000	414,570
Crown Castle Towers LLC[5], 4.883%, 8/15/2020	224,000	219,003
NII Capital Corp., 8.875%, 12/15/2019	230,000	253,000
SBA Tower Trust[5], 5.101%, 4/15/2017	200,000	210,048

		1,586,121

Total Telecommunication Services		2,763,433

Utilities - 0.92%
Electric Utilities - 0.86%
Allegheny Energy Supply Co. LLC[5], 5.75%, 10/15/2019	365,000	367,946
Columbus Southern Power Co., Series C, 5.50%, 3/1/2013	1,800,000	1,951,751
Exelon Generation Co. LLC, 5.20%, 10/1/2019	5,000,000	5,147,180

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount/ Shares	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Electric Utilities (continued)
Southwestern Electric Power Co., 6.45%, 1/15/2019	$ 335,000	$372,802

		7,839,679

Gas Utilities - 0.03%
Ferrellgas LP - Ferrellgas Finance Corp.[5], 6.50%, 5/1/2021	310,000	300,700

Independent Power Producers & Energy Traders - 0.02%
Mirant Mid Atlantic Pass-Through Trust, Series B, 9.125%, 6/30/2017	107,331	117,528
North American Energy Alliance LLC - North American Energy Alliance Finance Corp.[5], 10.875%, 6/1/2016	75,000	84,187

		201,715

Multi-Utilities - 0.01%
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013	85,000	97,027

Total Utilities		8,439,121

Total Non-Convertible Corporate Bonds (Identified Cost $279,915,453)		289,548,939

TOTAL CORPORATE BONDS (Identified Cost $280,070,698)		289,724,152

MUTUAL FUNDS - 0.29%

iShares iBoxx Investment Grade Corporate Bond Fund (Identified Cost $2,510,578)	24,680	2,677,286

U.S. TREASURY SECURITIES - 5.25%

U.S. Treasury Notes - 5.25%
U.S. Treasury Note, 0.375%, 9/30/2012	$17,000,000	16,972,103
U.S. Treasury Note, 2.25%, 5/31/2014	1,300,000	1,348,039
U.S. Treasury Note, 2.375%, 9/30/2014	2,490,000	2,587,264
U.S. Treasury Note, 1.875%, 8/31/2017	7,822,000	7,481,618
U.S. Treasury Note, 2.75%, 12/31/2017	12,650,000	12,696,451
U.S. Treasury Note, 3.50%, 2/15/2018	3,700,000	3,891,937
U.S. Treasury Note, 3.75%, 11/15/2018	3,000,000	3,186,327

TOTAL U.S. TREASURY SECURITIES (Identified Cost $48,078,770)		48,163,739

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value

ASSET-BACKED SECURITIES - 0.05%

Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[5], 5.29%, 3/25/2016	$ 170,000	$186,719
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[5], 3.74%, 2/25/2017	300,000	305,109

TOTAL ASSET-BACKED SECURITIES (Identified Cost $469,897)		491,828

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.85%

Americold LLC Trust, Series 2010-ARTA, Class A1[5], 3.847%, 1/14/2029	500,000	504,265
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4[6], 5.740%, 5/10/2045	100,000	109,674
Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A4, 5.634%, 7/10/2046	250,000	270,011
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4[6], 5.722%, 9/11/2038	100,000	109,549
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.540%, 9/11/2041	350,000	376,378
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3[6], 5.727%, 3/15/2049	100,000	109,131
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4[6], 5.764%, 6/10/2046	400,000	438,513
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[5], 3.156%, 7/10/2046	254,145	255,327
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4[6], 5.883%, 7/10/2038	500,000	548,919
GS Mortgage Securities Corp. II, Series 2010-C2, Class A1[5], 3.849%, 12/10/2043	1,297,629	1,329,988
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4[6], 5.280%, 1/12/2043	890,000	952,068
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4[6], 5.229%, 12/15/2044	325,000	350,415
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4[6], 5.875%, 4/15/2045	1,100,000	1,210,356
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4[6], 5.883%, 6/15/2038	350,000	383,204
Merrill Lynch - Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4[6], 5.414%, 7/12/2046	100,000	106,725
Vornado DP LLC, Series 2010-VNO, Class A2FX5, 4.004%, 9/13/2028	155,000	149,830
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[6], 5.203%, 10/15/2044	100,000	108,321
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4[6], 5.738%, 5/15/2043	100,000	108,644
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[6], 6.011%, 6/15/2045	100,000	109,467

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[5],
4.393%, 11/15/2043	$ 265,000	$262,844

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $7,735,120)		7,793,629

FOREIGN GOVERNMENT BONDS - 0.04%

Hellenic Republic Government Bond (Greece), 6.00%, 7/19/2019
(Identified Cost $493,527)	EUR 380,000	357,378

U.S. GOVERNMENT AGENCIES - 32.39%

Mortgage-Backed Securities - 8.99%
Fannie Mae, Pool #805347, 5.50%, 1/1/2020	$ 8,956	9,738
Fannie Mae, Pool #816064, 4.50%, 4/1/2020	104,128	110,096
Fannie Mae, Pool #863151, 4.50%, 11/1/2020	50,386	53,256
Fannie Mae, Pool #851149, 5.00%, 4/1/2021	134,821	143,713
Fannie Mae, Pool #888468, 5.50%, 9/1/2021	5,000,749	5,412,529
Fannie Mae, Pool #995233, 5.50%, 10/1/2021	310,714	336,688
Fannie Mae, Pool #888017, 6.00%, 11/1/2021	384,075	419,795
Fannie Mae, Pool #995329, 5.50%, 12/1/2021	2,945,595	3,188,147
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	498,054	544,374
Fannie Mae, Pool #899023, 4.50%, 1/1/2022	52,419	55,143
Fannie Mae, Pool #899287, 5.00%, 2/1/2022	58,543	62,209
Fannie Mae, Pool #888815, 4.50%, 11/1/2022	448,575	471,883
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	5,292,366	5,728,160
Fannie Mae, Pool #AA1563, 4.50%, 2/1/2024	881,057	924,085
Fannie Mae, Pool #AA4537, 4.50%, 4/1/2024	107,595	112,850
Fannie Mae, Pool #AC0495, 4.50%, 9/1/2024	611,372	641,230
Fannie Mae, Pool #AC1557, 4.50%, 9/1/2024	940,226	986,143
Fannie Mae, Pool #AC5902, 4.50%, 10/1/2024	1,266,649	1,328,509
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	312,601	337,591
Fannie Mae, Pool #357319, 6.00%, 12/1/2032	89,494	98,675
Fannie Mae, Pool #790393, 6.50%, 9/1/2034	2,026	2,277
Fannie Mae, Pool #745147, 4.50%, 12/1/2035	345,067	354,341
Fannie Mae, Pool #745418, 5.50%, 4/1/2036	7,721,034	8,296,492
Fannie Mae, Pool #900130, 6.00%, 9/1/2036	192,171	209,363
Fannie Mae, Pool #886904, 6.50%, 9/1/2036	687,995	768,066
Fannie Mae, Pool #901895, 6.50%, 9/1/2036	54,421	60,755
Fannie Mae, Pool #899393, 6.00%, 4/1/2037	98,555	107,187
Fannie Mae, Pool #939487, 5.00%, 6/1/2037	45,217	47,466
Fannie Mae, Pool #945845, 6.00%, 8/1/2037	82,181	89,379
Fannie Mae, Pool #949709, 6.50%, 9/1/2037	1,100	1,225
Fannie Mae, Pool #946148, 6.00%, 10/1/2037	478,388	520,289
Fannie Mae, Pool #950248, 6.00%, 10/1/2037	107,288	116,685

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #960196, 5.00%, 11/1/2037	$ 31,969	$33,559
Fannie Mae, Pool #933521, 5.00%, 1/1/2038	456,385	478,985
Fannie Mae, Pool #929084, 5.00%, 2/1/2038	169,361	177,784
Fannie Mae, Pool #969756, 5.00%, 2/1/2038	324,807	340,891
Fannie Mae, Pool #972107, 5.00%, 2/1/2038	565,871	593,893
Fannie Mae, Pool #961950, 5.00%, 3/1/2038	7,257	7,725
Fannie Mae, Pool #973091, 5.00%, 3/1/2038	17,946	18,834
Fannie Mae, Pool #889260, 5.00%, 4/1/2038	330,286	346,712
Fannie Mae, Pool #912948, 5.00%, 5/1/2038	898,189	942,857
Fannie Mae, Pool #975840, 5.00%, 5/1/2038	461,472	484,324
Fannie Mae, Pool #976516, 5.00%, 5/1/2038	22,588	23,707
Fannie Mae, Pool #984379, 6.00%, 5/1/2038	636,196	691,721
Fannie Mae, Pool #981636, 5.00%, 6/1/2038	18,195	19,096
Fannie Mae, Pool #981650, 5.00%, 6/1/2038	278,464	292,254
Fannie Mae, Pool #985554, 5.00%, 6/1/2038	49,174	51,609
Fannie Mae, Pool #982317, 6.00%, 6/1/2038	76,295	82,954
Fannie Mae, Pool #934329, 5.00%, 7/1/2038	301,381	316,305
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	11,479,256	12,506,239
Fannie Mae, Pool #986458, 6.00%, 8/1/2038	287,979	313,113
Fannie Mae, Pool #987831, 6.00%, 9/1/2038	846,502	920,382
Fannie Mae, Pool #988990, 6.00%, 9/1/2038	21,492	23,368
Fannie Mae, Pool #990503, 6.00%, 9/1/2038	68,200	74,153
Fannie Mae, Pool #990897, 6.00%, 9/1/2038	1,322,144	1,437,536
Fannie Mae, Pool #986889, 6.00%, 10/1/2038	502,226	546,058
Fannie Mae, Pool #983839, 5.00%, 11/1/2038	25,842	27,121
Fannie Mae, Pool #993920, 6.00%, 11/1/2038	526,333	572,270
Fannie Mae, Pool #257497, 6.00%, 12/1/2038	356,196	387,284
Fannie Mae, Pool #AA0675, 6.00%, 12/1/2038	266,746	290,027
Fannie Mae, Pool #971022, 5.00%, 1/1/2039	677,749	711,311
Fannie Mae, Pool #992293, 5.00%, 1/1/2039	227,953	239,242
Fannie Mae, Pool #994216, 5.00%, 1/1/2039	36,216	38,009
Fannie Mae, Pool #AA1717, 5.00%, 1/1/2039	396,894	416,548
Fannie Mae, Pool #AA1810, 5.00%, 1/1/2039	639,888	671,511
Fannie Mae, Pool #988811, 6.00%, 1/1/2039	302,726	329,147
Fannie Mae, Pool #983686, 5.00%, 2/1/2039	641,162	672,848
Fannie Mae, Pool #AA1686, 5.00%, 3/1/2039	190,554	199,971
Fannie Mae, Pool #AA4461, 5.00%, 3/1/2039	40,122	42,104
Fannie Mae, Pool #AA3636, 6.00%, 3/1/2039	324,230	352,427
Fannie Mae, Pool #AA5087, 5.00%, 4/1/2039	61,769	64,821
Fannie Mae, Pool #AA6788, 6.00%, 8/1/2039	920,250	1,000,279
Fannie Mae, Pool #AC2881, 6.00%, 8/1/2039	184,473	200,573
Fannie Mae, Pool #AC1901, 5.00%, 9/1/2039	201,536	212,000
Fannie Mae, Pool #AC0463, 5.00%, 11/1/2039	455,343	477,846

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AC5111, 5.00%, 11/1/2039	$ 1,084,374	$1,137,963
Fannie Mae, Pool #MA0259, 5.00%, 12/1/2039	378,084	396,769
Fannie Mae, Pool #AC8573, 5.00%, 1/1/2040	813,950	854,175
Fannie Mae, Pool #AC8791, 5.00%, 1/1/2040	34,702	36,417
Fannie Mae, Pool #AE0604, 6.00%, 7/1/2039	10,577,914	11,563,926
Freddie Mac, Pool #B16835, 5.50%, 10/1/2019	7,145	7,747
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	1,623,323	1,760,290
Freddie Mac, Pool #G11912, 5.50%, 3/1/2021	186,417	203,544
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	513,051	560,678
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	345,515	377,589
Freddie Mac, Pool #J06512, 5.00%, 12/1/2022	85,674	90,949
Freddie Mac, Pool #G12966, 5.50%, 1/1/2023	38,402	41,402
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	285,378	312,048
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	501,523	548,079
Freddie Mac, Pool #G13136, 4.50%, 5/1/2023	65,788	68,990
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	260,089	280,408
Freddie Mac, Pool #G01736, 6.50%, 9/1/2034	6,129	6,911
GNMA, Pool #365225, 9.00%, 11/15/2024	1,913	2,284
GNMA, Pool #398655, 6.50%, 5/15/2026	844	954
GNMA, Pool #452826, 9.00%, 1/15/2028	2,020	2,432
GNMA, Pool #460820, 6.00%, 6/15/2028	9,630	10,627
GNMA, Pool #458983, 6.00%, 1/15/2029	24,918	27,497
GNMA, Pool #530481, 8.00%, 8/15/2030	16,313	19,444
GNMA, Pool #577796, 6.00%, 1/15/2032	15,125	16,690
GNMA, Pool #003808, 6.00%, 1/20/2036	270,202	296,980
GNMA, Pool #651235, 6.50%, 2/15/2036	223,247	252,414
GNMA, Pool #003830, 5.50%, 3/20/2036	636,815	687,303
GNMA, Pool #671304, 5.50%, 6/15/2037	100,092	108,273
GNMA, Pool #671531, 5.50%, 9/15/2037	68,063	73,626
GNMA, Pool #671161, 5.50%, 11/15/2037	254,925	275,760
GNMA, Pool #672715, 5.50%, 5/15/2038	195,895	211,844
GNMA, Pool #782639, 5.50%, 12/15/2038	538,546	582,393
GNMA, Pool #707098, 5.50%, 1/15/2039	643,250	695,622
GNMA, Pool #703481, 5.50%, 2/15/2039	1,710,329	1,849,579

Total Mortgage-Backed Securities
(Identified Cost $81,276,425)		82,529,344

Other Agencies - 23.40%
Fannie Mae, 0.50%, 10/30/2012	8,000,000	7,989,688
Fannie Mae, 3.875%, 7/12/2013	11,000,000	11,802,241
Fannie Mae, 2.375%, 7/28/2015	15,500,000	15,713,667
Fannie Mae, 1.625%, 10/26/2015	20,000,000	19,463,260
Fannie Mae, 5.25%, 9/15/2016	9,500,000	10,854,994

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount/ Shares	Value

U.S. GOVERNMENT AGENCIES (continued)

Other Agencies (continued)
Fannie Mae, 6.25%, 5/15/2029	$ 2,429,000	$2,869,839
Fannie Mae, 7.25%, 5/15/2030	2,910,000	3,806,327
Fannie Mae, 6.625%, 11/15/2030	2,339,000	2,885,098
Federal Farm Credit Bank, 5.125%, 8/25/2016	3,640,000	4,127,913
Federal Home Loan Bank, 4.625%, 10/10/2012	1,600,000	1,710,925
Federal Home Loan Bank, 4.50%, 11/15/2012	10,000	10,679
Federal Home Loan Bank, 3.375%, 2/27/2013	10,000	10,552
Federal Home Loan Bank, 3.625%, 10/18/2013	5,500,000	5,872,295
Federal Home Loan Bank, 5.25%, 6/18/2014	4,950,000	5,600,326
Federal Home Loan Bank, 5.00%, 11/17/2017	7,985,000	9,010,865
Freddie Mac, 0.375%, 11/30/2012	15,000,000	14,937,855
Freddie Mac, 0.875%, 10/28/2013	32,000,000	31,853,024
Freddie Mac, 3.00%, 7/28/2014	3,400,000	3,583,107
Freddie Mac, 2.875%, 2/9/2015	12,110,000	12,645,020
Freddie Mac, 1.75%, 9/10/2015	7,445,000	7,333,593
Freddie Mac, 5.50%, 7/18/2016	2,600,000	3,006,385
Freddie Mac, 5.125%, 10/18/2016	10,495,000	11,886,522
Freddie Mac, 5.50%, 8/23/2017	7,640,000	8,815,376
Freddie Mac, 5.125%, 11/17/2017	2,255,000	2,548,312
Freddie Mac, 3.75%, 3/27/2019	10,825,000	11,185,960
Freddie Mac, 6.75%, 3/15/2031	1,693,000	2,123,156
Freddie Mac, 6.25%, 7/15/2032	2,625,000	3,133,449

Total Other Agencies
(Identified Cost $213,943,940)		214,780,428

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $295,220,365)		297,309,772

SHORT-TERM INVESTMENTS - 5.44%

Dreyfus Cash Management, Inc. - Institutional Shares[8], 0.14%,	42,106,424	42,106,424
Fannie Mae Discount Notes[9], 0.16%, 3/31/2011	$ 7,822,000	7,820,535

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $49,926,408)		49,926,959

TOTAL INVESTMENTS - 99.08%
(Identified Cost $865,195,243)		909,442,725
OTHER ASSETS, LESS LIABILITIES - 0.92%		8,423,333

NET ASSETS - 100%		$917,866,058

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Conservative Term Series

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS OPEN AT JANUARY 31, 2011[10]:
Settlement Date	Contracts to Deliver	In Exchange For	Contracts At Value	Unrealized Depreciation
2/28/2011	EUR 360,000	$492,282	$492,728	$(446)

ADR - American Depository Receipt

EUR - Euro currency

NVDR - Non-Voting Depository Receipt

*Non-income producing security

**Less than 0.01%

1International Fair Value factor from pricing service was applied.

2The Bank of New York Mellon Corp. is the Series’ custodian and serves as sub-accountant and sub-transfer agent to the Series.

3Latest quoted sales price is not available and the latest quoted bid price was used to value the security.

4The rate shown is a fixed rate as of January 31, 2011; the rate becomes floating in 2049.

5Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be illiquid. These securities amount to $13,946,054, or 1.52%, of the Series’ net assets as of January 31, 2011.

6The coupon rate is floating and is the stated rate as of January 31, 2011.

7Security insured under the Federal Deposit Insurance Corporation Temporary Liquidity Guarantee Program.

8Rate shown is the current yield as of January 31, 2011.

9Rate shown reflects the annualized yield at time of purchase.

10The counterparty for all forward foreign currency exchange contracts is the Bank of New York Mellon Corp.

Federal Tax Information:

On January 31, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$865,557,541
Unrealized appreciation	$50,068,088
Unrealized depreciation	(6,182,904)

Net unrealized appreciation	$43,885,184

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio - January 31, 2011 (unaudited)

The following is a summary of the valuation levels used for major security types as of January 31, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*	$211,655,705	$192,309,198	$19,346,507	$—
Preferred securities	1,342,277	—	1,342,277	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	353,294,046	—	353,294,046	—
States and political subdivisions (municipals)	—	—	—	—
Corporate debt	289,548,939	—	289,548,939	—
Convertible corporate debt	175,213	—	175,213	—
Asset backed securities	491,828	—	491,828	—
Commercial mortgage backed securities	7,793,629	—	7,793,629	—
Foreign government bonds	357,378	—	357,378	—
Mutual funds	44,783,710	44,783,710	—	—
Other financial instruments**:	—	—	—	—

Total assets:	909,442,725	237,092,908	672,349,817	—

Liabilities:
Other financial instruments**:
Forward foreign currency exchange contracts	(446)	—	(446)	—

Total liabilities:	(446)	—	(446)	—

Total	$909,442,279	$237,092,908	$672,349,371	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Level 3 Reconciliation	Commercial Mortgage-Backed Securities
Balance as of October 31, 2010 (market value)	$432,585
Accrued discounts/premiums	(117)
Realized gain (loss)	(22)
Change in unrealized appreciation (depreciation)	(15,264)
Purchases	101,844
Sales	(855)
Transfers in	—
Transfers out	(518,171)

Balance as of January 31, 2011 (market value)	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for industry classification and for securities where a latest quoted sales price is not available and the latest quoted bid price was used to value the security or foreign securities that had an International Fair Value factor applied from the pricing service. Such securities are included in Level 2 in the table above.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no Level 3 securities held be the Series as of January 31, 2011.

Investment Portfolio - January 31, 2011 (unaudited)

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the three months ended January 31, 2011.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value

COMMON STOCKS - 43.26%

Consumer Discretionary - 4.16%
Auto Components - 0.05%
Cooper Tire & Rubber Co.	9,320	$213,055
Hankook Tire Co. Ltd. (South Korea)[1]	13,160	325,639

		538,694

Automobiles - 0.06%
Bayerische Motoren Werke AG (BMW) (Germany)[1]	2,960	227,171
Suzuki Motor Corp. (Japan)[1]	3,900	94,688
Yamaha Motor Co. Ltd. (Japan)*[1]	16,000	296,076

		617,935

Distributors - 0.02%
Inchcape plc (United Kingdom)*[1]	41,376	246,158

Hotels, Restaurants & Leisure - 0.07%
Accor S.A. (France)[1]	4,750	217,013
Club Mediterranee S.A. (France)*[1]	2,590	59,318
Hyatt Hotels Corp. - Class A*	2,240	108,842
Intercontinental Hotels Group plc (United Kingdom)[1]	5,300	111,769
Wendy’s - Arby’s Group, Inc. - Class A	40,260	194,456

		691,398

Household Durables - 0.14%
Corporacion Geo S.A.B. de C.V. - Class B (Mexico)*	55,360	189,523
DR Horton, Inc.	3,800	47,082
Lennar Corp. - Class A	10,170	196,891
LG Electronics, Inc. (South Korea)[1]	2,400	250,961
Rodobens Negocios Imobiliarios S.A. (Brazil)	49,810	503,195
SodaStream International Ltd. (Israel)*	2,800	120,372
Toll Brothers, Inc.*	2,380	48,171
Tupperware Brands Corp.	3,000	137,250

		1,493,445

Leisure Equipment & Products - 0.01%
Sankyo Co. Ltd. (Japan)[1]	1,800	99,899

Media - 3.00%
Gestevision Telecinco S.A. (Spain)[1]	39,070	491,492
Grupo Televisa S.A. - ADR (Mexico)*	15,190	365,471
Imax Corp. (Canada)*	18,210	465,994
Liberty Global, Inc. - Class A*	139,240	5,647,574
Mediaset S.p.A. (Italy)[1]	12,340	80,262
Reed Elsevier plc (United Kingdom)[1]	24,510	216,863
Reed Elsevier plc - ADR (United Kingdom)	4,434	157,983
Societe Television Francaise 1 (France)[1]	37,310	723,757
Time Warner, Inc.	361,960	11,383,642

1

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Media (continued)
Virgin Media, Inc. (United Kingdom)	143,910	$3,620,776
The Walt Disney Co.	216,310	8,407,970
Wolters Kluwer N.V. (Netherlands)[1]	8,395	192,216

		31,754,000

Multiline Retail - 0.06%
Marks & Spencer Group plc (United Kingdom)[1]	42,270	241,028
Nordstrom, Inc.	3,110	128,070
PPR (France)[1]	1,625	259,235

		628,333

Specialty Retail - 0.73%
Chico’s FAS, Inc.	15,830	172,864
Dick’s Sporting Goods, Inc.*	11,070	399,516
The Finish Line, Inc. - Class A	11,630	178,986
The Home Depot, Inc.	176,560	6,492,111
KOMERI Co. Ltd. (Japan)[1]	4,800	111,238
Lumber Liquidators Holdings, Inc.*	11,280	315,163

		7,669,878

Textiles, Apparel & Luxury Goods - 0.02%
Adidas AG (Germany)[1]	4,150	258,264

Total Consumer Discretionary		43,998,004

Consumer Staples - 5.01%
Beverages - 0.90%
Anheuser-Busch InBev N.V. (Belgium)[1]	5,000	275,886
The Coca-Cola Co.	134,380	8,445,783
Diageo plc (United Kingdom)[1]	11,520	221,465
Heineken N.V. (Netherlands)[1]	8,110	408,248
Kirin Holdings Co. Ltd. (Japan)[1]	15,200	204,840

		9,556,222

Food & Staples Retailing - 1.29%
BJ’s Wholesale Club, Inc.*	3,770	165,654
Carrefour S.A. (France)[1]	23,260	1,137,141
Casino Guichard-Perrachon S.A. (France)[1]	2,420	236,309
Koninklijke Ahold N.V. (Netherlands)[1]	11,500	155,766
The Kroger Co.	257,960	5,520,344
Safeway, Inc.	256,330	5,303,468
SUPERVALU, Inc.	31,500	229,635
Tesco plc (United Kingdom)[1]	129,105	832,219

		13,580,536

2

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products - 2.77%
Danone S.A. (France)[1]	10,680	$642,088
Diamond Foods, Inc.	3,880	193,108
Flowers Foods, Inc.	12,090	305,031
General Mills, Inc.	84,810	2,949,692
Kellogg Co.	49,470	2,488,341
Kraft Foods, Inc. - Class A	245,060	7,491,484
Nestle S.A. (Switzerland)[1]	131,880	7,124,923
Sanderson Farms, Inc.	5,400	221,994
Suedzucker AG (Germany)[1]	6,710	179,461
Unilever plc - ADR (United Kingdom)	263,849	7,654,259

		29,250,381

Household Products - 0.03%
Reckitt Benckiser Group plc (United Kingdom)[1]	6,010	326,657

Personal Products - 0.02%
Beiersdorf AG (Germany)[1]	3,150	172,599
Kao Corp. (Japan)[1]	3,300	86,318

		258,917

Total Consumer Staples		52,972,713

Energy - 5.42%
Energy Equipment & Services - 3.59%
Baker Hughes, Inc.	183,880	12,597,619
Calfrac Well Services Ltd. (Canada)	18,400	624,757
Compagnie Generale de Geophysique - Veritas (CGG - Veritas) (France)*[1]	16,800	508,878
Dril-Quip, Inc.*	1,870	144,214
ION Geophysical Corp.*	18,000	171,180
Petroleum Geo-Services ASA (Norway)*[1]	20,200	299,708
Schlumberger Ltd.	125,275	11,148,222
Trican Well Service Ltd. (Canada)	40,240	881,675
Weatherford International Ltd. (Switzerland)*	488,050	11,576,546

		37,952,799

Oil, Gas & Consumable Fuels - 1.83%
Cameco Corp. (Canada)	9,110	377,792
Hess Corp.	202,330	17,020,000
Paladin Energy Ltd. (Australia)*	85,110	425,826
Repsol YPF S.A. (Spain)[1]	4,650	146,366
Royal Dutch Shell plc - Class B (Netherlands)[1]	6,202	216,111
Royal Dutch Shell plc - Class B - ADR (Netherlands)	6,790	479,170
Talisman Energy, Inc. (Canada)	21,070	482,694

3

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Total S.A. (France)[1]	3,960	$231,725

		19,379,684

Total Energy		57,332,483

Financials - 5.72%
Capital Markets - 2.70%
The Bank of New York Mellon Corp.[2]	289,790	9,050,142
The Charles Schwab Corp.	551,020	9,945,911
Credit Suisse Group AG - ADR (Switzerland)	2,140	95,679
Daiwa Securities Group, Inc. (Japan)[1]	7,000	34,635
Evercore Partners, Inc. - Class A	4,660	150,518
GAM Holding AG (Switzerland)*[1]	31,740	566,102
The Goldman Sachs Group, Inc.	1,740	284,699
Greenhill & Co., Inc.	1,580	109,684
Lazard Ltd. - Class A (Bermuda)	3,570	148,940
Northern Trust Corp.	4,850	252,103
State Street Corp.	170,190	7,951,277

		28,589,690

Commercial Banks - 0.38%
Banco Santander S.A. (Spain)[1]	31,030	379,936
Banco Santander S.A. - ADR (Spain)	35,980	440,395
Barclays plc - ADR (United Kingdom)	4,940	92,872
BNP Paribas (France)[1]	2,040	152,263
Credit Agricole S.A. (France)[1]	4,505	66,483
First Commonwealth Financial Corp.	100,590	646,794
First Financial Bancorp	20,570	347,633
HSBC Holdings plc (United Kingdom)[1]	32,900	358,709
HSBC Holdings plc - ADR (United Kingdom)	7,732	422,476
ICICI Bank Ltd. - ADR (India)	6,650	288,211
Societe Generale - ADR (France)[3]	8,880	114,907
Standard Chartered plc (United Kingdom)[1]	9,470	246,631
U.S. Bancorp	16,870	455,490

		4,012,800

Consumer Finance - 0.77%
American Express Co.	188,100	8,159,778

Diversified Financial Services - 0.24%
Bank of America Corp.	21,820	299,589
Deutsche Boerse AG (Germany)[1]	9,580	726,091
ING Groep N.V. (Netherlands)*[1]	4,775	54,375
JPMorgan Chase & Co.	14,900	669,606

4

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value

COMMON STOCKS (continued)

Financials (continued)
Diversified Financial Services (continued)
Moody’s Corp.	25,070	$736,306

		2,485,967

Insurance - 0.48%
Allianz SE (Germany)[1]	9,880	1,373,393
The Allstate Corp.	11,530	359,044
Amil Participacoes S.A. (Brazil)	34,230	330,400
AXA S.A. (France)[1]	4,080	86,348
Brown & Brown, Inc.	17,580	435,281
Mapfre S.A. (Spain)[1]	74,000	251,547
Muenchener Rueckversicherungs AG (MunichRe) (Germany)[1]	3,115	488,298
The Progressive Corp.	23,010	455,828
Willis Group Holdings plc (United Kingdom)	18,215	684,520
Zurich Financial Services AG (Switzerland)[1]	2,280	623,389

		5,088,048

Real Estate Investment Trusts (REITS) - 1.00%
Alexandria Real Estate Equities, Inc.	4,340	334,354
Alstria Office REIT AG (Germany)[1]	24,320	342,967
American Campus Communities, Inc.	13,780	445,645
Apartment Investment & Management Co. - Class A	14,110	360,652
Associated Estates Realty Corp.	5,940	87,971
AvalonBay Communities, Inc.	2,670	309,533
BioMed Realty Trust, Inc.	27,560	491,946
Boston Properties, Inc.	3,730	352,000
British Land Co. plc (United Kingdom)[1]	11,460	95,053
Camden Property Trust	5,820	322,603
Cogdell Spencer, Inc.	49,610	300,141
Corporate Office Properties Trust	25,130	918,501
DiamondRock Hospitality Co.*	8,050	97,647
Digital Realty Trust, Inc.	9,330	507,552
DuPont Fabros Technology, Inc.	18,900	433,188
Education Realty Trust, Inc.	6,800	53,040
Equity Lifestyle Properties, Inc.	4,600	261,648
Equity One, Inc.	4,860	90,639
Equity Residential	5,180	280,704
General Growth Properties, Inc.*	5,950	88,119
HCP, Inc.	8,230	305,251
Health Care REIT, Inc.	5,780	283,682
Healthcare Realty Trust, Inc.	8,350	175,350
Home Properties, Inc.	7,390	411,475
Host Hotels & Resorts, Inc.	21,164	391,746
Land Securities Group plc (United Kingdom)[1]	9,300	100,480

5

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value

COMMON STOCKS (continued)

Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
LaSalle Hotel Properties	3,840	$106,637
Lexington Realty Trust	12,000	101,640
Mack-Cali Realty Corp.	3,590	125,722
Morguard Real Estate Investment Trust (Canada)	6,740	98,608
National Health Investors, Inc.	1,950	89,173
National Retail Properties, Inc.	7,560	187,866
Omega Healthcare Investors, Inc.	6,050	134,794
Pebblebrook Hotel Trust	16,040	329,782
Public Storage	2,870	312,773
Realty Income Corp.	5,880	205,565
Simon Property Group, Inc.	3,238	328,495
Sovran Self Storage, Inc.	3,280	126,083
Tanger Factory Outlet Centers	8,200	214,102
UDR, Inc.	13,650	320,502

		10,523,629

Real Estate Management & Development - 0.02%
CB Richard Ellis Group, Inc. - Class A*	5,000	110,950
Renhe Commercial Holdings Co. Ltd. (China)[1]	208,000	34,790
Thomas Properties Group, Inc.*	12,800	48,640

		194,380

Thrifts & Mortgage Finance - 0.13%
Aareal Bank AG (Germany)*[1]	8,370	258,714
First Niagara Financial Group, Inc.	48,680	675,678
Hudson City Bancorp, Inc.	9,000	98,820
People’s United Financial, Inc.	24,500	316,295

		1,349,507

Total Financials		60,403,799

Health Care - 4.90%
Biotechnology - 0.34%
Amgen, Inc.*	14,020	772,222
Basilea Pharmaceutica AG (Switzerland)*[1]	7,430	573,035
Cepheid, Inc.*	24,070	571,903
Momenta Pharmaceuticals, Inc.*	29,000	370,910
Swedish Orphan Biovitrum AB (Sweden)*[1]	85,000	486,217
United Therapeutics Corp.*	11,500	781,770

		3,556,057

Health Care Equipment & Supplies - 3.02%
Abaxis, Inc.*	22,140	583,389
Alere, Inc.*	49,500	1,938,915

6

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies (continued)
Becton, Dickinson and Co.	143,820	$11,929,869
Boston Scientific Corp.*	763,220	5,327,276
Cochlear Ltd. (Australia)[1]	17,540	1,349,227
Conceptus, Inc.*	38,850	524,669
Covidien plc (Ireland)	21,830	1,036,270
DexCom, Inc.*	81,120	1,144,198
Gen-Probe, Inc.*	23,450	1,474,771
Hogy Medical Co. Ltd. (Japan)[1]	10,000	456,897
Hologic, Inc.*	29,860	594,811
Insulet Corp.*	52,200	888,966
Mindray Medical International Ltd. - ADR (China)	2,770	72,463
Quidel Corp.*	53,000	719,740
Sirona Dental Systems, Inc.*	12,740	558,139
Straumann Holding AG (Switzerland)[1]	5,320	1,303,778
Zoll Medical Corp.*	48,000	1,984,800

		31,888,178

Health Care Providers & Services - 0.49%
Bio-Reference Laboratories, Inc.*	26,830	619,505
Bumrungrad Hospital Public Co. Ltd. - NVDR (Thailand)[1]	108,540	115,133
China Cord Blood Corp. (Hong Kong)*	80,000	267,200
Cross Country Healthcare, Inc.*	88,270	635,544
Diagnosticos da America S.A. (Brazil)	106,630	1,295,334
Odontoprev S.A. (Brazil)	39,210	529,245
Sonic Healthcare Ltd. (Australia)[1]	140,860	1,676,199

		5,138,160

Health Care Technology - 0.43%
Allscripts Healthcare Solutions, Inc.*	26,500	559,415
Cerner Corp.*	40,859	4,038,912

		4,598,327

Life Sciences Tools & Services - 0.33%
Caliper Life Sciences, Inc.*	134,397	865,517
Lonza Group AG (Switzerland)[1]	9,060	714,114
Sequenom, Inc.*	150,990	1,034,281
WuXi PharmaTech (Cayman), Inc. - ADR (China)*	54,460	929,088

		3,543,000

Pharmaceuticals- 0.29%
AstraZeneca plc (United Kingdom)[1]	1,890	92,145
AstraZeneca plc - ADR (United Kingdom)	3,380	165,282
Bayer AG (Germany)[1]	9,575	707,013
GlaxoSmithKline plc (United Kingdom)[1]	12,270	221,551

7

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Sanofi-Aventis S.A. (France)[1]	1,960	$133,952
Santen Pharmaceutical Co. Ltd. (Japan)[1]	4,800	172,036
Shire plc (Ireland)[1]	14,185	374,274
Takeda Pharmaceutical Co. Ltd. (Japan)[1]	2,400	115,682
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	6,080	332,272
UCB S.A. (Belgium)[1]	21,810	780,442

		3,094,649

Total Health Care		51,818,371

Industrials - 4.12%
Aerospace & Defense - 0.73%
The Boeing Co.	107,530	7,471,184
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	7,460	246,180

		7,717,364

Air Freight & Logistics - 1.60%
Atlas Air Worldwide Holdings, Inc.*	4,630	235,250
FedEx Corp.	87,530	7,905,710
TNT N.V. (Netherlands)[1]	25,340	684,810
United Parcel Service, Inc. - Class B	113,215	8,108,458

		16,934,228

Airlines - 0.82%
Copa Holdings S.A. - Class A (Panama)	4,200	236,250
Deutsche Lufthansa AG (Germany)*[1]	15,825	332,505
Ryanair Holdings plc - ADR (Ireland)	17,110	522,882
Southwest Airlines Co.	606,445	7,186,373
US Airways Group, Inc.*	34,650	343,728

		8,621,738

Commercial Services & Supplies - 0.11%
Tomra Systems ASA (Norway)[1]	182,750	1,193,284

Construction & Engineering - 0.02%
MYR Group, Inc.*	8,880	195,271

Electrical Equipment - 0.14%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)*	31,790	752,469
Alstom S.A. (France)[1]	8,380	467,682
American Superconductor Corp.*	2,700	73,629
Nexans S.A. (France)[1]	1,630	130,764
Prysmian S.p.A. (Italy)[1]	5,300	107,026

		1,531,570

8

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value

COMMON STOCKS (continued)

Industrials (continued)
Industrial Conglomerates - 0.12%
Siemens AG (Germany)[1]	9,700	$1,243,477

Machinery - 0.41%
ArvinMeritor, Inc.*	8,510	186,029
Astec Industries, Inc.*	5,530	166,453
FANUC Corp. (Japan)[1]	1,400	221,548
Flowserve Corp.	21,850	2,731,032
Lindsay Corp.	3,580	232,986
Titan International, Inc.	16,950	322,050
Wabash National Corp.*	27,270	309,787
Westport Innovations, Inc. (Canada)*	8,550	134,833

		4,304,718

Marine - 0.01%
D/S Norden (Denmark)[1]	4,200	142,577

Road & Rail - 0.15%
All America Latina Logistica S.A. (Brazil)	86,430	730,037
Heartland Express, Inc.	14,670	235,087
Knight Transportation, Inc.	12,570	239,584
RailAmerica, Inc.*	31,860	397,294

		1,602,002

Transportation Infrastructure - 0.01%
Groupe Eurotunnel S.A. (France)[1]	9,600	93,281

Total Industrials		43,579,510

Information Technology - 11.32%
Communications Equipment - 2.93%
Alcatel-Lucent - ADR (France)*	247,680	819,821
Cisco Systems, Inc.*	566,184	11,974,792
Infinera Corp.*	100,680	738,488
Juniper Networks, Inc.*	152,382	5,656,420
QUALCOMM, Inc.	206,120	11,157,276
Riverbed Technology, Inc.*	17,740	636,334

		30,983,131

Computers & Peripherals - 0.87%
Apple, Inc.*	1,210	410,577
EMC Corp.*	346,410	8,622,145
Immersion Corp.*	23,280	137,585

		9,170,307

Electronic Equipment, Instruments & Components - 0.29%
Amphenol Corp. - Class A	47,870	2,649,126
Hitachi Ltd. (Japan)[1]	52,000	284,488

9

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value

COMMON STOCKS (continued)

Information Technology (continued)
Electronic Equipment, Instruments & Components (continued)
Keyence Corp. (Japan)[1]	521	$138,607

		3,072,221

Internet Software & Services - 1.84%
comScore, Inc.*	24,740	592,770
Google, Inc. - Class A*	29,676	17,816,283
VistaPrint N.V. (Netherlands)*	20,260	1,025,966

		19,435,019

IT Services - 3.67%
Accenture plc - Class A (Ireland)	18,620	958,371
Amadeus IT Holding S.A. - Class A (Spain)*[1]	22,830	480,037
Amdocs Ltd. (Guernsey)*	53,230	1,551,122
Automatic Data Processing, Inc.	180,488	8,645,375
Cap Gemini S.A. (France)[1]	13,340	671,107
Cielo S.A. (Brazil)	65,080	482,942
MasterCard, Inc. - Class A	34,240	8,098,102
Redecard S.A. (Brazil)	37,150	459,096
Visa, Inc. - Class A	117,270	8,191,310
The Western Union Co.	457,290	9,273,841

		38,811,303

Semiconductors & Semiconductor Equipment - 0.30%
Advantest Corp. (Japan)[1]	41,100	842,361
Infineon Technologies AG (Germany)[1]	60,000	635,595
Sumco Corp. (Japan)*[1]	49,600	758,001
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	20,106	262,785
Tokyo Electron Ltd. (Japan)[1]	9,860	644,590

		3,143,332

Software - 1.42%
Autodesk, Inc.*	199,510	8,116,067
DemandTec, Inc.*	22,700	273,535
Electronic Arts, Inc.*	275,770	4,299,254
Fortinet, Inc.*	20,360	782,842
Misys plc (United Kingdom)*[1]	34,170	185,749
SAP AG (Germany)[1]	5,630	325,710
SolarWinds, Inc.*	46,340	875,826
Square Enix Holdings Co. Ltd. (Japan)[1]	8,800	153,470

		15,012,453

Total Information Technology		119,627,766

10

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value

COMMON STOCKS (continued)

Materials - 2.38%
Chemicals - 1.60%
Arkema S.A. (France)[1]	20	$1,391
BASF SE (Germany)[1]	4,120	317,174
Calgon Carbon Corp.*	21,105	300,957
Flotek Industries, Inc.*	17,290	121,722
Johnson Matthey plc (United Kingdom)[1]	5,070	156,322
Monsanto Co.	209,020	15,337,888
The Scotts Miracle-Gro Co. - Class A	3,070	158,627
Shin-Etsu Chemical Co. Ltd. (Japan)[1]	9,300	523,605

		16,917,686

Construction Materials - 0.42%
CRH plc (Ireland)[1]	17,610	379,321
Eagle Materials, Inc.	13,160	381,640
Martin Marietta Materials, Inc.	22,160	1,850,360
Vulcan Materials Co.	43,640	1,857,318

		4,468,639

Containers & Packaging - 0.35%
Owens-Illinois, Inc.*	125,020	3,686,840

Paper & Forest Products - 0.01%
Norbord, Inc. (Canada)*	3,490	52,035

Total Materials		25,125,200

Telecommunication Services - 0.10%
Diversified Telecommunication Services - 0.06%
France Telecom S.A. (France)[1]	11,410	248,854
Swisscom AG - ADR (Switzerland)[3]	7,815	345,267

		594,121

Wireless Telecommunication Services - 0.04%
SK Telecom Co. Ltd. - ADR (South Korea)	25,050	433,365

Total Telecommunication Services		1,027,486

Utilities - 0.13%
Electric Utilities - 0.06%
Brookfield Infrastructure Partners LP - ADR (Bermuda)	4,891	106,233
E.ON AG (Germany)[1]	14,270	476,078

		582,311

Independent Power Producers & Energy Traders - 0.02%
GenOn Energy, Inc.*	44,687	185,004

Multi-Utilities - 0.03%
GDF Suez (France)[1]	3,795	150,320

11

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value

COMMON STOCKS (continued)

Utilities (continued)
Multi-Utilities (continued)
National Grid plc (United Kingdom)[1]	20,900	$185,355

		335,675

Water Utilities - 0.02%
Cia de Saneamento de Minas Gerais - Copasa MG (Brazil)	13,330	218,708

Total Utilities		1,321,698

TOTAL COMMON STOCKS (Identified Cost $393,087,323)		457,207,030

PREFERRED STOCKS - 0.27%

Consumer Staples - 0.02%
Household Products - 0.02%
Henkel AG & Co. KGaA (Germany)[1], 1.19%	3,390	206,260

Financials - 0.25%
Commercial Banks - 0.10%
PNC Financial Services Group, Inc., Series K4, 8.25%	350,000	372,668
Wells Fargo & Co., Series K4, 7.98%	610,000	652,700

		1,025,368

Diversified Financial Services - 0.15%
Bank of America Corp., Series K4, 8.00%	650,000	673,835
JPMorgan Chase & Co., Series 1[4], 7.90%	910,000	980,825

		1,654,660

Total Financials		2,680,028

TOTAL PREFERRED STOCKS
(Identified Cost $2,578,770)		2,886,288

WARRANTS - 0.00%**

Health Care - 0.00%**
Life Sciences Tools & Services - 0.00%**
Caliper Life Sciences, Inc., 8/10/2011*
(Identified Cost $5,086)	10,455	6,064

CORPORATE BONDS - 27.30%

Convertible Corporate Bonds - 0.08%
Health Care - 0.05%
Biotechnology - 0.04%
Amgen, Inc., 0.375%, 2/1/2013	$400,000	401,500

12

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value

CORPORATE BONDS (continued)

Convertible Corporate Bonds (continued)
Health Care (continued)
Health Care Equipment & Supplies - 0.01%
Medtronic, Inc., 1.625%, 4/15/2013	$ 90,000	$91,688

Total Health Care		493,188

Information Technology - 0.03%
Computers & Peripherals - 0.03%
EMC Corp., 1.75%, 12/1/2013	215,000	348,300

Total Convertible Corporate Bonds
(Identified Cost $748,282)		841,488

Non-Convertible Corporate Bonds - 27.22%
Consumer Discretionary - 3.13%
Hotels, Restaurants & Leisure-0.65%
Cedar Fair LP-Canada’s Wonderland Co. - Magnum Management Corp.[5], 9.125%, 8/1/2018	245,000	263,987
International Game Technology, 7.50%, 6/15/2019	2,415,000	2,764,822
McDonald’s Corp., 5.80%, 10/15/2017	325,000	375,598
McDonald’s Corp., 6.30%, 10/15/2037	445,000	510,242
Scientific Games International, Inc.[5], 7.875%, 6/15/2016	250,000	257,500
Wendy’s - Arby’s Restaurants LLC, 10.00%, 7/15/2016	590,000	656,375
Wyndham Worldwide Corp., 9.875%, 5/1/2014	230,000	269,147
Wyndham Worldwide Corp., 6.00%, 12/1/2016	805,000	847,812
Yum! Brands, Inc., 3.875%, 11/1/2020	960,000	919,556

		6,865,039

Household Durables - 0.30%
Fortune Brands, Inc., 5.375%, 1/15/2016	1,295,000	1,340,684
Newell Rubbermaid, Inc., 4.70%, 8/15/2020	1,855,000	1,836,498

		3,177,182

Media - 1.31%
Cablevision Systems Corp., 8.625%, 9/15/2017	1,040,000	1,162,200
CCO Holdings LLC - CCO Holdings Capital Corp., 7.00%, 1/15/2019	670,000	675,025
Columbus International, Inc. (Barbados)[5], 11.50%, 11/20/2014	210,000	236,775
Comcast Corp., 6.50%, 11/15/2035	1,310,000	1,385,911
Comcast Corp., 6.95%, 8/15/2037	950,000	1,048,109
DIRECTV Holdings LLC, 5.20%, 3/15/2020	1,740,000	1,798,600
Discovery Communications LLC, 5.05%, 6/1/2020	1,715,000	1,806,140
Interactive Data Corp.[5], 10.25%, 8/1/2018	360,000	398,700
MDC Partners, Inc. (Canada), 11.00%, 11/1/2016	95,000	104,500
Sirius XM Radio, Inc.[5], 9.75%, 9/1/2015	555,000	625,763
Time Warner, Inc., 7.625%, 4/15/2031	1,505,000	1,780,036

13

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Media (continued)
Unitymedia Hessen GmbH & Co. KG - Unitymedia NRW GmbH (Germany)[5], 8.125%, 12/1/2017	$ 260,000	$280,800
Unitymedia Hessen GmbH & Co. KG - Unitymedia NRW GmbH (Germany)[5], 8.125%, 12/1/2017	EUR 140,000	207,016
UPC Holding B.V. (Netherlands)[5], 9.875%, 4/15/2018	$ 720,000	797,400
Virgin Media Finance plc (United Kingdom), 8.375%, 10/15/2019	115,000	127,363
Virgin Media Finance plc, Series 1 (United Kingdom), 9.50%, 8/15/2016	350,000	397,687
The Walt Disney Co., Series B, 7.00%, 3/1/2032	615,000	742,161
XM Satellite Radio, Inc.[5], 7.625%, 11/1/2018	300,000	311,250

		13,885,436

Multiline Retail - 0.09%
Target Corp., 6.00%, 1/15/2018	790,000	913,866

Specialty Retail - 0.71%
AutoZone, Inc., 4.00%, 11/15/2020	1,955,000	1,829,552
DirectBuy Holdings, Inc.[5], 12.00%, 2/1/2017	660,000	605,550
The Home Depot, Inc., 5.40%, 3/1/2016	1,615,000	1,811,539
Lowe’s Companies, Inc., 6.10%, 9/15/2017	620,000	717,010
O’Reilly Automotive, Inc., 4.875%, 1/14/2021	920,000	913,497
Rent-A-Center, Inc.[5], 6.625%, 11/15/2020	1,015,000	999,775
Toys R Us Property Co., LLC, 8.50%, 12/1/2017	595,000	648,550

		7,525,473

Textiles, Apparel & Luxury Goods - 0.07%
VF Corp., 5.95%, 11/1/2017	640,000	731,551

Total Consumer Discretionary		33,098,547

Consumer Staples - 0.57%
Beverages - 0.24%
CEDC Finance Corp. International, Inc.[5], 9.125%, 12/1/2016	605,000	650,375
Constellation Brands, Inc., 8.375%, 12/15/2014	610,000	674,050
Constellation Brands, Inc., 7.25%, 9/1/2016	620,000	659,525
PepsiCo, Inc., 5.00%, 6/1/2018	315,000	344,963
PepsiCo, Inc., 7.90%, 11/1/2018	187,000	238,174

		2,567,087

Food & Staples Retailing - 0.03%
The Kroger Co., 6.75%, 4/15/2012	315,000	334,818

Food Products - 0.19%
General Mills, Inc., 5.65%, 2/15/2019	860,000	956,035
Kraft Foods, Inc., 6.125%, 2/1/2018	950,000	1,078,178

		2,034,213

14

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Personal Products - 0.11%
Revlon Consumer Products Corp., 9.75%, 11/15/2015	$ 1,035,000	$1,099,687

Total Consumer Staples		6,035,805

Energy - 2.31%
Energy Equipment & Services - 1.14%
Baker Hughes, Inc., 7.50%, 11/15/2018	1,085,000	1,356,420
Calfrac Holdings LP5, 7.50%, 12/1/2020	655,000	673,013
Cie Generale de Geophysique - Veritas (France), 7.75%, 5/15/2017	665,000	699,913
Complete Production Services, Inc., 8.00%, 12/15/2016	890,000	936,725
Hornbeck Offshore Services, Inc., Series B, 6.125%, 12/1/2014	490,000	485,100
Key Energy Services, Inc., 8.375%, 12/1/2014	320,000	340,800
Schlumberger Oilfield plc (United Kingdom)[5], 4.20%, 1/15/2021	905,000	910,109
Thermon Industries, Inc., 9.50%, 5/1/2017	465,000	499,875
Trinidad Drilling Ltd. (Canada)[5], 7.875%, 1/15/2019	655,000	677,925
Weatherford International Ltd. (Switzerland), 9.625%, 3/1/2019	4,175,000	5,441,820

		12,021,700

Oil, Gas & Consumable Fuels - 1.17%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	2,100,000	2,303,301
Anadarko Petroleum Corp., 8.70%, 3/15/2019	425,000	520,539
Apache Corp., 6.90%, 9/15/2018	740,000	895,915
Aquilex Holdings LLC - Aquilex Finance Corp., 11.125%, 12/15/2016	190,000	196,175
Arch Coal, Inc., 8.75%, 8/1/2016	125,000	138,437
Arch Western Finance LLC, 6.75%, 7/1/2013	303,000	306,030
Chaparral Energy, Inc., 8.875%, 2/1/2017	560,000	585,200
Chesapeake Energy Corp., 9.50%, 2/15/2015	835,000	976,950
Coffeyville Resources LLC - Coffeyville Finance, Inc.[5], 9.00%, 4/1/2015	208,000	226,720
Coffeyville Resources LLC - Coffeyville Finance, Inc.[5], 10.875%, 4/1/2017	215,000	239,187
Crosstex Energy LP - Crosstex Energy Finance Corp., 8.875%, 2/15/2018	830,000	898,475
Hess Corp., 5.60%, 2/15/2041	1,830,000	1,793,475
Linn Energy LLC - Linn Energy Finance Corp.[5], 7.75%, 2/1/2021	560,000	585,200
MarkWest Energy Partners LP - MarkWest Energy Finance Corp., 6.75%, 11/1/2020	605,000	617,100
Martin Midstream Partners LP - Martin Midstream Finance Corp., 8.875%, 4/1/2018	460,000	478,400
Niska Gas Storage US LLC - Niska Gas Storage Canada ULC[5], 8.875%, 3/15/2018	320,000	348,800
Targa Resources Partners LP - Targa Resources Partners Finance Corp., 8.25%, 7/1/2016	465,000	497,550
Tesoro Corp., 9.75%, 6/1/2019	655,000	736,875

15

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Whiting Petroleum Corp., 7.00%, 2/1/2014	$85,000	$90,100

		12,434,429

Total Energy		24,456,129

Financials - 11.51%
Capital Markets - 2.59%
The Charles Schwab Corp., 4.45%, 7/22/2020	4,740,000	4,816,911
Goldman Sachs Capital I, 6.345%, 2/15/2034	795,000	759,396
Goldman Sachs Capital II6, 5.793%, 12/29/2049	1,215,000	1,025,156
The Goldman Sachs Group, Inc.[7], 3.25%, 6/15/2012	8,228,000	8,538,047
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	890,000	969,479
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	4,285,000	4,410,491
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018	1,250,000	1,385,486
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	515,000	467,271
Morgan Stanley, 5.55%, 4/27/2017	687,000	714,825
Morgan Stanley, 5.50%, 1/26/2020	4,255,000	4,246,341

		27,333,403

Commercial Banks - 1.99%
Household Finance Co., 6.375%, 11/27/2012	1,250,000	1,352,176
HSBC Finance Corp., 7.00%, 5/15/2012	575,000	615,830
KeyBank National Association[7], 3.20%, 6/15/2012	3,506,000	3,635,729
KeyBank National Association, 5.45%, 3/3/2016	1,340,000	1,414,791
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	2,050,000	2,326,033
National City Corp., 6.875%, 5/15/2019	820,000	926,037
PNC Bank National Association, 5.25%, 1/15/2017	545,000	583,518
PNC Funding Corp.[7], 2.30%, 6/22/2012	3,600,000	3,684,586
U.S. Bank National Association, 6.375%, 8/1/2011	315,000	324,193
U.S. Bank National Association, 6.30%, 2/4/2014	285,000	317,855
USB Capital XIII Trust, 6.625%, 12/15/2039	535,000	556,480
Wachovia Corp., 5.25%, 8/1/2014	1,300,000	1,404,883
Wells Fargo & Co.[7], 3.00%, 12/9/2011	3,458,000	3,536,144
Wilmington Trust Corp., 8.50%, 4/2/2018	280,000	325,718

		21,003,973

Consumer Finance - 0.82%
American Express Co., 8.125%, 5/20/2019	5,465,000	6,778,633
American Express Co.[6], 6.80%, 9/1/2066	950,000	951,187
Credit Acceptance Corp.[5], 9.125%, 2/1/2017	860,000	924,500

		8,654,320

16

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services - 3.62%
Bank of America Corp.[7], 3.125%, 6/15/2012	$6,028,000	$6,248,263
Bank of America Corp., 5.75%, 8/15/2016	980,000	1,040,681
Bank of America Corp., 7.625%, 6/1/2019	4,455,000	5,137,145
Citigroup Funding, Inc.[7], 1.875%, 10/22/2012	11,088,000	11,321,569
Citigroup, Inc.[7], 2.875%, 12/9/2011	3,506,000	3,582,424
Citigroup, Inc., 8.50%, 5/22/2019	4,520,000	5,532,747
JPMorgan Chase & Co., 6.30%, 4/23/2019	1,130,000	1,274,200
JPMorgan Chase & Co., 4.95%, 3/25/2020	4,040,000	4,110,688

		38,247,717

Insurance - 0.30%
American International Group, Inc., 4.25%, 5/15/2013	485,000	504,476
Fidelity National Financial, Inc., 6.60%, 5/15/2017	1,815,000	1,815,927
Hartford Financial Services Group, Inc.[6], 8.125%, 6/15/2038	820,000	891,750

		3,212,153

Real Estate Investment Trusts (REITS) - 2.14%
AvalonBay Communities, Inc., 6.10%, 3/15/2020	1,265,000	1,423,262
Boston Properties LP, 5.875%, 10/15/2019	1,285,000	1,405,101
Boston Properties LP, 5.625%, 11/15/2020	410,000	442,404
Camden Property Trust, 5.70%, 5/15/2017	705,000	777,539
Digital Realty Trust LP, 5.875%, 2/1/2020	4,750,000	4,915,770
DuPont Fabros Technology LP, 8.50%, 12/15/2017	790,000	855,175
Felcor Lodging LP, 10.00%, 10/1/2014	650,000	736,125
HCP, Inc., 6.70%, 1/30/2018	3,675,000	4,099,613
Health Care REIT, Inc., 6.20%, 6/1/2016	3,640,000	4,037,783
Host Hotels & Resorts LP, 6.875%, 11/1/2014	325,000	335,563
Host Hotels & Resorts LP, 6.375%, 3/15/2015	150,000	153,000
Mack-Cali Realty LP, 7.75%, 8/15/2019	770,000	890,692
National Retail Properties, Inc., 6.875%, 10/15/2017	650,000	700,577
Omega Healthcare Investors, Inc., 7.50%, 2/15/2020	425,000	448,375
Simon Property Group LP, 10.35%, 4/1/2019	1,060,000	1,448,080

		22,669,059

Real Estate Management & Development - 0.05%
CB Richard Ellis Services, Inc.[5], 6.625%, 10/15/2020	500,000	500,000

Total Financials		121,620,625

Health Care - 1.44%
Biotechnology - 0.43%
Amgen, Inc., 3.45%, 10/1/2020	4,750,000	4,498,231

17

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Health Care Equipment & Supplies - 0.40%
Alere, Inc., 7.875%, 2/1/2016	$560,000	$577,500
Alere, Inc., 9.00%, 5/15/2016	745,000	785,044
Becton Dickinson and Co., 6.00%, 5/15/2039	880,000	969,671
CR Bard, Inc., 4.40%, 1/15/2021	905,000	916,007
Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/2011	165,000	167,475
Fresenius US Finance II, Inc.[5], 9.00%, 7/15/2015	740,000	850,075

		4,265,772

Health Care Providers & Services - 0.24%
BioScrip, Inc., 10.25%, 10/1/2015	425,000	450,500
HCA, Inc., 7.875%, 2/15/2020	765,000	836,719
Health Management Associates, Inc., 6.125%, 4/15/2016	690,000	700,350
LifePoint Hospitals, Inc.[5], 6.625%, 10/1/2020	560,000	566,300

		2,553,869

Life Sciences Tools & Services - 0.05%
PharmaNet Development Group, Inc.[5], 10.875%, 4/15/2017	455,000	482,300

Pharmaceuticals - 0.32%
Abbott Laboratories, 5.125%, 4/1/2019	980,000	1,068,178
Johnson & Johnson, 5.95%, 8/15/2037	440,000	496,131
Novartis Securities Investment Ltd. (Bermuda), 5.125%, 2/10/2019	1,275,000	1,397,293
Wyeth, 6.50%, 2/1/2034	365,000	419,624

		3,381,226

Total Health Care		15,181,398

Industrials - 4.37%
Aerospace & Defense - 0.22%
The Boeing Co., 6.00%, 3/15/2019	1,185,000	1,362,882
GeoEye, Inc., 9.625%, 10/1/2015	170,000	192,100
Honeywell International, Inc., 5.30%, 3/1/2018	680,000	758,890

		2,313,872

Air Freight & Logistics - 0.20%
Aguila 3 S.A. (Luxembourg)[5], 7.875%, 1/31/2018	705,000	719,100
FedEx Corp., 8.00%, 1/15/2019	570,000	699,798
United Parcel Service, Inc., 6.20%, 1/15/2038	660,000	748,816

		2,167,714

Airlines - 0.34%
Continental Airlines, Inc.[5], 6.75%, 9/15/2015	560,000	582,400
Delta Air Lines Pass-Through Trust, Series 2001-1, Class A2, 7.111%, 9/18/2011	340,000	350,200

18

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Airlines (continued)
Delta Air Lines Pass-Through Trust, Series 2007-1, Class A, 6.821%, 8/10/2022	$325,023	$346,962
Southwest Airlines Co., 5.25%, 10/1/2014	1,030,000	1,105,589
Southwest Airlines Co., 5.75%, 12/15/2016	1,120,000	1,219,233

		3,604,384

Building Products - 0.15%
Building Materials Corp. of America[5], 6.875%, 8/15/2018	345,000	350,175
Building Materials Corp. of America[5], 7.50%, 3/15/2020	215,000	221,450
Owens Corning, 9.00%, 6/15/2019	870,000	1,027,052

		1,598,677

Commercial Services & Supplies - 0.30%
ACCO Brands Corp., 10.625%, 3/15/2015	180,000	203,400
Clean Harbors, Inc., 7.625%, 8/15/2016	427,000	452,620
Garda World Security Corp. (Canada)[5], 9.75%, 3/15/2017	430,000	461,175
Waste Management, Inc., 7.375%, 3/11/2019	1,665,000	2,002,061

		3,119,256

Industrial Conglomerates - 2.03%
GE Capital Trust I6, 6.375%, 11/15/2067	690,000	696,900
General Electric Capital Corp.[7], 3.00%, 12/9/2011	3,518,000	3,597,806
General Electric Capital Corp.[7], 2.125%, 12/21/2012	8,208,000	8,431,093
General Electric Capital Corp., 5.625%, 5/1/2018	335,000	363,150
General Electric Capital Corp., 5.50%, 1/8/2020	3,950,000	4,203,622
General Electric Capital Corp., Series A, 6.75%, 3/15/2032	970,000	1,061,287
General Electric Co., 5.25%, 12/6/2017	550,000	595,643
Textron, Inc., 7.25%, 10/1/2019	1,000,000	1,153,972
Tyco Electronics Group S.A. (Luxembourg), 4.875%, 1/15/2021	1,350,000	1,381,508

		21,484,981

Machinery - 0.49%
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	1,500,000	1,825,785
Caterpillar Financial Services Corp., 7.15%, 2/15/2019	295,000	362,194
John Deere Capital Corp., 5.50%, 4/13/2017	120,000	135,138
John Deere Capital Corp., 5.75%, 9/10/2018	1,895,000	2,153,793
Uncle Acquisition 2010 Corp.[5], 8.625%, 2/15/2019	625,000	651,563

		5,128,473

Marine - 0.11%
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc. (Marshall Island), 8.875%, 11/1/2017	885,000	955,800

19

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Marine (continued)
United Maritime Group LLC - United Maritime Group Finance Corp., 11.75%, 6/15/2015	$190,000	$190,000

		1,145,800

Road & Rail - 0.53%
CSX Corp., 6.00%, 10/1/2036	1,760,000	1,808,914
JB Hunt Transport Services, Inc., 3.375%, 9/15/2015	2,305,000	2,306,413
Union Pacific Corp., 5.65%, 5/1/2017	815,000	920,565
Union Pacific Corp., 7.875%, 1/15/2019	495,000	619,781

		5,655,673

Total Industrials		46,218,830

Information Technology - 1.17%
Communications Equipment - 0.34%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029	530,000	421,350
Cisco Systems, Inc., 5.90%, 2/15/2039	1,660,000	1,766,665
Hughes Network Systems LLC - HNS Finance Corp., 9.50%, 4/15/2014	665,000	686,613
Nokia Corp. (Finland), 5.375%, 5/15/2019	705,000	747,213

		3,621,841

Computers & Peripherals - 0.39%
Dell, Inc., 5.875%, 6/15/2019	1,250,000	1,375,976
Hewlett-Packard Co., 5.50%, 3/1/2018	815,000	916,445
International Business Machines Corp., 5.60%, 11/30/2039	1,737,000	1,837,360

		4,129,781

Electronic Equipment, Instruments & Components - 0.05%
Corning, Inc., 6.625%, 5/15/2019	460,000	529,678

IT Services - 0.13%
The Western Union Co., 5.253%, 4/1/2020	1,350,000	1,386,750

Semiconductors & Semiconductor Equipment - 0.10%
Advanced Micro Devices, Inc., 8.125%, 12/15/2017	360,000	377,100
Advanced Micro Devices, Inc., 7.75%, 8/1/2020	170,000	174,250
MagnaChip Semiconductor S.A. - MagnaChip Semiconductor Finance Co., 10.50%, 4/15/2018	465,000	505,687

		1,057,037

Software - 0.16%
Microsoft Corp., 5.20%, 6/1/2039	735,000	740,391
Oracle Corp., 5.00%, 7/8/2019	845,000	915,635

		1,656,026

Total Information Technology		12,381,113

20

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials - 1.76%
Chemicals - 0.24%
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	$1,185,000	$1,358,041
Ferro Corp., 7.875%, 8/15/2018	560,000	597,100
Rhodia S.A. (France)[5], 6.875%, 9/15/2020	575,000	586,500

		2,541,641

Containers & Packaging - 0.07%
Reynolds Group Issuer, Inc. - Reynolds Group Issuer LLC[5], 8.50%, 5/15/2018	480,000	500,400
Reynolds Group Issuer, Inc. - Reynolds Group Issuer LLC[5], 6.875%, 2/15/2021	250,000	252,187

		752,587

Metals & Mining - 1.01%
Alcoa, Inc., 5.72%, 2/23/2019	2,166,000	2,252,283
Alcoa, Inc., 5.87%, 2/23/2022	210,000	213,579
Allegheny Technologies, Inc., 5.95%, 1/15/2021	895,000	935,255
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	1,145,000	1,355,857
Cliffs Natural Resources, Inc., 5.90%, 3/15/2020	4,750,000	5,016,907
Steel Dynamics, Inc., 7.75%, 4/15/2016	810,000	861,637

		10,635,518

Paper & Forest Products - 0.44%
Georgia-Pacific LLC[5], 8.25%, 5/1/2016	860,000	967,500
International Paper Co., 9.375%, 5/15/2019	1,777,000	2,294,569
International Paper Co., 7.50%, 8/15/2021	1,195,000	1,412,531

		4,674,600

Total Materials		18,604,346

Telecommunication Services - 0.59%
Diversified Telecommunication Services - 0.24%
Clearwire Communications LLC - Clearwire Finance, Inc.[5], 12.00%, 12/1/2015	110,000	119,900
Clearwire Communications LLC - Clearwire Finance, Inc.[5], 12.00%, 12/1/2015	325,000	354,250
Inmarsat Finance plc (United Kingdom)[5], 7.375%, 12/1/2017	565,000	600,313
Intelsat Subsidiary Holding Co. S.A. (Bermuda)[5], 8.875%, 1/15/2015	525,000	539,437
Wind Acquisition Finance S.A. (Luxembourg)[5], 11.75%, 7/15/2017	580,000	661,200
Wind Acquisition Finance S.A. (Luxembourg)[5], 7.25%, 2/15/2018	280,000	289,800

		2,564,900

Wireless Telecommunication Services - 0.35%
CC Holdings GS V LLC - Crown Castle GS III Corp.[5], 7.75%, 5/1/2017	940,000	1,034,000
Crown Castle Towers LLC[5], 6.113%, 1/15/2020	1,040,000	1,105,520

21

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount/ Shares	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Wireless Telecommunication Services (continued)
Crown Castle Towers LLC[5], 4.883%, 8/15/2020	$333,000	$325,571
NII Capital Corp., 8.875%, 12/15/2019	585,000	643,500
SBA Tower Trust[5], 5.101%, 4/15/2017	575,000	603,888

		3,712,479

Total Telecommunication Services		6,277,379

Utilities - 0.37%
Electric Utilities - 0.25%
Allegheny Energy Supply Co. LLC[5], 5.75%, 10/15/2019	705,000	710,689
Exelon Generation Co. LLC, 5.35%, 1/15/2014	710,000	773,216
Exelon Generation Co. LLC, 5.20%, 10/1/2019	175,000	180,151
Southwestern Electric Power Co., 6.45%, 1/15/2019	850,000	945,916

		2,609,972

Gas Utilities - 0.06%
Ferrellgas LP - Ferrellgas Finance Corp.[5], 6.50%, 5/1/2021	650,000	630,500

Independent Power Producers & Energy Traders - 0.05%
Mirant Mid Atlantic Pass-Through Trust, Series B, 9.125%, 6/30/2017	130,587	142,992
Mirant Mid Atlantic Pass-Through Trust, Series C, 10.06%, 12/30/2028	194,859	219,703
North American Energy Alliance LLC - North American Energy Alliance Finance Corp.[5], 10.875%, 6/1/2016	170,000	190,825

		553,520

Multi-Utilities - 0.01%
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013	50,000	57,075

Total Utilities		3,851,067

Total Non-Convertible Corporate Bonds
(Identified Cost $276,926,749)		287,725,239

TOTAL CORPORATE BONDS
(Identified Cost $277,675,031)		288,566,727

MUTUAL FUNDS - 1.07%

iShares iBoxx High Yield Corporate Bond Fund	52,180	4,789,080
iShares iBoxx Investment Grade Corporate Bond Fund	60,410	6,553,277

TOTAL MUTUAL FUNDS
(Identified Cost $10,442,089)		11,342,357

22

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value

U.S. TREASURY SECURITIES - 2.51%

U.S. Treasury Notes - 2.51%
U.S. Treasury Note, 2.375%, 2/28/2015	$16,270,000	$16,838,148
U.S. Treasury Note, 4.00%, 8/15/2018	6,720,000	7,270,200
U.S. Treasury Note, 2.75%, 2/15/2019	2,500,000	2,464,845

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $25,684,543)		26,573,193

ASSET-BACKED SECURITIES - 0.10%
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[5], 5.29%, 3/25/2016	335,000	367,946
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[5], 3.74%, 2/25/2017	690,000	701,750

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $1,024,766)		1,069,696

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.82%
Americold LLC Trust, Series 2010-ARTA, Class A1[5], 3.847%, 1/14/2029	415,000	418,540
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4[6], 5.740%, 5/10/2045	175,000	191,930
Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A4, 5.634%, 7/10/2046	100,000	108,004
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	100,000	105,211
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, ClassA4[6], 5.722%, 9/11/2038	200,000	219,099
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.540%, 9/11/2041	475,000	510,799
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3[6], 5.727%, 3/15/2049	160,000	174,610
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4[6], 5.764%, 6/10/2046	225,000	246,664
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[5], 3.156%, 7/10/2046	418,592	420,538
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4[6], 5.883%, 7/10/2038	600,000	658,702
GS Mortgage Securities Corp. II, Series 2010-C2, Class A1[5], 3.849%, 12/10/2043	1,073,039	1,099,798
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4[6], 5.280%, 1/12/2043	650,000	695,330
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4[6], 5.229%, 12/15/2044	475,000	512,145
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4[6], 5.875%, 4/15/2045	845,000	929,774

23

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4[6], 5.883%, 6/15/2038	$ 375,000	$410,575
Merrill Lynch - Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4[6], 5.414%, 7/12/2046	175,000	186,769
Morgan Stanley Capital I, Series 2005-HQ7, Class A4[6], 5.204%, 11/14/2042	125,000	133,815
OBP Depositor LLC Trust, Series 2010-OBP, Class A5, 4.646%, 7/15/2045	115,000	117,688
Vornado DP LLC, Series 2010-VNO, Class A2FX5, 4.004%, 9/13/2028	350,000	338,326
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[6], 5.203%, 10/15/2044	225,000	243,723
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4[6], 5.738%, 5/15/2043	215,000	233,585
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[6], 6.011%, 6/15/2045	200,000	218,934
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[5], 4.393%, 11/15/2043	545,000	540,566

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $8,638,553)		8,715,125

FOREIGN GOVERNMENT BONDS - 0.09%
Hellenic Republic Government Bond (Greece), 6.00%, 7/19/2019 (Identified Cost $1,272,783)	EUR 980,000	921,660

U.S. GOVERNMENT AGENCIES - 21.26%

Mortgage-Backed Securities - 5.32%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021	$ 4,663,253	5,047,243
Fannie Mae, Pool #995233, 5.50%, 10/1/2021	292,173	316,596
Fannie Mae, Pool #888017, 6.00%, 11/1/2021	358,160	391,470
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	463,631	506,750
Fannie Mae, Pool #995329, 5.50%, 12/1/2021	2,746,589	2,972,754
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	4,933,630	5,339,884
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	291,847	315,179
Fannie Mae, Pool #745418, 5.50%, 4/1/2036	7,790,862	8,371,524
Fannie Mae, Pool #928999, 5.50%, 12/1/2037	689,238	737,377
Fannie Mae, Pool #889575, 6.00%, 6/1/2038	3,660,559	3,980,041
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	15,941,844	17,368,069
Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038	2,098,274	2,282,061
Fannie Mae, Pool #AD0258, 5.50%, 3/1/2039	4,686,953	5,014,307
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	1,513,874	1,641,608
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	478,224	522,618
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	322,501	352,438
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	266,330	291,220
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	467,811	511,237

24

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount/ Shares	Value

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	$ 245,865	$265,073
GNMA, Pool #286310, 9.00%, 2/15/2020	1,441	1,662
GNMA, Pool #263096, 9.50%, 3/15/2020	1,709	2,028
GNMA, Pool #288873, 9.50%, 8/15/2020	25	29

Total Mortgage-Backed Securities (Identified Cost $56,156,860)		56,231,168

Other Agencies - 15.94%
Fannie Mae, 3.00%, 9/16/2014	250,000	263,384
Fannie Mae, 2.625%, 11/20/2014	3,500,000	3,635,282
Fannie Mae, 4.375%, 10/15/2015	8,900,000	9,774,683
Fannie Mae, 1.625%, 10/26/2015	10,000,000	9,731,630
Fannie Mae, 6.25%, 5/15/2029	3,416,000	4,035,970
Fannie Mae, 7.25%, 5/15/2030	3,036,000	3,971,137
Fannie Mae, 6.625%, 11/15/2030	3,239,000	3,995,226
Federal Home Loan Bank, 1.50%, 1/16/2013	20,175,000	20,472,985
Freddie Mac, 1.375%, 1/9/2013	8,410,000	8,529,969
Freddie Mac, 2.875%, 2/9/2015	20,000,000	20,883,600
Freddie Mac, 4.75%, 11/17/2015	6,500,000	7,278,134
Freddie Mac, 5.125%, 11/17/2017	28,350,000	32,037,541
Freddie Mac, 3.75%, 3/27/2019	34,790,000	35,950,073
Freddie Mac, 6.75%, 3/15/2031	3,145,000	3,944,078
Freddie Mac, 6.25%, 7/15/2032	3,315,000	3,957,099

Total Other Agencies (Identified Cost $170,038,451)		168,460,791

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $226,195,311)		224,691,959

SHORT-TERM INVESTMENTS - 2.83%

Dreyfus Cash Management, Inc. - Institutional Shares[8], 0.14%, (Identified Cost $29,878,688)	29,878,688	29,878,688

TOTAL INVESTMENTS - 99.51% (Identified Cost $976,482,943)		1,051,858,787
OTHER ASSETS, LESS LIABILITIES - 0.49%		5,139,222

NET ASSETS - 100%		$1,056,998,009

25

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Moderate Term Series

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS OPEN AT JANUARY 31, 2011[9]:
Settlement Date	Contracts to Deliver	In Exchange For	Contracts At Value	Unrealized Depreciation
2/28/2011	EUR 925,000	$1,264,891	$1,266,037	$(1,146)

ADR - American Depository Receipt

EUR- Euro Currency

NVDR - Non-Voting Depository Receipt

*	Non-income producing security
**	Less than 0.01%
[1]	International Fair Value factor from pricing service was applied.
[2]	The Bank of New York Mellon Corp. is the Series’ custodian and serves as sub-accountant and sub-transfer agent to the Series.
[3]	Latest quoted sales price is not available and the latest quoted bid price was used to value the security.
[4]	The rate shown is a fixed rate as of January 31, 2011; the rate becomes floating in 2049.
[5]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be illiquid. This security amounts to $29,082,515, or 2.75%, of the Series’ net assets as of January 31, 2011.

[6]	The coupon rate is floating and is the stated rate as of January 31, 2011.
[7]	Security insured under the Federal Deposit Insurance Corporation Temporary Liquidity Guarantee Program.
[8]	Rate shown is the current yield as of January 31, 2011.
[9]	The counterparty for all forward foreign currency exchange contracts is the Bank of New York Mellon Corp.

Federal Tax Information:

On January 31, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$977,550,655
Unrealized appreciation	$87,373,346
Unrealized depreciation	(13,065,214)

Net unrealized appreciation	$74,308,132

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

26

Investment Portfolio - January 31, 2011 (unaudited)

The following is a summary of the valuation levels used for major security types as of January 31, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*	$457,213,094	$411,156,177	$46,056,917	$—
Preferred securities	2,886,288	—	2,886,288	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	251,265,152	—	251,265,152	—
States and political subdivisions (municipals)	—	—	—	—
Corporate debt	287,725,239	—	287,725,239	—
Convertible corporate debt	841,488	—	841,488	—
Asset backed securities	1,069,696	—	1,069,696	—
Commercial mortgage backed securities	8,715,125	—	8,715,125
Foreign government bonds	921,660	—	921,660	—
Mutual funds	41,221,045	41,221,045	—	—
Other financial instruments**:	—	—	—	—

Total assets:	1,051,858,787	452,377,222	599,481,565	—

Liabilities:
Other financial instruments**:
Forward foreign currency exchange contracts	(1,146)	—	(1,146)	—

Total liabilities:	(1,146)	—	(1,146)	—

Total	$1,051,857,641	$452,377,222	$599,480,419	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Level 3 Reconciliation	Commercial Mortgage-Backed Securities
Balance as of October 31, 2010 (market value)	$787,918
Accrued discounts/premiums	(216)
Realized gain (loss)	(34)
Change in unrealized appreciation (depreciation)	(28,843)
Purchases	203,687
Sales	(1,408)
Transfers in	—
Transfers out	(961,104)

Balance as of January 31, 2011 (market value)	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for industry classification and for securities where a latest quoted sales price is not available and the latest quoted bid price was used to value the security or foreign securities that had an International Fair Value factor applied from the pricing service was applied to value the security. Such securities are included in Level 2 in the table above.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no Level 3 securities held by the Series as of January 31, 2011.

27

Investment Portfolio - January 31, 2011 (unaudited)

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the three months ended January 31, 2011.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

28

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value

COMMON STOCKS - 56.98%

Consumer Discretionary - 5.43%
Auto Components - 0.07%
Cooper Tire & Rubber Co.	12,680	$289,865
Hankook Tire Co. Ltd. (South Korea)[1]	17,860	441,939

		731,804

Automobiles - 0.07%
Bayerische Motoren Werke AG (BMW) (Germany)[1]	3,480	267,080
Suzuki Motor Corp. (Japan)[1]	5,300	128,678
Yamaha Motor Co. Ltd. (Japan)*[1]	21,000	388,600

		784,358

Distributors - 0.03%
Inchcape plc (United Kingdom)*[1]	55,200	328,401

Hotels, Restaurants & Leisure - 0.08%
Accor S.A. (France)[1]	5,040	230,262
Club Mediterranee S.A. (France)*[1]	5,750	131,691
Hyatt Hotels Corp. - Class A*	2,280	110,785
Intercontinental Hotels Group plc (United Kingdom)[1]	5,410	114,089
Wendy’s - Arby’s Group, Inc. - Class A	55,420	267,679

		854,506

Household Durables - 0.17%
Corporacion Geo S.A.B. de C.V. - Class B (Mexico)*	63,860	218,622
DR Horton, Inc.	3,800	47,082
Lennar Corp. - Class A	11,650	225,544
LG Electronics, Inc. (South Korea)[1]	3,410	356,573
Rodobens Negocios Imobiliarios S.A. (Brazil)	61,940	625,735
SodaStream International Ltd. (Israel)*	3,800	163,362
Toll Brothers, Inc.*	2,360	47,766
Tupperware Brands Corp.	4,000	183,000

		1,867,684

Leisure Equipment & Products - 0.01%
Sankyo Co. Ltd. (Japan)[1]	1,400	77,699

Media - 3.95%
Gestevision Telecinco S.A. (Spain)[1]	52,000	654,148
Grupo Televisa S.A. - ADR (Mexico)*	17,800	428,268
Imax Corp. (Canada)*	21,750	556,583
Liberty Global, Inc. - Class A*	185,040	7,505,222
Mediaset S.p.A. (Italy)[1]	16,470	107,125
Reed Elsevier plc (United Kingdom)[1]	30,540	270,217
Reed Elsevier plc - ADR (United Kingdom)	7,379	262,914
Societe Television Francaise 1 (France)[1]	47,150	914,638
Time Warner, Inc.	494,310	15,546,050

1

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Media (continued)
Virgin Media, Inc. (United Kingdom)	196,000	$4,931,360
The Walt Disney Co.	289,440	11,250,533
Wolters Kluwer N.V. (Netherlands)[1]	9,795	224,271

		42,651,329

Multiline Retail - 0.07%
Marks & Spencer Group plc (United Kingdom)[1]	52,450	299,075
Nordstrom, Inc.	3,210	132,188
PPR (France)[1]	2,230	355,751

		787,014

Specialty Retail - 0.95%
Chico’s FAS, Inc.	16,900	184,548
Dick’s Sporting Goods, Inc.*	14,770	533,049
The Finish Line, Inc. - Class A	12,670	194,991
The Home Depot, Inc.	237,750	8,742,068
KOMERI Co. Ltd. (Japan)[1]	7,100	164,539
Lumber Liquidators Holdings, Inc.*	13,520	377,749

		10,196,944

Textiles, Apparel & Luxury Goods - 0.03%
Adidas AG (Germany)[1]	5,220	324,853
Skechers U.S.A., Inc. - Class A*	300	6,171

		331,024

Total Consumer Discretionary		58,610,763

Consumer Staples - 6.64%
Beverages - 1.20%
Anheuser-Busch InBev N.V. (Belgium)[1]	7,000	386,240
The Coca-Cola Co.	181,860	11,429,901
Diageo plc (United Kingdom)[1]	17,005	326,911
Heineken N.V. (Netherlands)[1]	10,280	517,483
Kirin Holdings Co. Ltd. (Japan)[1]	21,000	283,003

		12,943,538

Food & Staples Retailing - 1.69%
BJ’s Wholesale Club, Inc.*	5,010	220,139
Carrefour S.A. (France)[1]	29,020	1,418,737
Casino Guichard-Perrachon S.A. (France)[1]	3,380	330,051
Koninklijke Ahold N.V. (Netherlands)[1]	15,600	211,300
The Kroger Co.	349,000	7,468,600
Safeway, Inc.	348,690	7,214,396
SUPERVALU, Inc.	43,330	315,876

2

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value

COMMON STOCKS (continued)

Consumer Staples (continued)
Food & Staples Retailing (continued)
Tesco plc (United Kingdom)[1]	168,670	$1,087,257

		18,266,356

Food Products - 3.69%
Diamond Foods, Inc.	4,340	216,002
Flowers Foods, Inc.	14,880	375,422
General Mills, Inc.	119,350	4,150,993
Kellogg Co.	69,230	3,482,269
Kraft Foods, Inc. - Class A	341,710	10,446,075
Nestle S.A. (Switzerland)[1]	174,070	9,404,272
Sanderson Farms, Inc.	7,340	301,747
Suedzucker AG (Germany)[1]	7,300	195,240
Unilever plc - ADR (United Kingdom)	390,335	11,323,618

		39,895,638

Household Products - 0.04%
Reckitt Benckiser Group plc (United Kingdom)[1]	7,195	391,064

Personal Products - 0.02%
Beiersdorf AG (Germany)[1]	2,630	144,107
Kao Corp. (Japan)[1]	3,000	78,471

		222,578

Total Consumer Staples		71,719,174

Energy - 7.15%
Energy Equipment & Services - 4.73%
Baker Hughes, Inc.	248,560	17,028,846
Calfrac Well Services Ltd. (Canada)	22,540	765,327
Compagnie Generale de Geophysique - Veritas (CGG - Veritas) (France)*[1]	20,185	611,411
Dril-Quip, Inc.*	2,550	196,656
ION Geophysical Corp.*	24,000	228,240
Petroleum Geo-Services ASA (Norway)*[1]	21,000	311,578
Schlumberger Ltd.	170,390	15,163,006
Trican Well Service Ltd. (Canada)	50,350	1,103,190
Weatherford International Ltd. (Switzerland)*	662,300	15,709,756

		51,118,010

Oil, Gas & Consumable Fuels - 2.42%
Cameco Corp. (Canada)	11,000	456,170
Hess Corp.	274,280	23,072,434
Paladin Energy Ltd. (Australia)*	94,970	475,158
Repsol YPF S.A. (Spain)[1]	6,190	194,840
Royal Dutch Shell plc - Class B (Netherlands)[1]	9,249	322,285
Royal Dutch Shell plc - Class B - ADR (Netherlands)	9,190	648,538

3

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Talisman Energy, Inc. (Canada)	24,520	$561,730
Total S.A. (France)[1]	5,670	331,787

		26,062,942

Total Energy		77,180,952

Financials - 7.20%
Capital Markets - 3.60%
The Bank of New York Mellon Corp.[2]	384,090	11,995,131
The Charles Schwab Corp.	765,000	13,808,250
Credit Suisse Group AG - ADR (Switzerland)	3,190	142,625
Daiwa Securities Group, Inc. (Japan)[1]	6,000	29,687
Evercore Partners, Inc. - Class A	6,150	198,645
GAM Holding AG (Switzerland)*[1]	36,530	651,535
The Goldman Sachs Group, Inc.	2,310	377,962
Greenhill & Co., Inc.	2,140	148,559
Lazard Ltd. - Class A (Bermuda)	4,820	201,090
Northern Trust Corp.	6,620	344,108
State Street Corp.	234,750	10,967,520

		38,865,112

Commercial Banks - 0.46%
Banco Santander S.A. (Spain)[1]	33,110	405,404
Banco Santander S.A. - ADR (Spain)	41,850	512,244
Barclays plc - ADR (United Kingdom)	6,940	130,472
BNP Paribas (France)[1]	2,320	173,161
Credit Agricole S.A. (France)[1]	3,800	56,079
First Commonwealth Financial Corp.	122,500	787,675
First Financial Bancorp	28,300	478,270
HSBC Holdings plc (United Kingdom)[1]	40,950	446,478
HSBC Holdings plc - ADR (United Kingdom)	8,962	489,684
ICICI Bank Ltd. - ADR (India)	9,160	396,994
Societe Generale - ADR (France)[3]	12,410	160,585
Standard Chartered plc (United Kingdom)[1]	12,880	335,439
U.S. Bancorp	22,250	600,750

		4,973,235

Consumer Finance - 1.08%
American Express Co.	269,340	11,683,969

Diversified Financial Services - 0.27%
Bank of America Corp.	30,390	417,255
Deutsche Boerse AG (Germany)[1]	11,140	844,328
ING Groep N.V. (Netherlands)*[1]	4,650	52,951
JPMorgan Chase & Co.	17,065	766,901

4

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value

COMMON STOCKS (continued)

Financials (continued)
Diversified Financial Services (continued)
Moody’s Corp	28,320	$831,758

		2,913,193

Insurance - 0.60%
Allianz SE (Germany)[1]	12,520	1,740,372
The Allstate Corp.	16,100	501,354
Amil Participacoes S.A. (Brazil)	40,950	395,264
AXA S.A. (France)[1]	4,550	96,295
Brown & Brown, Inc.	21,570	534,073
Mapfre S.A. (Spain)[1]	99,000	336,530
Muenchener Rueckversicherungs AG (MunichRe) (Germany)[1]	3,955	619,974
The Progressive Corp.	33,500	663,635
Willis Group Holdings plc (United Kingdom)	21,475	807,031
Zurich Financial Services AG (Switzerland)[1]	2,910	795,641

		6,490,169

Real Estate Investment Trusts (REITS) - 1.02%
Alexandria Real Estate Equities, Inc.	3,650	281,196
Alstria Office REIT AG (Germany)[1]	30,620	431,811
American Campus Communities, Inc.	13,440	434,650
Apartment Investment & Management Co. - Class A	14,030	358,607
Associated Estates Realty Corp.	6,030	89,304
AvalonBay Communities, Inc.	2,810	325,763
BioMed Realty Trust, Inc.	25,090	447,857
Boston Properties, Inc.	5,250	495,443
British Land Co. plc (United Kingdom)[1]	11,340	94,057
Camden Property Trust	5,380	298,213
Cogdell Spencer, Inc.	44,240	267,652
Corporate Office Properties Trust	26,930	984,292
DiamondRock Hospitality Co.*	7,400	89,762
Digital Realty Trust, Inc.	9,520	517,888
DuPont Fabros Technology, Inc.	19,140	438,689
Education Realty Trust, Inc.	7,000	54,600
Equity Lifestyle Properties, Inc.	4,240	241,171
Equity One, Inc.	5,040	93,996
Equity Residential	5,270	285,581
General Growth Properties, Inc.*	6,080	90,045
HCP, Inc.	6,890	255,550
Health Care REIT, Inc.	4,350	213,498
Healthcare Realty Trust, Inc.	8,260	173,460
Home Properties, Inc.	7,950	442,656
Host Hotels & Resorts, Inc.	19,494	360,834
Land Securities Group plc (United Kingdom)[1]	9,500	102,641

5

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value

COMMON STOCKS (continued)

Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
LaSalle Hotel Properties	8,535	$237,017
Lexington Realty Trust	11,180	94,695
Mack-Cali Realty Corp.	3,020	105,760
Mid-America Apartment Communities, Inc.	5,683	362,291
Morguard Real Estate Investment Trust (Canada)	6,880	100,656
National Health Investors, Inc.	1,960	89,631
National Retail Properties, Inc.	7,710	191,594
Omega Healthcare Investors, Inc.	12,490	278,277
Pebblebrook Hotel Trust	13,740	282,494
Public Storage	2,580	281,168
Realty Income Corp.	6,000	209,760
Simon Property Group, Inc.	2,866	290,756
Sovran Self Storage, Inc.	3,330	128,005
Tanger Factory Outlet Centers	8,360	218,280
UDR, Inc.	12,910	303,127

		11,042,727

Real Estate Management & Development - 0.02%
CB Richard Ellis Group, Inc. - Class A*	5,210	115,610
Renhe Commercial Holdings Co. Ltd. (China)[1]	211,000	35,291
Thomas Properties Group, Inc.*	12,980	49,324

		200,225

Thrifts & Mortgage Finance - 0.15%
Aareal Bank AG (Germany)*[1]	11,235	347,270
First Niagara Financial Group, Inc.	57,350	796,018
Hudson City Bancorp, Inc.	12,000	131,760
People’s United Financial, Inc.	25,820	333,336

		1,608,384

Total Financials		77,777,014

Health Care - 6.24%
Biotechnology - 0.40%
Amgen, Inc.*	16,630	915,980
Basilea Pharmaceutica AG (Switzerland)*[1]	9,140	704,918
Cepheid, Inc.*	19,030	452,153
Momenta Pharmaceuticals, Inc.*	39,000	498,810
Swedish Orphan Biovitrum AB (Sweden)*[1]	116,000	663,543
United Therapeutics Corp.*	15,000	1,019,700

		4,255,104

Health Care Equipment & Supplies - 3.88%
Abaxis, Inc.*	25,780	679,303

6

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies (continued)
Alere, Inc.*	60,800	$2,381,536
Becton, Dickinson and Co.	200,960	16,669,632
Boston Scientific Corp.*	1,050,200	7,330,396
Cochlear Ltd. (Australia)[1]	21,680	1,667,688
Conceptus, Inc.*	46,290	625,146
Covidien plc (Ireland)	34,780	1,651,007
DexCom, Inc.*	106,455	1,501,548
Gen-Probe, Inc.*	29,300	1,842,677
Hogy Medical Co. Ltd. (Japan)[1]	13,100	598,535
Hologic, Inc.*	33,550	668,316
Insulet Corp.*	65,670	1,118,360
Mindray Medical International Ltd. - ADR (China)	3,740	97,838
Quidel Corp.*	33,700	457,646
Sirona Dental Systems, Inc.*	16,780	735,132
Straumann Holding AG (Switzerland)[1]	6,615	1,621,146
Zoll Medical Corp.*	54,360	2,247,786

		41,893,692

Health Care Providers & Services - 0.61%
Bio-Reference Laboratories, Inc.*	33,410	771,437
Bumrungrad Hospital Public Co. Ltd. - NVDR (Thailand)[1]	125,000	132,593
China Cord Blood Corp. (Hong Kong)*	105,000	350,700
Cross Country Healthcare, Inc.*	108,330	779,976
Diagnosticos da America S.A. (Brazil)	144,130	1,750,882
Odontoprev S.A. (Brazil)	53,210	718,213
Sonic Healthcare Ltd. (Australia)[1]	177,490	2,112,087

		6,615,888

Health Care Technology - 0.57%
Allscripts Healthcare Solutions, Inc.*	31,520	665,387
Cerner Corp.*	55,423	5,478,564

		6,143,951

Life Sciences Tools & Services - 0.41%
Caliper Life Sciences, Inc.*	178,184	1,147,505
Lonza Group AG (Switzerland)[1]	11,180	881,214
Sequenom, Inc.*	186,250	1,275,813
WuXi PharmaTech (Cayman), Inc. - ADR (China)*	65,550	1,118,283

		4,422,815

Pharmaceuticals - 0.37%
AstraZeneca plc (United Kingdom)[1]	2,540	123,834
AstraZeneca plc - ADR (United Kingdom)	3,795	185,575
Bayer AG (Germany)[1]	13,685	1,010,493

7

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
GlaxoSmithKline plc (United Kingdom)[1]	16,925	$305,603
Sanofi-Aventis S.A. (France)[1]	2,170	148,304
Santen Pharmaceutical Co. Ltd. (Japan)[1]	4,800	172,036
Shire plc (Ireland)[1]	21,165	558,443
Takeda Pharmaceutical Co. Ltd. (Japan)[1]	3,000	144,602
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	8,260	451,409
UCB S.A. (Belgium)[1]	26,170	936,459

		4,036,758

Total Health Care		67,368,208

Industrials - 5.88%
Aerospace & Defense - 0.96%
The Boeing Co.	145,160	10,085,717
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	8,120	267,960

		10,353,677

Air Freight & Logistics - 2.19%
Atlas Air Worldwide Holdings, Inc.*	5,440	276,406
FedEx Corp.	116,730	10,543,054
TNT N.V. (Netherlands)[1]	31,330	846,689
United Parcel Service, Inc. - Class B	167,165	11,972,357

		23,638,506

Airlines - 1.06%
Copa Holdings S.A. - Class A (Panama)	4,590	258,187
Deutsche Lufthansa AG (Germany)*[1]	19,235	404,154
Ryanair Holdings plc - ADR (Ireland)	21,190	647,566
Southwest Airlines Co.	823,510	9,758,594
US Airways Group, Inc.*	42,200	418,624

		11,487,125

Commercial Services & Supplies - 0.14%
Tomra Systems ASA (Norway)[1]	225,630	1,473,274

Construction & Engineering - 0.03%
MYR Group, Inc.*	13,730	301,923

Electrical Equipment - 0.18%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)*	40,520	959,108
Alstom S.A. (France)[1]	11,070	617,809
American Superconductor Corp.*	3,800	103,626
Nexans S.A. (France)[1]	2,200	176,492
Prysmian S.p.A. (Italy)[1]	7,200	145,394

		2,002,429

8

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value

COMMON STOCKS (continued)

Industrials (continued)
Industrial Conglomerates - 0.15%
Siemens AG (Germany)[1]	12,280	$1,574,217

Machinery - 0.81%
ArvinMeritor, Inc.*	10,550	230,623
Astec Industries, Inc.*	7,520	226,352
FANUC Corp. (Japan)[1]	7,000	1,107,743
Flowserve Corp.	47,880	5,984,521
Lindsay Corp.	4,220	274,638
Titan International, Inc.	20,920	397,480
Wabash National Corp.*	33,330	378,629
Westport Innovations, Inc. (Canada)*	9,690	152,811

		8,752,797

Marine - 0.02%
D/S Norden (Denmark)[1]	5,700	193,498

Road & Rail - 0.29%
All America Latina Logistica S.A. (Brazil)	105,440	890,606
Canadian National Railway Co. (Canada)	1,650	112,035
Heartland Express, Inc.	20,200	323,705
Knight Transportation, Inc.	17,100	325,926
Norfolk Southern Corp.	17,270	1,056,751
RailAmerica, Inc.*	36,120	450,416

		3,159,439

Transportation Infrastructure - 0.05%
Groupe Eurotunnel S.A. (France)[1]	9,500	92,309
Malaysia Airports Holdings Berhad (Malaysia)[1]	209,870	420,220

		512,529

Total Industrials		63,449,414

Information Technology - 15.03%
Communications Equipment - 3.87%
Alcatel-Lucent - ADR (France)*	310,710	1,028,450
Cisco Systems, Inc.*	774,560	16,381,944
Infinera Corp.*	124,470	912,987
Juniper Networks, Inc.*	197,900	7,346,048
QUALCOMM, Inc.	281,000	15,210,530
Riverbed Technology, Inc.*	24,480	878,098

		41,758,057

Computers & Peripherals - 1.18%
Apple, Inc.*	1,450	492,014
EMC Corp.*	484,360	12,055,720

9

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value

COMMON STOCKS (continued)

Information Technology (continued)
Computers & Peripherals (continued)
Immersion Corp.*	31,440	$185,810

		12,733,544

Electronic Equipment, Instruments & Components - 0.36%
Amphenol Corp. - Class A	60,930	3,371,866
Hitachi Ltd. (Japan)[1]	70,000	382,965
Keyence Corp. (Japan)[1]	563	149,780

		3,904,611

Internet Software & Services - 2.36%
comScore, Inc.*	29,150	698,434
Google, Inc. - Class A*	39,240	23,558,126
VistaPrint N.V. (Netherlands)*	24,930	1,262,455

		25,519,015

IT Services - 4.89%
Accenture plc - Class A (Ireland)	22,530	1,159,619
Amadeus IT Holding S.A. - Class A (Spain)*[1]	28,020	589,165
Amdocs Ltd. (Guernsey)*	65,560	1,910,418
Automatic Data Processing, Inc.	242,194	11,601,093
Cap Gemini S.A. (France)[1]	17,090	859,762
Cielo S.A. (Brazil)	76,090	564,644
MasterCard, Inc. - Class A	47,890	11,326,464
Redecard S.A. (Brazil)	44,820	553,881
Visa, Inc. - Class A	161,090	11,252,137
The Western Union Co.	641,240	13,004,347

		52,821,530

Semiconductors & Semiconductor Equipment - 0.37%
Advantest Corp. (Japan)[1]	51,600	1,057,563
Infineon Technologies AG (Germany)[1]	79,000	836,867
Sumco Corp. (Japan)*[1]	61,500	939,860
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	27,422	358,406
Tokyo Electron Ltd. (Japan)[1]	12,000	784,491

		3,977,187

Software - 2.00%
Adobe Systems, Inc.*	5,750	190,038
Autodesk, Inc.*	265,455	10,798,709
DemandTec, Inc.*	31,200	375,960
Electronic Arts, Inc.*	468,890	7,309,995
Fortinet, Inc.*	26,930	1,035,459
Misys plc (United Kingdom)*[1]	45,530	247,502
SAP AG (Germany)[1]	7,670	443,730

10

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value

COMMON STOCKS (continued)

Information Technology (continued)
Software (continued)
SolarWinds, Inc.*	55,000	$1,039,500
Square Enix Holdings Co. Ltd. (Japan)[1]	11,600	202,301

		21,643,194

Total Information Technology		162,357,138

Materials - 3.14%
Chemicals - 2.12%
Arkema S.A. (France)[1]	67	4,659
BASF SE (Germany)[1]	5,500	423,412
Calgon Carbon Corp.*	22,965	327,481
Flotek Industries, Inc.*	23,530	165,651
Johnson Matthey plc (United Kingdom)[1]	7,530	232,170
Monsanto Co.	285,080	20,919,170
The Scotts Miracle-Gro Co. - Class A	2,670	137,959
Shin-Etsu Chemical Co. Ltd. (Japan)[1]	11,900	669,989

		22,880,491

Construction Materials - 0.55%
CRH plc (Ireland)[1]	23,130	498,222
Eagle Materials, Inc.	16,510	478,790
Martin Marietta Materials, Inc.	30,070	2,510,845
Vulcan Materials Co.	59,160	2,517,850

		6,005,707

Containers & Packaging - 0.46%
Owens-Illinois, Inc.*	169,620	5,002,094

Paper & Forest Products - 0.01%
Norbord, Inc. (Canada)*	4,854	72,372

Total Materials		33,960,664

Telecommunication Services - 0.12%
Diversified Telecommunication Services - 0.07%
France Telecom S.A. (France)[1]	15,090	329,115
Swisscom AG - ADR (Switzerland)[3]	9,800	432,964

		762,079

Wireless Telecommunication Services - 0.05%
SK Telecom Co. Ltd. - ADR (South Korea)	31,600	546,680

Total Telecommunication Services		1,308,759

Utilities - 0.15%
Electric Utilities - 0.06%
Brookfield Infrastructure Partners LP - ADR (Bermuda)	4,838	105,081

11

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value

COMMON STOCKS (continued)

Utilities (continued)
Electric Utilities (continued)
E.ON AG (Germany)[1]	17,750	$592,178

		697,259

Independent Power Producers & Energy Traders - 0.03%
GenOn Energy, Inc.*	67,115	277,856

Multi-Utilities - 0.03%
GDF Suez (France)[1]	4,147	164,262
National Grid plc (United Kingdom)[1]	22,535	199,856

		364,118

Water Utilities - 0.03%
Cia de Saneamento de Minas Gerais - Copasa MG (Brazil)	19,030	312,229

Total Utilities		1,651,462

TOTAL COMMON STOCKS
(Identified Cost $523,236,194)		615,383,548

PREFERRED STOCKS - 0.32%

Consumer Staples - 0.02%
Household Products - 0.02%
Henkel AG & Co. KGaA (Germany)[1], 1.19%	3,800	231,206

Financials - 0.30%
Commercial Banks - 0.13%
PNC Financial Services Group, Inc., Series K4, 8.25%	480,000	511,087
Wells Fargo & Co., Series K4, 7.98%	795,000	850,650

		1,361,737

Diversified Financial Services - 0.17%
Bank of America Corp., Series K4, 8.00%	845,000	875,986
JPMorgan Chase & Co., Series 1[4], 7.90%	890,000	959,269

		1,835,255

Total Financials		3,196,992

TOTAL PREFERRED STOCKS
(Identified Cost $3,024,275)		3,428,198

WARRANTS - 0.00%**

Health Care - 0.00%**
Life Sciences Tools & Services - 0.00%**
Caliper Life Sciences, Inc., 8/10/2011*
(Identified Cost $5,289)	8,377	4,859

12

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value

CORPORATE BONDS - 19.00%

Convertible Corporate Bonds - 0.12%
Health Care - 0.07%
Biotechnology - 0.06%
Amgen, Inc., 0.375%, 2/1/2013	$ 635,000	$637,381

Health Care Equipment & Supplies - 0.01%
Medtronic, Inc., 1.625%, 4/15/2013	140,000	142,625

Total Health Care		780,006

Information Technology - 0.05%
Computers & Peripherals - 0.05%
EMC Corp., 1.75%, 12/1/2013	335,000	542,700

Total Convertible Corporate Bonds
(Identified Cost $1,177,004)		1,322,706

Non-Convertible Corporate Bonds - 18.88%
Consumer Discretionary - 2.71%
Hotels, Restaurants & Leisure - 0.57%
Cedar Fair LP - Canada’s Wonderland Co. - Magnum Management Corp.[5], 9.125%, 8/1/2018	250,000	269,375
International Game Technology, 7.50%, 6/15/2019	1,150,000	1,316,582
McDonald’s Corp., 5.80%, 10/15/2017	620,000	716,525
McDonald’s Corp., 6.30%, 10/15/2037	690,000	791,162
Scientific Games International, Inc.[5], 7.875%, 6/15/2016	370,000	381,100
Wendy’s - Arby’s Restaurants LLC, 10.00%, 7/15/2016	560,000	623,000
Wyndham Worldwide Corp., 9.875%, 5/1/2014	230,000	269,147
Wyndham Worldwide Corp., 6.00%, 12/1/2016	795,000	837,280
Yum! Brands, Inc., 3.875%, 11/1/2020	980,000	938,714

		6,142,885

Household Durables - 0.12%
Fortune Brands, Inc., 5.375%, 1/15/2016	1,265,000	1,309,625

Media - 1.23%
Cablevision Systems Corp., 8.625%, 9/15/2017	1,005,000	1,123,088
Columbus International, Inc. (Barbados)[5], 11.50%, 11/20/2014	295,000	332,613
Comcast Corp., 6.50%, 11/15/2035	2,315,000	2,449,147
Comcast Corp., 6.95%, 8/15/2037	1,310,000	1,445,288
DIRECTV Holdings LLC, 5.20%, 3/15/2020	1,330,000	1,374,792
Discovery Communications LLC, 5.05%, 6/1/2020	1,350,000	1,421,743
Interactive Data Corp.[5], 10.25%, 8/1/2018	360,000	398,700
MDC Partners, Inc. (Canada), 11.00%, 11/1/2016	135,000	148,500
Sirius XM Radio, Inc.[5], 9.75%, 9/1/2015	470,000	529,925
Time Warner, Inc., 7.625%, 4/15/2031	1,160,000	1,371,988

13

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Media (continued)
Unitymedia Hessen GmbH & Co. KG - Unitymedia NRW GmbH (Germany)[5], 8.125%, 12/1/2017	$ 175,000	$189,000
Unitymedia Hessen GmbH & Co. KG - Unitymedia NRW GmbH (Germany)[5], 8.125%, 12/1/2017	EUR 195,000	288,343
UPC Holding B.V. (Netherlands)[5], 9.875%, 4/15/2018	$ 710,000	786,325
Virgin Media Finance plc (United Kingdom), 8.375%, 10/15/2019	105,000	116,287
Virgin Media Finance plc, Series 1 (United Kingdom), 9.50%, 8/15/2016	370,000	420,413
The Walt Disney Co., Series B, 7.00%, 3/1/2032	380,000	458,571
XM Satellite Radio, Inc.[5], 7.625%, 11/1/2018	425,000	440,937

		13,295,660

Multiline Retail - 0.09%
Target Corp., 6.00%, 1/15/2018	845,000	977,490

Specialty Retail - 0.60%
AutoZone, Inc., 4.00%, 11/15/2020	2,000,000	1,871,664
DirectBuy Holdings, Inc.[5], 12.00%, 2/1/2017	675,000	619,313
The Home Depot, Inc., 5.40%, 3/1/2016	1,220,000	1,368,469
Lowe’s Companies, Inc., 6.10%, 9/15/2017	850,000	982,997
Rent-A-Center, Inc.[5], 6.625%, 11/15/2020	1,030,000	1,014,550
Toys R Us Property Co., LLC, 8.50%, 12/1/2017	595,000	648,550

		6,505,543

Textiles, Apparel & Luxury Goods - 0.10%
VF Corp., 5.95%, 11/1/2017	880,000	1,005,882

Total Consumer Discretionary		29,237,085

Consumer Staples - 0.60%
Beverages - 0.27%
CEDC Finance Corp. International, Inc.[5], 9.125%, 12/1/2016	600,000	645,000
Constellation Brands, Inc., 8.375%, 12/15/2014	590,000	651,950
Constellation Brands, Inc., 7.25%, 9/1/2016	660,000	702,075
PepsiCo, Inc., 5.00%, 6/1/2018	620,000	678,976
PepsiCo, Inc., 7.90%, 11/1/2018	163,000	207,606

		2,885,607

Food & Staples Retailing - 0.06%
The Kroger Co., 6.75%, 4/15/2012	605,000	643,064

Food Products - 0.18%
General Mills, Inc., 5.65%, 2/15/2019	880,000	978,269
Kraft Foods, Inc., 6.125%, 2/1/2018	895,000	1,015,757

		1,994,026

14

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Personal Products - 0.09%
Revlon Consumer Products Corp., 9.75%, 11/15/2015	$ 940,000	$998,750

Total Consumer Staples		6,521,447

Energy - 1.80%
Energy Equipment & Services - 0.60%
Baker Hughes, Inc., 7.50%, 11/15/2018	725,000	906,364
Calfrac Holdings LP5, 7.50%, 12/1/2020	675,000	693,563
Cie Generale de Geophysique - Veritas (France), 7.75%, 5/15/2017	655,000	689,388
Complete Production Services, Inc., 8.00%, 12/15/2016	430,000	452,575
Hornbeck Offshore Services, Inc., 8.00%, 9/1/2017	90,000	92,363
Hornbeck Offshore Services, Inc., Series B, 6.125%, 12/1/2014	400,000	396,000
Key Energy Services, Inc., 8.375%, 12/1/2014	325,000	346,125
Schlumberger Oilfield plc (United Kingdom)[5], 4.20%, 1/15/2021	400,000	402,258
Thermon Industries, Inc., 9.50%, 5/1/2017	465,000	499,875
Trinidad Drilling Ltd. (Canada)[5], 7.875%, 1/15/2019	665,000	688,275
Weatherford International Ltd. (Switzerland), 9.625%, 3/1/2019	1,045,000	1,362,084

		6,528,870

Oil, Gas & Consumable Fuels - 1.20%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	1,690,000	1,853,609
Anadarko Petroleum Corp., 8.70%, 3/15/2019	580,000	710,382
Apache Corp., 6.90%, 9/15/2018	600,000	726,418
Aquilex Holdings LLC - Aquilex Finance Corp., 11.125%, 12/15/2016	245,000	252,962
Arch Coal, Inc., 8.75%, 8/1/2016	185,000	204,887
Arch Western Finance LLC, 6.75%, 7/1/2013	265,000	267,650
Chaparral Energy, Inc., 8.875%, 2/1/2017	550,000	574,750
Chesapeake Energy Corp., 9.50%, 2/15/2015	855,000	1,000,350
Coffeyville Resources LLC - Coffeyville Finance, Inc.[5], 9.00%, 4/1/2015	203,000	221,270
Coffeyville Resources LLC - Coffeyville Finance, Inc.[5], 10.875%, 4/1/2017	215,000	239,187
Crosstex Energy LP - Crosstex Energy Finance Corp., 8.875%, 2/15/2018	855,000	925,538
Hess Corp., 5.60%, 2/15/2041	1,670,000	1,636,668
Linn Energy LLC - Linn Energy Finance Corp.[5], 7.75%, 2/1/2021	555,000	579,975
MarkWest Energy Partners LP - MarkWest Energy Finance Corp., 6.75%, 11/1/2020	625,000	637,500
Martin Midstream Partners LP - Martin Midstream Finance Corp., 8.875%, 4/1/2018	460,000	478,400
Niska Gas Storage US LLC - Niska Gas Storage Canada ULC[5], 8.875%, 3/15/2018	320,000	348,800
Shell International Finance B.V. (Netherlands), 4.30%, 9/22/2019	910,000	945,234
Targa Resources Partners LP - Targa Resources Partners Finance Corp., 8.25%, 7/1/2016	465,000	497,550
Tesoro Corp., 9.75%, 6/1/2019	650,000	731,250

15

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Whiting Petroleum Corp., 7.00%, 2/1/2014	$ 125,000	$132,500

		12,964,880

Total Energy		19,493,750

Financials - 6.60%
Capital Markets - 2.13%
Goldman Sachs Capital I, 6.345%, 2/15/2034	1,020,000	974,319
Goldman Sachs Capital II6, 5.793%, 12/29/2049	2,005,000	1,691,719
The Goldman Sachs Group, Inc.[7], 3.25%, 6/15/2012	9,123,000	9,466,773
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	885,000	964,032
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	3,020,000	3,108,444
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	1,375,000	1,247,569
Morgan Stanley, 5.55%, 4/27/2017	2,425,000	2,523,217
Morgan Stanley, 5.50%, 1/26/2020	3,000,000	2,993,895

		22,969,968

Commercial Banks - 1.09%
Household Finance Co., 6.375%, 11/27/2012	1,225,000	1,325,133
HSBC Finance Corp., 7.00%, 5/15/2012	700,000	749,706
KeyBank National Association, 5.45%, 3/3/2016	1,310,000	1,383,116
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	1,830,000	2,076,410
National City Corp., 6.875%, 5/15/2019	1,465,000	1,654,445
PNC Bank National Association, 5.25%, 1/15/2017	1,035,000	1,108,149
U.S. Bank National Association, 6.375%, 8/1/2011	575,000	591,781
U.S. Bank National Association, 6.30%, 2/4/2014	555,000	618,980
USB Capital XIII Trust, 6.625%, 12/15/2039	540,000	561,681
Wachovia Corp., 5.25%, 8/1/2014	1,270,000	1,372,462
Wilmington Trust Corp., 8.50%, 4/2/2018	280,000	325,718

		11,767,581

Consumer Finance - 0.53%
American Express Co., 8.125%, 5/20/2019	3,130,000	3,882,364
American Express Co.[6], 6.80%, 9/1/2066	930,000	931,163
Credit Acceptance Corp.[5], 9.125%, 2/1/2017	880,000	946,000

		5,759,527

Diversified Financial Services - 1.43%
Bank of America Corp., 5.75%, 8/15/2016	685,000	727,415
Bank of America Corp., 7.625%, 6/1/2019	3,355,000	3,868,714
Citigroup Funding, Inc.[7], 1.875%, 10/22/2012	3,892,000	3,973,985
Citigroup, Inc., 8.50%, 5/22/2019	2,445,000	2,992,824
JPMorgan Chase & Co., 6.30%, 4/23/2019	860,000	969,745

16

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services (continued)
JPMorgan Chase & Co., 4.95%, 3/25/2020	$ 2,850,000	$2,899,866

		15,432,549

Insurance - 0.25%
American International Group, Inc., 4.25%, 5/15/2013	1,245,000	1,294,994
Fidelity National Financial, Inc., 6.60%, 5/15/2017	530,000	530,271
Hartford Financial Services Group, Inc.[6] , 8.125%, 6/15/2038	820,000	891,750

		2,717,015

Real Estate Investment Trusts (REITS) - 1.11%
AvalonBay Communities, Inc., 6.10%, 3/15/2020	1,235,000	1,389,508
Boston Properties LP, 5.875%, 10/15/2019	1,255,000	1,372,297
Camden Property Trust, 5.70%, 5/15/2017	980,000	1,080,834
DuPont Fabros Technology LP, 8.50%, 12/15/2017	785,000	849,763
Felcor Lodging LP, 10.00%, 10/1/2014	580,000	656,850
HCP, Inc., 6.70%, 1/30/2018	1,270,000	1,416,737
Health Care REIT, Inc., 6.20%, 6/1/2016	1,240,000	1,375,508
Host Hotels & Resorts LP, 6.875%, 11/1/2014	295,000	304,587
Host Hotels & Resorts LP, 6.375%, 3/15/2015	160,000	163,200
Mack-Cali Realty LP, 7.75%, 8/15/2019	755,000	873,341
National Retail Properties, Inc., 6.875%, 10/15/2017	650,000	700,577
Omega Healthcare Investors, Inc., 7.50%, 2/15/2020	425,000	448,375
Simon Property Group LP, 10.35%, 4/1/2019	1,035,000	1,413,927

		12,045,504

Real Estate Management & Development - 0.06%
CB Richard Ellis Services, Inc.[5], 6.625%, 10/15/2020	600,000	600,000

Total Financials		71,292,144

Health Care - 0.93%
Health Care Equipment & Supplies - 0.41%
Alere, Inc., 7.875%, 2/1/2016	395,000	407,344
Alere, Inc., 9.00%, 5/15/2016	904,000	952,590
Becton Dickinson and Co., 6.00%, 5/15/2039	885,000	975,181
CR Bard, Inc., 4.40%, 1/15/2021	925,000	936,250
Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/2011	245,000	248,675
Fresenius US Finance II, Inc.[5], 9.00%, 7/15/2015	760,000	873,050

		4,393,090

Health Care Providers & Services - 0.22%
BioScrip, Inc., 10.25%, 10/1/2015	430,000	455,800
HCA, Inc., 7.875%, 2/15/2020	615,000	672,656
Health Management Associates, Inc., 6.125%, 4/15/2016	670,000	680,050

17

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Health Care Providers & Services (continued)
LifePoint Hospitals, Inc.[5], 6.625%, 10/1/2020	$ 555,000	$561,244

		2,369,750

Life Sciences Tools & Services - 0.04%
PharmaNet Development Group, Inc.[5], 10.875%, 4/15/2017	455,000	482,300

Pharmaceuticals - 0.26%
Johnson & Johnson, 5.95%, 8/15/2037	565,000	637,078
Novartis Securities Investment Ltd. (Bermuda), 5.125%, 2/10/2019	1,245,000	1,364,415
Wyeth, 6.50%, 2/1/2034	700,000	804,759

		2,806,252

Total Health Care		10,051,392

Industrials - 2.78%
Aerospace & Defense - 0.20%
The Boeing Co., 6.00%, 3/15/2019	980,000	1,127,109
GeoEye, Inc., 9.625%, 10/1/2015	250,000	282,500
Honeywell International, Inc., 5.30%, 3/1/2018	660,000	736,569

		2,146,178

Air Freight & Logistics - 0.23%
Aguila 3 S.A. (Luxembourg)[5], 7.875%, 1/31/2018	720,000	734,400
FedEx Corp., 8.00%, 1/15/2019	785,000	963,756
United Parcel Service, Inc., 6.20%, 1/15/2038	645,000	731,797

		2,429,953

Airlines - 0.37%
Continental Airlines, Inc.[5], 6.75%, 9/15/2015	565,000	587,600
Delta Air Lines Pass-Through Trust, Series 2001-1, Class A2, 7.111%, 9/18/2011	340,000	350,200
Delta Air Lines Pass-Through Trust, Series 2007-1, Class A, 6.821%, 8/10/2022	329,086	351,299
Southwest Airlines Co., 5.25%, 10/1/2014	945,000	1,014,351
Southwest Airlines Co., 5.75%, 12/15/2016	1,580,000	1,719,990

		4,023,440

Building Products - 0.15%
Building Materials Corp. of America[5], 6.875%, 8/15/2018	340,000	345,100
Building Materials Corp. of America[5], 7.50%, 3/15/2020	215,000	221,450
Owens Corning, 9.00%, 6/15/2019	905,000	1,068,370

		1,634,920

Commercial Services & Supplies - 0.23%
ACCO Brands Corp., 10.625%, 3/15/2015	250,000	282,500

18

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Commercial Services & Supplies (continued)
Clean Harbors, Inc., 7.625%, 8/15/2016	$ 414,000	$438,840
Garda World Security Corp. (Canada)[5], 9.75%, 3/15/2017	425,000	455,813
Waste Management, Inc., 7.375%, 3/11/2019	1,110,000	1,334,707

		2,511,860

Industrial Conglomerates - 0.74%
GE Capital Trust I6, 6.375%, 11/15/2067	895,000	903,950
General Electric Capital Corp., 5.625%, 5/1/2018	460,000	498,654
General Electric Capital Corp., 5.50%, 1/8/2020	2,785,000	2,963,819
General Electric Capital Corp., Series A, 6.75%, 3/15/2032	1,545,000	1,690,400
General Electric Co., 5.25%, 12/6/2017	765,000	828,486
Textron, Inc., 7.25%, 10/1/2019	940,000	1,084,734

		7,970,043

Machinery - 0.32%
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	815,000	992,010
John Deere Capital Corp., 5.50%, 4/13/2017	275,000	309,690
John Deere Capital Corp., 5.75%, 9/10/2018	1,295,000	1,471,853
Uncle Acquisition 2010 Corp.[5], 8.625%, 2/15/2019	635,000	661,988

		3,435,541

Marine - 0.10%
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc. (Marshall Island), 8.875%, 11/1/2017	805,000	869,400
United Maritime Group LLC - United Maritime Group Finance Corp., 11.75%, 6/15/2015	245,000	245,000

		1,114,400

Road & Rail - 0.44%
CSX Corp., 6.00%, 10/1/2036	1,605,000	1,649,606
JB Hunt Transport Services, Inc., 3.375%, 9/15/2015	2,300,000	2,301,410
Union Pacific Corp., 5.65%, 5/1/2017	700,000	790,670

		4,741,686

Total Industrials		30,008,021

Information Technology - 0.86%
Communications Equipment - 0.25%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029	540,000	429,300
Cisco Systems, Inc., 5.90%, 2/15/2039	1,045,000	1,112,148
Hughes Network Systems LLC - HNS Finance Corp., 9.50%, 4/15/2014	650,000	671,125
Nokia Corp. (Finland), 5.375%, 5/15/2019	460,000	487,543

		2,700,116

19

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Computers & Peripherals - 0.12%
International Business Machines Corp., 5.60%, 11/30/2039	$ 1,271,000	$1,344,436

Electronic Equipment, Instruments & Components - 0.11%
Corning, Inc., 6.625%, 5/15/2019	1,000,000	1,151,474

IT Services - 0.13%
The Western Union Co., 5.253%, 4/1/2020	1,350,000	1,386,750

Semiconductors & Semiconductor Equipment - 0.10%
Advanced Micro Devices, Inc., 8.125%, 12/15/2017	300,000	314,250
Advanced Micro Devices, Inc., 7.75%, 8/1/2020	240,000	246,000
MagnaChip Semiconductor S.A. - MagnaChip Semiconductor Finance Co., 10.50%, 4/15/2018	455,000	494,813

		1,055,063

Software - 0.15%
Microsoft Corp., 5.20%, 6/1/2039	690,000	695,061
Oracle Corp., 5.00%, 7/8/2019	865,000	937,307

		1,632,368

Total Information Technology		9,270,207

Materials - 1.54%
Chemicals - 0.20%
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	855,000	979,852
Ferro Corp., 7.875%, 8/15/2018	555,000	591,769
Rhodia S.A. (France)[5], 6.875%, 9/15/2020	570,000	581,400

		2,153,021

Containers & Packaging - 0.05%
Reynolds Group Issuer, Inc. - Reynolds Group Issuer LLC[5], 8.50%, 5/15/2018	480,000	500,400

Metals & Mining - 0.66%
Alcoa, Inc., 5.72%, 2/23/2019	3,122,000	3,246,365
Alcoa, Inc., 5.87%, 2/23/2022	1,280,000	1,301,816
Allegheny Technologies, Inc., 5.95%, 1/15/2021	915,000	956,155
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	830,000	982,849
Steel Dynamics, Inc., 7.75%, 4/15/2016	610,000	648,887

		7,136,072

Paper & Forest Products - 0.63%
Georgia-Pacific LLC[5], 8.25%, 5/1/2016	880,000	990,000
International Paper Co., 9.375%, 5/15/2019	2,562,000	3,308,208

20

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Paper & Forest Products (continued)
International Paper Co., 7.50%, 8/15/2021	$ 2,120,000	$2,505,912

		6,804,120

Total Materials		16,593,613

Telecommunication Services - 0.59%
Diversified Telecommunication Services - 0.24%
Clearwire Communications LLC - Clearwire Finance, Inc.[5], 12.00%, 12/1/2015	130,000	141,700
Clearwire Communications LLC - Clearwire Finance, Inc.[5], 12.00%, 12/1/2015	310,000	337,900
Inmarsat Finance plc (United Kingdom)[5], 7.375%, 12/1/2017	575,000	610,937
Intelsat Subsidiary Holding Co. S.A. (Bermuda)[5], 8.875%, 1/15/2015	535,000	549,713
Wind Acquisition Finance S.A. (Luxembourg)[5], 11.75%, 7/15/2017	585,000	666,900
Wind Acquisition Finance S.A. (Luxembourg)[5], 7.25%, 2/15/2018	300,000	310,500

		2,617,650

Wireless Telecommunication Services - 0.35%
CC Holdings GS V LLC - Crown Castle GS III Corp.[5], 7.75%, 5/1/2017	955,000	1,050,500
Crown Castle Towers LLC[5], 6.113%, 1/15/2020	1,045,000	1,110,835
Crown Castle Towers LLC[5], 4.883%, 8/15/2020	353,000	345,125
NII Capital Corp., 8.875%, 12/15/2019	590,000	649,000
SBA Tower Trust[5], 5.101%, 4/15/2017	575,000	603,888

		3,759,348

Total Telecommunication Services		6,376,998

Utilities - 0.47%
Electric Utilities - 0.34%
Allegheny Energy Supply Co. LLC[5], 5.75%, 10/15/2019	1,660,000	1,673,396
Exelon Generation Co. LLC, 5.35%, 1/15/2014	895,000	974,687
Southwestern Electric Power Co., 6.45%, 1/15/2019	880,000	979,301

		3,627,384

Gas Utilities - 0.06%
Ferrellgas LP - Ferrellgas Finance Corp.[5], 6.50%, 5/1/2021	670,000	649,900

Independent Power Producers & Energy Traders - 0.06%
Mirant Mid Atlantic Pass-Through Trust, Series B, 9.125%, 6/30/2017	319,311	349,646
North American Energy Alliance LLC - North American Energy Alliance Finance Corp.[5], 10.875%, 6/1/2016	250,000	280,625

		630,271

21

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount/ Shares	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Multi-Utilities - 0.01%
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013	$ 135,000	$154,101

Total Utilities		5,061,656

Total Non-Convertible Corporate Bonds (Identified Cost $193,052,545)		203,906,313

TOTAL CORPORATE BONDS (Identified Cost $194,229,549)		205,229,019

MUTUAL FUNDS - 1.74%

iShares iBoxx High Yield Corporate Bond Fund	105,941	9,723,265
iShares iBoxx Investment Grade Corporate Bond Fund	83,883	9,099,628

TOTAL MUTUAL FUNDS (Identified Cost $17,815,693)		18,822,893

U.S. TREASURY SECURITIES - 5.26%

U.S. Treasury Notes - 5.26%
U.S. Treasury Note, 2.375%, 2/28/2015	$ 8,985,000	9,298,756
U.S. Treasury Note, 2.50%, 4/30/2015	25,000,000	25,945,300
U.S. Treasury Note, 2.125%, 5/31/2015	124,000	126,548
U.S. Treasury Note, 4.00%, 8/15/2018	10,150,000	10,981,032
U.S. Treasury Note, 2.75%, 2/15/2019	4,000,000	3,943,752
U.S. Treasury Note, 2.625%, 11/15/2020	7,000,000	6,562,500

TOTAL U.S. TREASURY SECURITIES (Identified Cost $54,936,463)		56,857,888

ASSET-BACKED SECURITIES - 0.11%

Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[5], 5.29%, 3/25/2016	470,000	516,223
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[5], 3.74%, 2/25/2017	700,000	711,920

TOTAL ASSET-BACKED SECURITIES (Identified Cost $1,169,757)		1,228,143

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.68%

Americold LLC Trust, Series 2010-ARTA, Class A1[5], 3.847%, 1/14/2029	315,000	317,687
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4[6], 5.740%, 5/10/2045	185,000	202,897
Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A4, 5.634%, 7/10/2046	100,000	108,004

22

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	$ 100,000	$105,211
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4[6], 5.722%, 9/11/2038	180,000	197,189
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.540%, 9/11/2041	125,000	134,421
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3[6], 5.727%, 3/15/2049	160,000	174,610
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4[6], 5.764%, 6/10/2046	270,000	295,996
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[5], 3.156%, 7/10/2046	448,491	450,576
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4[6], 5.883%, 7/10/2038	615,000	675,170
GS Mortgage Securities Corp. II, Series 2010-C2, Class A1[5], 3.849%, 12/10/2043	748,632	767,301
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4[6], 5.280%, 1/12/2043	450,000	481,382
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4[6], 5.229%, 12/15/2044	325,000	350,415
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4[6], 5.875%, 4/15/2045	610,000	671,198
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4[6], 5.883%, 6/15/2038	275,000	301,089
Merrill Lynch - Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4[6], 5.414%, 7/12/2046	175,000	186,769
Morgan Stanley Capital I, Series 2005-HQ7, Class A4[6], 5.204%, 11/14/2042	125,000	133,815
OBP Depositor LLC Trust, Series 2010-OBP, Class A5, 4.646%, 7/15/2045	115,000	117,688
Vornado DP LLC, Series 2010-VNO, Class A2FX5, 4.004%, 9/13/2028	350,000	338,326
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[6], 5.203%, 10/15/2044	225,000	243,723
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4[6], 5.738%, 5/15/2043	215,000	233,585
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[6], 6.011%, 6/15/2045	250,000	273,668
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[5], 4.393%, 11/15/2043	600,000	595,118

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $7,289,246)		7,355,838

FOREIGN GOVERNMENT BONDS - 0.09%

Hellenic Republic Government Bond (Greece), 6.00%, 7/19/2019 (Identified Cost $1,266,290)	EUR 975,000	916,958

23

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount/ Shares	Value

U.S. GOVERNMENT AGENCIES - 11.93%

Mortgage-Backed Securities - 3.40%
Fannie Mae, Pool #621881, 5.50%, 1/1/2017	$ 871	$943
Fannie Mae, Pool #888468, 5.50%, 9/1/2021	3,401,090	3,681,148
Fannie Mae, Pool #995233, 5.50%, 10/1/2021	211,825	229,532
Fannie Mae, Pool #888017, 6.00%, 11/1/2021	261,145	285,432
Fannie Mae, Pool #995329, 5.50%, 12/1/2021	2,003,228	2,168,181
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	338,776	370,283
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	3,599,454	3,895,847
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	212,724	229,730
Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038	11,973,418	13,022,161
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	1,103,999	1,197,149
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	348,733	381,106
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	235,225	257,061
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	194,221	212,372
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	341,055	372,715
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	166,619	179,636
Freddie Mac, Pool #G04601, 5.50%, 7/1/2038	9,583,672	10,255,705

Total Mortgage-Backed Securities (Identified Cost $36,702,970)		36,739,001

Other Agencies - 8.53%
Fannie Mae, 4.375%, 10/15/2015	12,800,000	14,057,971
Fannie Mae, 1.625%, 10/26/2015	16,000,000	15,570,608
Fannie Mae, 5.00%, 5/11/2017	75,000	84,461
Fannie Mae, 6.25%, 5/15/2029	4,472,000	5,283,623
Fannie Mae, 7.25%, 5/15/2030	4,021,000	5,259,532
Fannie Mae, 6.625%, 11/15/2030	4,268,000	5,264,471
Freddie Mac, 2.875%, 2/9/2015	1,000,000	1,044,180
Freddie Mac, 1.75%, 9/10/2015	9,000,000	8,865,324
Freddie Mac, 5.125%, 11/17/2017	14,000,000	15,821,008
Freddie Mac, 3.75%, 3/27/2019	15,740,000	16,264,850
Freddie Mac, 6.75%, 3/15/2031	1,841,000	2,308,760
Freddie Mac, 6.25%, 7/15/2032	1,931,000	2,305,025

Total Other Agencies (Identified Cost $93,373,922)		92,129,813

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $130,076,892)		128,868,814

SHORT-TERM INVESTMENTS - 3.08%

Dreyfus Cash Management, Inc. - Institutional Shares[8], 0.14%, (Identified Cost $33,253,434)	33,253,434	33,253,434

24

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Extended Term Series	Value

TOTAL INVESTMENTS - 99.19% (Identified Cost $966,303,082)	$1,071,349,592
OTHER ASSETS, LESS LIABILITIES - 0.81%	8,746,766

NET ASSETS - 100%	$1,080,096,358

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS OPEN AT JANUARY 31, 2011[9]:
Settlement Date	Contracts to Deliver	In Exchange For	Contracts At Value	Unrealized Depreciation
2/28/2011	EUR 920,000	$1,258,054	$1,259,194	$(1,140)

ADR - American Depository Receipt

EUR - Euro currency

NVDR - Non-Voting Depository Receipt

*Non-income producing security

**Less than 0.01%

1International Fair Value factor from pricing service was applied.

2The Bank of New York Mellon Corp. is the Series’ custodian and serves as sub-accountant and sub-transfer agent to the Series.

3Latest quoted sales price is not available and the latest quoted bid price was used to value the security.

4The rate shown is a fixed rate as of January 31, 2011; the rate becomes floating in 2049.

5Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be illiquid. These securities amount to $29,756,013, or 2.75%, of the Series’ net assets as of January 31, 2011.

6The coupon rate is floating and is the stated rate as of January 31, 2011.

7Security insured under the Federal Deposit Insurance Corporation Temporary Liquidity Guarantee Program.

8Rate shown is the current yield as of January 31, 2011.

9The counterparty for all forward foreign currency exchange contracts is the Bank of New York Mellon Corp.

Federal Tax Information:

On January 31, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$968,302,632
Unrealized appreciation	$120,146,522
Unrealized depreciation	(17,099,562)

Net unrealized appreciation	$103,046,960

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

25

Investment Portfolio - January 31, 2011 (unaudited)

The following is a summary of the valuation levels used for major security types as of January 31, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*	$615,388,407	$556,433,102	$58,955,305	$—
Preferred securities	3,428,198	—	3,428,198	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	185,726,702	—	185,726,702	—
States and political subdivisions (municipals)	—	—	—	—
Corporate debt	203,906,313	—	203,906,313	—
Convertible corporate debt	1,322,706	—	1,322,706	—
Asset backed securities	1,228,143	—	1,228,143	—
Commercial mortgage backed securities	7,355,838	—	7,355,838	—
Foreign government bonds	916,958	—	916,958	—
Mutual funds	52,076,327	52,076,327	—	—
Other financial instruments**:	—	—	—	—

Total assets:	1,071,349,592	608,509,429	462,840,163	—

Liabilities:
Other financial instruments**:
Forward foreign currency exchange contracts	(1,140)	—	(1,140)	—

Total liabilities:	(1,140)	—	(1,140)	—

Total	$1,071,348,452	$608,509,429	$462,839,023	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Level 3 Reconciliation	Commercial Mortgage-Backed Securities
Balance as of October 31, 2010 (market value)	$875,464
Accrued discounts/premiums	(237)
Realized gain (loss)	(37)
Change in unrealized appreciation (depreciation)	(31,675)
Purchases	203,688
Sales	(1,509)
Transfers in	—
Transfers out	(1,045,694)

Balance as of January 31, 2011 (market value)	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for industry classification and for securities where a latest quoted sales price is not available and the latest quoted bid price was used to value the security or foreign securities that had an International Fair Value factor applied from the pricing service was applied to value the security. Such securities are included in Level 2 in the table above.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no Level 3 securities held by the Series as of January 31, 2011.

26

Investment Portfolio - January 31, 2011 (unaudited)

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the three months ended January 31, 2011.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

27

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value

COMMON STOCKS - 88.31%

Consumer Discretionary - 9.75%
Auto Components - 0.08%
Cooper Tire & Rubber Co.	11,420	$261,061
Hankook Tire Co. Ltd. (South Korea)[1]	15,270	377,850

		638,911

Automobiles - 0.06%
Suzuki Motor Corp. (Japan)[1]	4,600	111,683
Yamaha Motor Co. Ltd. (Japan)*[1]	18,000	333,085

		444,768

Distributors - 0.04%
Inchcape plc (United Kingdom)*[1]	51,700	307,579

Diversified Consumer Services - 0.16%
Strayer Education, Inc.	10,680	1,281,600

Hotels, Restaurants & Leisure - 0.10%
Accor S.A. (France)[1]	5,210	238,029
Club Mediterranee S.A. (France)*[1]	6,455	147,837
Hyatt Hotels Corp. - Class A*	1,950	94,751
Intercontinental Hotels Group plc (United Kingdom)[1]	4,620	97,429
Wendy’s - Arby’s Group, Inc. - Class A	50,210	242,514

		820,560

Household Durables - 0.21%
Corporacion Geo S.A.B. de C.V. - Class B (Mexico)*	66,310	227,010
DR Horton, Inc.	3,300	40,887
Lennar Corp. - Class A	11,080	214,509
LG Electronics, Inc. (South Korea)[1]	2,780	290,696
Rodobens Negocios Imobiliarios S.A. (Brazil)	55,190	557,545
SodaStream International Ltd. (Israel)*	3,500	150,465
Toll Brothers, Inc.*	2,080	42,099
Tupperware Brands Corp.	3,880	177,510

		1,700,721

Leisure Equipment & Products - 0.01%
Sankyo Co. Ltd. (Japan)[1]	2,100	116,549

Media - 7.54%
Discovery Communications, Inc. - Class A*	189,770	7,401,030
Gestevision Telecinco S.A. (Spain)[1]	47,880	602,320
Grupo Televisa S.A. - ADR (Mexico)*	17,470	420,328
Imax Corp. (Canada)*	19,560	500,540
Liberty Global, Inc. - Class A*	148,100	6,006,936
Mediaset S.p.A. (Italy)[1]	520,480	3,385,325
Reed Elsevier plc (United Kingdom)[1]	856,470	7,578,010
Reed Elsevier plc - ADR (United Kingdom)	5,125	182,604

1

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Media (continued)
Societe Television Francaise 1 (France)[1]	39,080	$758,092
Time Warner, Inc.	383,150	12,050,068
Virgin Media, Inc. (United Kingdom)	130,950	3,294,702
The Walt Disney Co.	219,400	8,528,078
The Washington Post Co. - Class B	24,370	10,438,889
Wolters Kluwer N.V. (Netherlands)[1]	9,750	223,240

		61,370,162

Multiline Retail - 0.07%
Marks & Spencer Group plc (United Kingdom)[1]	48,350	275,696
PPR (France)[1]	1,965	313,475

		589,171

Specialty Retail - 1.45%
Chico’s FAS, Inc.	15,650	170,898
Dick’s Sporting Goods, Inc.*	189,430	6,836,529
The Finish Line, Inc. - Class A	12,710	195,607
KOMERI Co. Ltd. (Japan)[1]	5,400	125,143
Lumber Liquidators Holdings, Inc.*	9,950	278,003
The Sherwin-Williams Co.	49,740	4,214,470

		11,820,650

Textiles, Apparel & Luxury Goods - 0.03%
Adidas AG (Germany)[1]	4,050	252,041

Total Consumer Discretionary		79,342,712

Consumer Staples - 9.00%
Beverages - 2.14%
Anheuser-Busch InBev N.V. (Belgium)[1]	6,000	331,063
The Coca-Cola Co.	140,220	8,812,827
Diageo plc (United Kingdom)[1]	13,970	268,565
Heineken N.V. (Netherlands)[1]	9,410	473,688
Kirin Holdings Co. Ltd. (Japan)[1]	18,000	242,574
PepsiCo, Inc.	113,610	7,306,259

		17,434,976

Food & Staples Retailing - 1.83%
BJ’s Wholesale Club, Inc.*	5,090	223,655
Carrefour S.A. (France)[1]	24,970	1,220,740
Casino Guichard-Perrachon S.A. (France)[1]	2,880	281,227
Koninklijke Ahold N.V. (Netherlands)[1]	14,000	189,629
The Kroger Co.	283,910	6,075,674
Safeway, Inc.	276,980	5,730,716
SUPERVALU, Inc.	39,000	284,310

2

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value

COMMON STOCKS (continued)

Consumer Staples (continued)
Food & Staples Retailing (continued)
Tesco plc (United Kingdom)[1]	141,590	$912,698

		14,918,649

Food Products - 4.30%
Danone S.A. (France)[1]	10,990	660,726
Diamond Foods, Inc.	4,020	200,075
Flowers Foods, Inc.	13,620	343,633
General Mills, Inc.	109,790	3,818,496
Kellogg Co.	72,080	3,625,624
Kraft Foods, Inc. - Class A	271,530	8,300,672
Nestle S.A. (Switzerland)[1]	159,540	8,619,277
Sanderson Farms, Inc.	6,610	271,737
Suedzucker AG (Germany)[1]	6,820	182,403
Unilever plc - ADR (United Kingdom)	308,944	8,962,465

		34,985,108

Household Products - 0.05%
Reckitt Benckiser Group plc (United Kingdom)[1]	6,700	364,160

Personal Products - 0.68%
Beiersdorf AG (Germany)[1]	99,050	5,427,286
Kao Corp. (Japan)[1]	3,900	102,012

		5,529,298

Total Consumer Staples		73,232,191

Energy - 9.26%
Energy Equipment & Services - 4.89%
Baker Hughes, Inc.	193,267	13,240,722
Calfrac Well Services Ltd. (Canada)	24,560	833,914
Compagnie Generale de Geophysique - Veritas (CGG - Veritas) (France)*[1]	16,850	510,393
Dril-Quip, Inc.*	2,290	176,605
ION Geophysical Corp.*	22,000	209,220
Petroleum Geo-Services ASA (Norway)*[1]	20,000	296,741
Schlumberger Ltd.	131,300	11,684,387
Trican Well Service Ltd. (Canada)	44,200	968,441
Weatherford International Ltd. (Switzerland)*	499,826	11,855,873

		39,776,296

Oil, Gas & Consumable Fuels - 4.37%
Cameco Corp. (Canada)	312,640	12,965,181
Hess Corp.	241,830	20,342,740
Paladin Energy Ltd. (Australia)*	88,080	440,686
Repsol YPF S.A. (Spain)[1]	5,700	179,417
Royal Dutch Shell plc - Class B (Netherlands)[1]	7,474	260,434

3

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Royal Dutch Shell plc - Class B - ADR (Netherlands)	7,420	$523,629
Talisman Energy, Inc. (Canada)	23,710	543,174
Total S.A. (France)[1]	4,820	282,049

		35,537,310

Total Energy		75,313,606

Financials - 12.63%
Capital Markets - 5.34%
The Bank of New York Mellon Corp.[2]	488,800	15,265,224
The Charles Schwab Corp.	622,430	11,234,861
Credit Suisse Group AG - ADR (Switzerland)	3,250	145,307
Daiwa Securities Group, Inc. (Japan)[1]	4,000	19,791
Evercore Partners, Inc. - Class A	5,420	175,066
GAM Holding AG (Switzerland)*[1]	36,170	645,114
The Goldman Sachs Group, Inc.	2,050	335,421
Greenhill & Co., Inc.	1,880	130,510
Lazard Ltd. - Class A (Bermuda)	4,250	177,310
Nomura Holdings, Inc. (Japan)[1]	7,000	42,684
Northern Trust Corp.	123,170	6,402,377
State Street Corp.	190,440	8,897,357

		43,471,022

Commercial Banks - 2.43%
Banco Santander S.A. (Spain)[1]	667,930	8,178,238
Banco Santander S.A. - ADR (Spain)	40,370	494,129
Barclays plc - ADR (United Kingdom)	6,310	118,628
BNP Paribas (France)[1]	2,163	161,443
Credit Agricole S.A. (France)[1]	5,240	77,329
First Commonwealth Financial Corp.	114,370	735,399
First Financial Bancorp	25,140	424,866
Hong Leong Financial Group Berhad (Malaysia)[1]	69,020	198,327
HSBC Holdings plc (United Kingdom)[1]	695,310	7,580,974
HSBC Holdings plc - ADR (United Kingdom)	8,775	479,466
ICICI Bank Ltd. - ADR (India)	7,880	341,519
Societe Generale - ADR (France)[3]	12,660	163,820
Standard Chartered plc (United Kingdom)[1]	11,010	286,738
U.S. Bancorp	20,630	557,010

		19,797,886

Consumer Finance - 1.48%
American Express Co.	278,170	12,067,015

Diversified Financial Services - 1.24%
Bank of America Corp.	25,620	351,763

4

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value

COMMON STOCKS (continued)

Financials (continued)
Diversified Financial Services (continued)
Deutsche Boerse AG (Germany)[1]	104,700	$7,935,467
ING Groep N.V. (Netherlands)*[1]	5,355	60,979
JPMorgan Chase & Co.	18,951	851,658
Moody’s Corp.	29,080	854,080

		10,053,947

Insurance - 0.68%
Allianz SE (Germany)[1]	10,538	1,464,859
The Allstate Corp.	16,340	508,828
Amil Participacoes S.A. (Brazil)	39,510	381,365
AXA S.A. (France)[1]	4,615	97,671
Brown & Brown, Inc.	21,890	541,996
Mapfre S.A. (Spain)[1]	91,000	309,335
Muenchener Rueckversicherungs AG (MunichRe) (Germany)[1]	3,343	524,039
Willis Group Holdings plc (United Kingdom)	22,805	857,012
Zurich Financial Services AG (Switzerland)[1]	2,910	795,641

		5,480,746

Real Estate Investment Trusts (REITS) - 1.25%
Alexandria Real Estate Equities, Inc.	4,000	308,160
Alstria Office REIT AG (Germany)[1]	26,740	377,094
American Campus Communities, Inc.	13,590	439,501
Apartment Investment & Management Co. - Class A	14,700	375,732
Associated Estates Realty Corp.	5,310	78,641
AvalonBay Communities, Inc.	2,540	294,462
BioMed Realty Trust, Inc.	24,670	440,359
Boston Properties, Inc.	4,870	459,582
British Land Co. plc (United Kingdom)[1]	9,990	82,860
Camden Property Trust	5,330	295,442
Cogdell Spencer, Inc.	45,650	276,183
Corporate Office Properties Trust	25,750	941,163
DiamondRock Hospitality Co.*	6,740	81,756
Digital Realty Trust, Inc.	8,140	442,816
DuPont Fabros Technology, Inc.	17,690	405,455
Education Realty Trust, Inc.	6,000	46,800
Equity Lifestyle Properties, Inc.	3,820	217,282
Equity One, Inc.	4,950	92,317
Equity Residential	4,790	259,570
General Growth Properties, Inc.	5,190	76,864
HCP, Inc.	7,450	276,321
Health Care REIT, Inc.	4,530	222,332
Healthcare Realty Trust, Inc.	7,280	152,880
Home Properties, Inc.	7,540	419,827

5

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value

COMMON STOCKS (continued)

Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Host Hotels & Resorts, Inc.	19,393	$358,964
Land Securities Group plc (United Kingdom)[1]	8,100	87,515
LaSalle Hotel Properties	7,740	214,940
Lexington Realty Trust	11,260	95,372
Mack-Cali Realty Corp.	2,940	102,959
Morguard Real Estate Investment Trust (Canada)	5,880	86,026
National Health Investors, Inc.	1,830	83,686
National Retail Properties, Inc.	6,590	163,761
Omega Healthcare Investors, Inc.	11,300	251,764
Pebblebrook Hotel Trust	14,940	307,166
Public Storage	2,670	290,977
Realty Income Corp.	5,130	179,345
Simon Property Group, Inc.	3,136	318,147
Sovran Self Storage, Inc.	2,930	112,629
Tanger Factory Outlet Centers	7,140	186,425
UDR, Inc.	11,690	274,481

		10,177,556

Real Estate Management & Development - 0.02%
CB Richard Ellis Group, Inc. - Class A*	4,740	105,181
Renhe Commercial Holdings Co. Ltd. (China)[1]	186,000	31,110
Thomas Properties Group, Inc.*	11,440	43,472

		179,763

Thrifts & Mortgage Finance - 0.19%
Aareal Bank AG (Germany)*[1]	9,707	300,040
First Niagara Financial Group, Inc.	53,690	745,217
Hudson City Bancorp, Inc.	11,050	121,329
People’s United Financial, Inc.	25,930	334,756

		1,501,342

Total Financials		102,729,277

Health Care - 11.09%
Biotechnology - 0.43%
Amgen, Inc.*	15,930	877,424
Basilea Pharmaceutica AG (Switzerland)*[1]	8,420	649,388
Momenta Pharmaceuticals, Inc.*	32,000	409,280
Swedish Orphan Biovitrum AB (Sweden)*[1]	104,000	594,901
United Therapeutics Corp.*	14,100	958,518

		3,489,511

Health Care Equipment & Supplies - 7.52%
Abaxis, Inc.*	25,470	671,134

6

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies (continued)
Alere, Inc.*	434,939	$17,036,561
Becton, Dickinson and Co.	169,660	14,073,297
Boston Scientific Corp.*	848,690	5,923,856
Cochlear Ltd. (Australia)[1]	18,680	1,436,919
Conceptus, Inc.*	43,970	593,815
Covidien plc (Ireland)	34,620	1,643,411
DexCom, Inc.*	92,704	1,307,590
Gen-Probe, Inc.*	174,390	10,967,387
Hogy Medical Co. Ltd. (Japan)[1]	12,200	557,415
Hologic, Inc.*	33,590	669,113
Insulet Corp.*	60,260	1,026,228
Mindray Medical International Ltd. - ADR (China)	3,470	90,775
Quidel Corp.*	61,000	828,380
Sirona Dental Systems, Inc.*	15,580	682,560
Straumann Holding AG (Switzerland)[1]	5,774	1,415,041
Zoll Medical Corp.*	53,950	2,230,833

		61,154,315

Health Care Providers & Services - 0.72%
Bio-Reference Laboratories, Inc.*	30,670	708,170
Bumrungrad Hospital Public Co. Ltd. - NVDR (Thailand)[1]	124,000	131,533
China Cord Blood Corp. (Hong Kong)*	98,000	327,320
Cross Country Healthcare, Inc.*	86,140	620,208
Diagnosticos da America S.A. (Brazil)	133,680	1,623,936
Odontoprev S.A. (Brazil)	46,320	625,214
Sonic Healthcare Ltd. (Australia)[1]	157,370	1,872,664

		5,909,045

Health Care Technology - 1.13%
Allscripts Healthcare Solutions, Inc.*	30,080	634,989
Cerner Corp.*	86,593	8,559,718

		9,194,707

Life Sciences Tools & Services - 0.85%
Caliper Life Sciences, Inc.*	157,440	1,013,914
Lonza Group AG (Switzerland)[1]	49,420	3,895,311
Sequenom, Inc.*	162,350	1,112,097
WuXi PharmaTech (Cayman), Inc. - ADR (Cayman Islands)*	54,000	921,240

		6,942,562

Pharmaceuticals - 0.44%
AstraZeneca plc (United Kingdom)[1]	2,175	106,039
AstraZeneca plc - ADR (United Kingdom)	4,000	195,600
Bayer AG (Germany)[1]	11,706	864,365

7

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
GlaxoSmithKline plc (United Kingdom)[1]	14,755	$266,421
Sanofi-Aventis S.A. (France)[1]	1,987	135,797
Santen Pharmaceutical Co. Ltd. (Japan)[1]	4,800	172,036
Shire plc (Ireland)[1]	16,590	437,731
Takeda Pharmaceutical Co. Ltd. (Japan)[1]	2,700	130,142
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	6,630	362,329
UCB S.A. (Belgium)[1]	24,700	883,857

		3,554,317

Total Health Care		90,244,457

Industrials - 14.07%
Aerospace & Defense - 1.69%
The Boeing Co.	114,840	7,979,083
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	7,520	248,160
Spirit Aerosystems Holdings, Inc. - Class A*	232,780	5,498,264

		13,725,507

Air Freight & Logistics - 2.96%
Atlas Air Worldwide Holdings, Inc.*	5,050	256,591
FedEx Corp.	93,260	8,423,243
TNT N.V. (Netherlands)[1]	26,680	721,024
United Parcel Service, Inc. - Class B	205,063	14,686,612

		24,087,470

Airlines - 2.04%
Copa Holdings S.A. - Class A (Panama)	4,600	258,750
Deutsche Lufthansa AG (Germany)*[1]	17,640	370,640
Ryanair Holdings plc - ADR (Ireland)	267,270	8,167,771
Southwest Airlines Co.	630,297	7,469,019
US Airways Group, Inc.*	37,210	369,123

		16,635,303

Commercial Services & Supplies - 1.14%
Tomra Systems ASA (Norway)[1]	192,870	1,259,364
Waste Management, Inc.	212,740	8,056,464

		9,315,828

Construction & Engineering - 0.98%
MYR Group, Inc.*	12,250	269,377
Quanta Services, Inc.*	325,370	7,721,030

		7,990,407

Electrical Equipment - 0.23%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)*	37,900	897,093

8

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value

COMMON STOCKS (continued)

Industrials (continued)
Electrical Equipment (continued)
Alstom S.A. (France)[1]	10,550	$588,788
American Superconductor Corp.*	3,400	92,718
Nexans S.A. (France)[1]	2,050	164,458
Prysmian S.p.A. (Italy)[1]	6,400	129,239

		1,872,296

Industrial Conglomerates - 0.16%
Siemens AG (Germany)[1]	10,250	1,313,984

Machinery - 1.56%
ArvinMeritor, Inc.*	9,780	213,791
Astec Industries, Inc.*	6,770	203,777
FANUC Corp. (Japan)[1]	1,500	237,373
Flowserve Corp.	38,750	4,843,363
Lindsay Corp.	3,910	254,463
Pall Corp.	109,040	6,041,906
Titan International, Inc.	20,620	391,780
Wabash National Corp.*	30,000	340,800
Westport Innovations, Inc. (Canada)*	8,980	141,615

		12,668,868

Marine - 0.02%
D/S Norden (Denmark)[1]	5,200	176,524

Professional Services - 2.18%
Adecco S.A. (Switzerland)[1]	95,740	6,201,125
Manpower, Inc.	93,770	6,054,729
Randstad Holding N.V. (Netherlands)*[1]	99,660	5,442,391

		17,698,245

Road & Rail - 1.05%
All America Latina Logistica S.A. (Brazil)	80,870	683,074
Heartland Express, Inc.	18,300	293,257
Knight Transportation, Inc.	15,390	293,333
Norfolk Southern Corp.	112,200	6,865,518
RailAmerica, Inc.*	34,000	423,980

		8,559,162

Transportation Infrastructure - 0.06%
Groupe Eurotunnel S.A. (France)[1]	8,400	81,621
Malaysia Airports Holdings Berhad (Malaysia)[1]	183,830	368,080

		449,701

Total Industrials		114,493,295

9

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value

COMMON STOCKS (continued)

Information Technology - 17.99%
Communications Equipment - 4.21%
Alcatel-Lucent - ADR (France)*	282,290	$934,380
Cisco Systems, Inc.*	620,160	13,116,384
Infinera Corp.*	114,520	840,004
Juniper Networks, Inc.*	168,258	6,245,737
QUALCOMM, Inc.	228,280	12,356,796
Riverbed Technology, Inc.*	20,960	751,835

		34,245,136

Computers & Peripherals - 1.28%
Apple, Inc.*	1,390	471,655
EMC Corp.*	392,290	9,764,098
Immersion Corp.*	27,740	163,943

		10,399,696

Electronic Equipment, Instruments & Components - 0.48%
Amphenol Corp. - Class A	62,160	3,439,934
Hitachi Ltd. (Japan)[1]	61,000	333,726
Keyence Corp. (Japan)[1]	542	144,193

		3,917,853

Internet Software & Services - 2.80%
comScore, Inc.*	28,020	671,359
Google, Inc. - Class A*	30,599	18,370,416
VistaPrint N.V. (Netherlands)*	73,460	3,720,014

		22,761,789

IT Services - 6.91%
Accenture plc - Class A (Ireland)	165,230	8,504,388
Amadeus IT Holding S.A. - Class A (Spain)*[1]	194,030	4,079,790
Amdocs Ltd. (Guernsey)*	57,950	1,688,663
Automatic Data Processing, Inc.	202,329	9,691,559
Cap Gemini S.A. (France)[1]	14,620	735,502
Cielo S.A. (Brazil)	77,190	572,807
MasterCard, Inc. - Class A	37,070	8,767,426
Redecard S.A. (Brazil)	44,990	555,982
Visa, Inc. - Class A	129,720	9,060,942
The Western Union Co.	619,420	12,561,838

		56,218,897

Semiconductors & Semiconductor Equipment - 0.72%
Advantest Corp. (Japan)[1]	164,860	3,378,872
Infineon Technologies AG (Germany)*[1]	70,000	741,527
Sumco Corp. (Japan)*[1]	55,600	849,695
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	23,653	309,145

10

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
Tokyo Electron Ltd. (Japan)[1]	9,300	$607,981

		5,887,220

Software - 1.59%
Adobe Systems, Inc.*	5,310	175,495
Autodesk, Inc.*	221,550	9,012,654
DemandTec, Inc.*	25,500	307,275
Fortinet, Inc.*	24,950	959,327
Misys plc (United Kingdom)*[1]	46,020	250,165
SAP AG (Germany)[1]	6,540	378,356
SAP AG - ADR (Germany)	11,170	646,743
SolarWinds, Inc.*	52,700	996,030
Square Enix Holdings Co. Ltd. (Japan)[1]	10,600	184,861

		12,910,906

Total Information Technology		146,341,497

Materials - 4.18%
Chemicals - 2.75%
Arkema S.A. (France)[1]	40	2,782
BASF SE (Germany)[1]	5,200	400,317
Calgon Carbon Corp.*	22,488	320,679
Flotek Industries, Inc.*	21,180	149,107
Johnson Matthey plc (United Kingdom)[1]	6,220	191,779
Monsanto Co.	215,310	15,799,448
The Scotts Miracle-Gro Co. - Class A	4,070	210,297
Shin-Etsu Chemical Co. Ltd. (Japan)[1]	10,800	608,058
Syngenta AG (Switzerland)[1]	14,600	4,708,356

		22,390,823

Construction Materials - 0.61%
CRH plc (Ireland)[1]	22,080	475,605
Eagle Materials, Inc.	14,990	434,710
Martin Marietta Materials, Inc	24,640	2,057,440
Vulcan Materials Co.	47,220	2,009,683

		4,977,438

Containers & Packaging - 0.80%
Owens-Illinois, Inc.*	220,750	6,509,917

Paper & Forest Products - 0.02%
Norbord, Inc. (Canada)*	7,002	104,399

Total Materials		33,982,577

11

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value

COMMON STOCKS (continued)

Telecommunication Services - 0.16%
Diversified Telecommunication Services - 0.10%
France Telecom S.A. (France)[1]	13,330	$290,729
Swisscom AG - ADR (Switzerland)[3]	9,116	402,745
Telenor ASA - ADR (Norway)[3]	3,430	159,152

		852,626

Wireless Telecommunication Services - 0.06%
SK Telecom Co. Ltd. - ADR (South Korea)	28,400	491,320

Total Telecommunication Services		1,343,946

Utilities - 0.18%
Electric Utilities - 0.07%
Brookfield Infrastructure Partners LP - ADR (Bermuda)	4,262	92,571
E.ON AG (Germany)[1]	13,630	454,726

		547,297

Independent Power Producers & Energy Traders - 0.03%
GenOn Energy, Inc.*	56,361	233,335

Multi-Utilities - 0.05%
GDF Suez (France)[1]	4,464	176,819
National Grid plc (United Kingdom)[1]	24,670	218,790

		395,609

Water Utilities - 0.03%
Cia de Saneamento de Minas Gerais - Copasa MG (Brazil)	15,510	254,476

Total Utilities		1,430,717

TOTAL COMMON STOCKS
(Identified Cost $611,449,189)		718,454,275

PREFERRED STOCKS - 0.03%

Consumer Staples - 0.03%
Household Products - 0.03%
Henkel AG & Co. KGaA (Germany)[1]
(Identified Cost $134,525)	3,790	230,597

WARRANTS - 0.00%**

Health Care - 0.00%**
Life Sciences Tools & Services - 0.00%**
Caliper Life Sciences, Inc., 8/10/2011* (Identified Cost $2,672)	4,132	2,397

12

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Maximum Term Series	Principal Amount	Value

CORPORATE BONDS - 0.35%

Non-Convertible Corporate Bonds - 0.35%
Financials - 0.30%
Capital Markets - 0.10%
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	$ 410,000	$422,007
Morgan Stanley, 5.50%, 1/26/2020	405,000	404,176

		826,183

Consumer Finance - 0.05%
American Express Co., 8.125%, 5/20/2019	315,000	390,717

Diversified Financial Services - 0.15%
Bank of America Corp., 7.625%, 6/1/2019	340,000	392,061
Citigroup, Inc., 8.50%, 5/22/2019	330,000	403,940
JPMorgan Chase & Co., 4.95%, 3/25/2020	385,000	391,736

		1,187,737

Total Financials		2,404,637

Industrials - 0.05%
Industrial Conglomerates - 0.05%
General Electric Capital Corp., 5.50%, 1/8/2020	375,000	399,078

TOTAL CORPORATE BONDS
(Identified Cost $2,656,511)		2,803,715

U.S. TREASURY SECURITIES - 2.15%

U.S. Treasury Notes - 2.15%
U.S. Treasury Note, 4.875%, 4/30/2011	6,500,000	6,573,632
U.S. Treasury Note, 2.625%, 6/30/2014	750,000	786,796
U.S. Treasury Note, 2.625%, 12/31/2014	3,000,000	3,138,984
U.S. Treasury Note, 1.25%, 9/30/2015	7,200,000	7,021,685

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $17,568,315)		17,521,097

U.S. GOVERNMENT AGENCIES - 6.61%

Other Agencies - 6.61%
Fannie Mae, 4.375%, 10/15/2015	5,000,000	5,491,395
Fannie Mae, 1.625%, 10/26/2015	20,400,000	19,852,525
Fannie Mae, 6.25%, 5/15/2029	4,825,000	5,700,689
Fannie Mae, 7.25%, 5/15/2030	4,330,000	5,663,709
Fannie Mae, 6.625%, 11/15/2030	4,610,000	5,686,320
Freddie Mac, 6.75%, 3/15/2031	4,540,000	5,693,519
Freddie Mac, 6.25%, 7/15/2032	4,760,000	5,681,988

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $54,175,774)		53,770,145

13

Investment Portfolio - January 31, 2011 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value

SHORT-TERM INVESTMENTS - 3.27%

Dreyfus Cash Management, Inc. - Institutional Shares[4], 0.14%,
(Identified Cost $26,586,104)	26,586,104	$26,586,104

TOTAL INVESTMENTS - 100.72%
(Identified Cost $712,573,090)		819,368,330
LIABILITIES, LESS OTHER ASSETS - (0.72%)		(5,838,934)

NET ASSETS - 100%		$813,529,396

ADR - American Depository Receipt

NVDR - Non-Voting Depository Receipt

*	Non-income producing security
**	Less than 0.01%
[1]	International Fair Value factor from pricing service was applied.
[2]	The Bank of New York Mellon Corp. is the Series’ custodian and serves as sub-accountant and sub-transfer agent to the Series.
[3]	Latest quoted sales price is not available and the latest quoted bid price was used to value the security.
[4]	Rate shown is the current yield as of January 31, 2011.

Federal Tax Information:

On January 31, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$715,690,154
Unrealized appreciation	$115,897,321
Unrealized depreciation	(12,219,145)

Net unrealized appreciation	$103,678,176

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

14

Investment Portfolio - January 31, 2011 (unaudited)

The following is a summary of the valuation levels used for major security types as of January 31, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:

Equity securities*	$718,456,672	$602,317,746	$116,138,926	$—
Preferred securities	230,597	—	230,597	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	71,291,242	—	71,291,242	—
States and political subdivisions (municipals)	—	—	—	—
Corporate debt	2,803,715	—	2,803,715	—
Convertible corporate debt	—	—	—	—
Asset backed securities	—	—	—	—
Commercial mortgage backed securities	—	—	—	—
Foreign government bonds	—	—	—	—
Mutual funds	26,586,104	26,586,104	—	—
Other financial instruments**:	—	—	—	—

Total assets:	819,368,330	628,903,850	190,464,480	—

Liabilities:
Other financial instruments**:
Forward foreign currency exchange contracts	—	—	—	—

Total liabilities:	—	—	—	—

Total	$819,368,330	$628,903,850	$190,464,480	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for industry classification and for securities where a latest quoted sales price is not available and the latest quoted bid price was used to value the security or foreign securities that had an International Fair Value factor applied from the pricing service was applied to value the security. Such securities are included in Level 2 in the table above.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of January 31, 2011, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of October 31, 2010 or January 31, 2011.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the three months ended January 31, 2011.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

15

Investment Portfolio - January 31, 2011 (unaudited)

Target Income Series	Shares	Value

MUTUAL FUNDS - 100.03%

Manning & Napier Pro-Blend® Conservative Term Series - Class I	4,614,551	$48,868,096

TOTAL INVESTMENTS - 100.03%
(Identified Cost $43,282,012)		48,868,096
LIABILITIES, LESS OTHER ASSETS - (0.03%)		(16,225)

NET ASSETS - 100%		$48,851,871

Federal Tax Information:

On January 31, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$43,284,151
Unrealized appreciation	$5,586,084
Unrealized depreciation	(2,139)

Net unrealized appreciation	$5,583,945

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Mutual funds	$48,868,096	$48,868,096	$—	$—
Other financial instruments*:	—	—	—	—

Total assets:	48,868,096	48,868,096		—

Liabilities:
Other financial instruments*:	—	—	—	—

Total liabilities:	—	—	—	—

Total	$48,868,096	$48,868,096	$—	$—

1

Investment Portfolio - January 31, 2011 (unaudited)

*Other financial instruments are derivative instruments such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of January 31, 2011, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of October 31, 2010 or January 31, 2011.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the three months ended January 31, 2011.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - January 31, 2011 (unaudited)

Target 2010 Series	Shares	Value

MUTUAL FUNDS - 100.04%

Manning & Napier Pro-Blend® Conservative Term Series - Class I	700,013	$7,413,142
Manning & Napier Pro-Blend® Moderate Term Series - Class I	2,811,373	29,688,103

TOTAL INVESTMENTS - 100.04%
(Identified Cost $34,815,638)		37,101,245
LIABILITIES, LESS OTHER ASSETS - (0.04%)		(15,619)

NET ASSETS - 100%		$37,085,626

Federal Tax Information:

On January 31, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$34,815,638
Unrealized appreciation	$2,285,607
Unrealized depreciation	—

Net unrealized appreciation	$2,285,607

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Mutual funds	$37,101,245	$37,101,245	$—	$—
Other financial instruments*:	—	—	—	—

Total assets:	37,101,245	37,101,245		—

Liabilities:
Other financial instruments*:	—	—	—	—

Total liabilities:	—	—	—	—

Total	$37,101,245	$37,101,245	$—	$—

1

Investment Portfolio - January 31, 2011 (unaudited)

*Other financial instruments are derivative instruments such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of January 31, 2011, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of October 31, 2010 or January 31, 2011.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the three months ended January 31, 2011.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - January 31, 2011 (unaudited)

Target 2020 Series	Shares	Value

MUTUAL FUNDS - 100.04%

Manning & Napier Pro-Blend® Extended Term Series - Class I	5,258,737	$55,532,264
Manning & Napier Pro-Blend® Moderate Term Series - Class I	3,489,540	36,849,544

TOTAL INVESTMENTS - 100.04%
(Identified Cost $85,572,914)		92,381,808
LIABILITIES, LESS OTHER ASSETS - (0.04%)		(33,181)

NET ASSETS - 100%		$92,348,627

Federal Tax Information:

On January 31, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$85,576,913
Unrealized appreciation	$6,808,894
Unrealized depreciation	(3,999)

Net unrealized appreciation	$6,804,895

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Mutual funds	$92,381,808	$92,381,808	$—	$—
Other financial instruments*:	—	—	—	—

Total assets:	92,381,808	92,381,808		—

Liabilities:
Other financial instruments*:	—	—	—	—

Total liabilities:	—	—	—	—

Total	$92,381,808	$92,381,808	$—	$—

1

Investment Portfolio - January 31, 2011 (unaudited)

*Other financial instruments are derivative instruments such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of January 31, 2011, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of October 31, 2010 or January 31, 2011.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the three months ended January 31, 2011.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - January 31, 2011 (unaudited)

Target 2030 Series	Shares	Value

MUTUAL FUNDS - 100.03%

Manning & Napier Pro-Blend® Extended Term Series - Class I	6,696,570	$70,715,782
Manning & Napier Pro-Blend® Maximum Term Series - Class I	1,650,298	17,955,245

TOTAL INVESTMENTS - 100.03% (Identified Cost $80,421,232)		88,671,027
LIABILITIES, LESS OTHER ASSETS - (0.03%)		(28,046)

NET ASSETS - 100%		$88,642,981

Federal Tax Information:

On January 31, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$80,427,193
Unrealized appreciation	$8,249,795
Unrealized depreciation	(5,961)

Net unrealized appreciation	$8,243,834

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Mutual funds	$88,671,027	$88,671,027	$—	$—
Other financial instruments*:	—	—	—	—

Total assets:	88,671,027	88,671,027		—

Liabilities:
Other financial instruments*:	—	—	—	—

Total liabilities:	—	—	—	—

Total	$88,671,027	$88,671,027	$—	$—

1

Investment Portfolio - January 31, 2011 (unaudited)

*Other financial instruments are derivative instruments such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of January 31, 2011, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of October 31, 2010 or January 31, 2011.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the three months ended January 31, 2011.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - January 31, 2011 (unaudited)

Target 2040 Series	Shares	Value

MUTUAL FUNDS - 100.04%

Manning & Napier Pro-Blend® Maximum Term Series - Class I	5,625,349	$61,203,801

TOTAL INVESTMENTS - 100.04% (Identified Cost $51,433,969)		61,203,801
LIABILITIES, LESS OTHER ASSETS - (0.04%)		(21,929)

NET ASSETS - 100%		$61,181,872

Federal Tax Information:

On January 31, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$51,437,057
Unrealized appreciation	$9,769,832
Unrealized depreciation	(3,088)

Net unrealized appreciation	$9,766,744

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Mutual funds	$61,203,801	$61,203,801	$—	$—
Other financial instruments*:	—	—	—	—

Total assets:	61,203,801	61,203,801		—

Liabilities:
Other financial instruments*:	—	—	—	—

Total liabilities:	—	—	—	—

Total	$61,203,801	$61,203,801	$—	$—

1

Investment Portfolio - January 31, 2011 (unaudited)

*Other financial instruments are derivative instruments such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of January 31, 2011, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of October 31, 2010 or January 31, 2011.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the three months ended January 31, 2011.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - January 31, 2011 (unaudited)

Target 2050 Series	Shares	Value

MUTUAL FUNDS - 100.01%

Manning & Napier Pro-Blend® Maximum Term Series - Class I	1,983,937	$21,585,233

TOTAL INVESTMENTS - 100.01%
(Identified Cost $18,835,031)		21,585,233
LIABILITIES, LESS OTHER ASSETS - (0.01%)		(2,909)

NET ASSETS - 100%		$21,582,324

Federal Tax Information:

On January 31, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$18,835,031
Unrealized appreciation	$2,750,202
Unrealized depreciation	—

Net unrealized appreciation	$2,750,202

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Mutual funds	$21,585,233	$21,585,233	$—	$—
Other financial instruments*:	—	—	—	—

Total assets:	21,585,233	21,585,233		—

Liabilities:
Other financial instruments*:	—	—	—	—

Total liabilities:	—	—	—	—

Total	$21,585,233	$21,585,233	$—	$—

1

Investment Portfolio - January 31, 2011 (unaudited)

*Other financial instruments are derivative instruments such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of January 31, 2011, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of October 31, 2010 or January 31, 2011.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the three months ended January 31, 2011.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

ITEM 2: CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the Funds’ last fiscal quarter, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 3: EXHIBITS

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ B. Reuben Auspitz
B. Reuben Auspitz

President & Principal Executive Officer of Manning & Napier Fund, Inc.

April 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz
B. Reuben Auspitz

President & Principal Executive Officer of Manning & Napier Fund, Inc.

April 1, 2011

/s/ Christine Glavin
Christine Glavin

Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.

April 1, 2011